As filed with the Securities and Exchange Commission on April 29, 2013

  File No. 33-70984
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 24  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 203  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW Suite 700

Washington, D.C. 20001-3980

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485;

☒  On May 1, 2013 pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a) of Rule 485;

☐  On May 1, 2013 pursuant to paragraph (a) of Rule 485.

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the Protective Variable Annuity Contract, an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts invest in the following Funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund, Series II (formerly Invesco Van Kampen V.I. American Franchise Fund, Series II)

Invesco V.I. American Value Fund, Series II (formerly Invesco Van Kampen V.I. American Value Fund, Series II)

Invesco V.I. Comstock Fund, Series II (formerly Invesco Van Kampen V.I. Comstock Fund, Series II)

Invesco V.I. Equity and Income Fund, Series II (formerly Invesco Van Kampen V.I. Equity and Income Fund, Series II)

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund, Series II)

Invesco V.I. International Growth Fund, Series II

Invesco V.I. Mid Cap Growth Fund, Series II (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II)

Invesco V.I. Balanced Risk Allocation Fund, Series II

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity Income Portfolio-SC2

VIP Freedom Fund-2015 Maturity-SC2

VIP Freedom Fund-2020-Maturity-SC2

VIP Growth Portfolio-SC2

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small Cap Value Securities Fund, Class 2

Franklin Small-MidCap Growth Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Bond Securities Fund, Class 2

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust

Large Cap Value Fund, Institutional Class

Growth Opportunities Fund, Service Class

MidCap Value Fund, Institutional Class

Strategic Growth Fund, Institutional Class

Strategic International Equity Fund, Institutional Class

Structured Small Cap Equity Fund, Institutional Class

Structured U.S. Equity Fund, Institutional Class

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Core Portfolio, Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio, Class II)

ClearBridge Variable Small Cap Growth Portfolio, Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class II)

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio, Value Class

Calibrated Dividend Growth Portfolio, Value Class (formerly Capital Structure Portfolio, Value Class)

Bond-Debenture Portfolio, Value Class

Growth and Income Portfolio, Value Class

Growth Opportunities Portfolio, Value Class

International Opportunities Portfolio, Value Class

Classic Stock Portfolio, Value Class

Mid-Cap Stock Portfolio, Value Class (formerly Mid-Cap Value Portfolio, Value Class)

MFS® Variable Insurance TrustSM

MFS® Growth Series

MFS® Investors Growth Stock Series

MFS® Investors Trust Series

MFS® New Discovery Series

MFS® Research Bond Series-SS

MFS® Research Series

MFS® Total Return Series

MFS® Utilities Series

MFS® Value Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA

Global Fund/VA (formerly Global Securities Fund/VA)

Main Street Fund/VA

Discovery Mid Cap Growth/VA (formerly Small & MidCap Growth Fund/VA)

Money Fund/VA

Global Strategic Income Fund/VA

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class

Low Duration Fund, Advisor Class

Real Return Fund, Advisor Class

Short-Term Fund, Advisor Class

Total Return Fund, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio Class II

Additional Sub-Accounts may be available for certain Contracts purchased before May 1, 2002. See "The Company, Variable Account and Funds."

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The Protective Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013

YIELDS AND TOTAL RETURNS	48
Yields	48
Total Returns	48
Standardized Average Annual Total Returns	48
Non-Standard Average Annual Total Returns	49
Performance Comparisons	49
Other Matters	50
FEDERAL TAX MATTERS	50
Introduction	50
The Company's Tax Status	50
TAXATION OF ANNUITIES IN GENERAL	50
Tax Deferral During Accumulation Period	50
Taxation of Partial and Full Surrenders	52
Taxation of Annuity Payments	53
Taxation of Death Benefit Proceeds	53
Assignments, Pledges, and Gratuitous Transfers	54
Penalty Tax on Premature Distributions	54
Aggregation of Contracts	54
Exchange of Annuity Contracts	55
Loss of Interest Deduction Where Contract Is Held by or for the Benefit of Certain Non-Natural Persons	55
QUALIFIED RETIREMENT PLANS	55
In General	55
Direct Rollovers	59
FEDERAL INCOME TAX WITHHOLDING	59
GENERAL MATTERS	59
Error in Age or Gender	59
Incontestability	60
Non-Participation	60
Assignment or Transfer of a Contract	60
Notice	60
Modification	60
Reports	60
Settlement	60
Receipt of Payment	61
Protection of Proceeds	61
Minimum Values	61
Application of Law	61
No Default	61
DISTRIBUTION OF THE CONTRACTS	61
Selling Broker-Dealers	62
Inquiries	63
CEFLI	63
LEGAL PROCEEDINGS	63
VOTING RIGHTS	63
FINANCIAL STATEMENTS	64
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	65
APPENDIX A: Variable Income Payment Calculation	A-1
APPENDIX B: Contracts Offered Prior to May 1, 1996	B-1
APPENDIX C: Contracts Offered Prior to May 1, 1999	C-1
APPENDIX D: Condensed Financial Information	D-1

DEFINITIONS

"We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Administrative Office: Protective Life Insurance Company, P. O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Accounts available in this Contract.

Annuity Commencement Date: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Unit: A unit of measure used to calculate the amount of the variable income payments.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: The Protective Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

DCA Fixed Accounts: The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only.

Effective Date: The date as of which the initial Purchase Payment is credited to the Contract and the date the Contract takes effect.

Fixed Account: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account. We may also deduct state premium taxes, if applicable.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of Purchase Payments surrendered)	7.0	%(1)
Transfer Fee	$25	(2)
Premium Tax	3.5	%(3)

(1)  The Surrender Charge declines over time. (See "Charges and Deductions.")

(2)  Protective Life currently does not charge this Transfer Fee but reserves the right to do so in the future. (See "Charges and Deductions.")

(3)  Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee	$35	*
Variable Account Annual Expenses (as a % of average Variable Account value)
Mortality and Expense Risk Charge			1.25%
Administration Charge			0.15%
Total Variable Account Annual Expenses			1.40%

*  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2012. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from fund assets, including management fees, 12b-1 fees, and other expenses)	0.20%	-	1.71%

(1)  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	983	1,515	2,056	3,654
Minimum Fund Expenses	847	1,100	1,353	2,220

(2)  If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	344	1,045	1,765	3,654
Minimum Fund Expenses	198	609	1,040	2,220

(1)  A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date if annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. (See "Annuity Options.")

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the Protective Variable Annuity Contract?	The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract".)
How may I purchase a Contract?	Protective Life sells the Contracts through registered representatives of broker- dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts".)
Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract".)
What are the Purchase Payments?

The minimum amount that Protective Life will accept as an initial Purchase Payment is $2,000. Subsequent Purchase Payments may be made at any time except for certain contracts issued in the State of Oregon. The minimum subsequent Purchase Payment we will accept is (1) $100 for Non-Qualified Contracts, (2) $50 for Qualified Contracts and (3) $50 for Non-Qualified Contracts if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments".)

Can I cancel the Contract?

You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten days) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, where required, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel".)

Can I transfer amounts in the Contract?	Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers".)

Can I surrender the Contract?

Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. The surrender value is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee, and premium tax. (See "Surrenders and Partial Surrenders".) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters".)

Is there a death benefit?	If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death at our Administrative Office. The death benefit will depend on the age of the Owner on the date of death.
In general for Contracts issued after April 1996, if an Owner dies on or before his or her 90th birthday, the death benefit is the greatest of: (1) the Contract Value; or (2) aggregate Purchase Payments less aggregate amounts surrendered and any associated surrender charges; or (3) the maximum Anniversary Value.
For Contracts issued before May 1, 1996, refer to Appendix B.
If the Owner dies after his or her 90th birthday, the death benefit is the Contract Value.
Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. (See "Death Benefit".)

When must I begin taking Annuity Payments?	You generally must "annuitize" your annuity contract (i.e., begin taking annuity payments) no later than the Annuitant's 85th birthday.
However, in states where permitted, you may extend the latest Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday provided:
(1) your death benefit is less than 300% of your Contract Value as of the Valuation Day we receive your request for an extended Annuity Commencement Date; and
(2) cumulative partial surrenders from your Contract are less than or equal to 70% of your Contract Value plus cumulative partial surrenders as of the Valuation Day we receive your request for an extended Annuity Commencement Date; and
(3) you have agreed to a change in the way we calculate your death benefit (i.e., we will reduce your death benefit by any partial surrenders you make in the future on a proportionate basis rather than on a dollar-for-dollar basis). See "The Death Benefit" and "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday."
Extending the Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday, or changing the Owner of the Contract, may have adverse income tax consequences. (See "Federal Tax Matters".)
What Annuity Options are available?

Currently, we apply the Contract Value, less any applicable premium tax and surrender charge, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a fixed period, and life income with payments for a guaranteed period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuitization".)

Is the Contract available for qualified retirement plans?	You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans".)
Protective no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.
Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix D to this prospectus and in the Statement of Additional Information.
Other contracts.

We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits from the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

Federal Tax Status

Generally all earnings on investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters".)

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2012, Protective Life had total assets of approximately $57.2 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $57.4 billion at December 31, 2012.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account, also called the Variable Account, is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following Sub-Accounts of the Variable Account generally are available in the Contracts:

Fidelity VIP Contrafund®-SC2*
Fidelity VIP Equity Income-SC2*
Fidelity VIP Freedom Fund-2015 Maturity-SC2*
Fidelity VIP Freedom Fund-2020-Maturity-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Index 500-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP MidCap-SC2*
Franklin Flex Cap Growth Securities-C2*
Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small Cap Value Securities-C2*
Franklin Small-MidCap Growth Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Bond Securities-C2*
Templeton Growth Securities-C2*
Goldman Sachs Large Cap Value IC
Goldman Sachs Growth Opportunities SC*
Goldman Sachs MidCap Value IC
Goldman Sachs Strategic Growth IC
Goldman Sachs Strategic International Equity IC
Goldman Sachs Structured Small Cap Equity IC
Goldman Sachs Structured U.S. Equity IC
Invesco V.I. American Franchise II (formerly Invesco Van Kampen V.I. American Franchise II)*
Invesco V.I. American Value II (formerly Invesco Van Kampen V.I. American Value II)
Invesco V.I. Comstock II (formerly Invesco Van Kampen V.I. Comstock II)*
Invesco V.I. Equity and Income II (formerly Invesco Van Kampen V.I. Equity and Income II)*
Invesco V.I. Government Securities II*
Invesco V.I. Growth and Income II (formerly Invesco Van Kampen V.I. Growth and Income II)*
Invesco V.I. International Growth II*2
Invesco V.I. Mid Cap Growth II (formerly Invesco Van Kampen V.I. Mid Cap Growth II)*
Invesco V.I. Balanced Risk Allocation II*
ClearBridge Variable Mid Cap Core II (formerly Legg Mason ClearBridge Variable Mid Cap Core II)*	ClearBridge Variable Small Cap Growth II (formerly Legg Mason ClearBridge Variable Small Cap Growth II)*
Lord Abbett Fundamental Equity-VC
Calibrated Dividend Growth Portfolio, VC (formerly Lord Abbett Capital Structure-VC)
Lord Abbett Bond-Debenture-VC
Lord Abbett Growth and Income-VC
Lord Abbett Growth Opportunities-VC
Lord Abbett International Opportunities-VC
Lord Abbett Classic Stock-VC
Lord Abbett Mid-Cap Stock-VC (formerly Lord Abbett Mid-Cap Value)
MFS Growth
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
MFS Research Bond SS*
MFS Research
MFS Total Return
MFS Utilities
MFS Value SS*
Oppenheimer Capital Appreciation
Oppenheimer Global (formerly Oppenheimer Global Securities)
Oppenheimer Main Street
Discovery Mid Cap Growth/VA (formerly Oppenheimer Small & MidCap Growth)
Oppenheimer Money
Oppenheimer Global Strategic Income
PIMCO Long-Term US Government-AC*
PIMCO Low Duration-AC*
PIMCO Real Return-AC*
PIMCO Short-Term-AC*
PIMCO Total Return-AC*
Royce Capital Micro-Cap-SC*
Royce Capital Small-Cap-SC*
UIF Global Real Estate II*

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

The following two additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002 and who meet one or more of the following the conditions:

(1)  as of April 30, 2002, Contract Value was allocated to the Sub-Account;

(2)  as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

(3)  as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

Calvert Variable Series, Inc. Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balanced Portfolio)

Van Eck Worldwide Insurance Trust VIP Global Hard Assets Fund (formerly Van Eck Worldwide Hard Assets Fund)

Administration

Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc., Fidelity Investments Money Management, Inc. or Strategic Advisors, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; The Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Legg Mason Partners Variable Equity Trust advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC; PIMCO Variable Insurance Trust advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC; Royce Capital Fund advised by Royce & Associates, LLC; and, Lord Abbett Series Fund, Inc., managed by Lord, Abbett & Co. LLC. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Calvert Variable Series, Inc. Calvert VP SRI Balanced Portfolio is managed by Calvert Investment Management, Inc and subadvised (equity portfolio) by New Amsterdam Partners LLC. The Van Eck Associates Corporation is the investment adviser for the Van Eck Worldwide Insurance Trust fund. Invesco Advisers, Inc. is the investment adviser for AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco V.I. Balanced Risk Allocation Fund is subadvised by Invesco Asset Management Deutschland GmbH. Shares of these funds are offered only to:

(1)  the Variable Account;

(2)  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value II (formerly Invesco Van Kampen V.I. American Value II)

This Fund's investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco V.I. Comstock II (formerly Invesco Van Kampen V.I. Comstock II)

This Fund's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Equity and Income II (formerly Invesco Van Kampen V.I. Equity and Income II)

This Fund's investment objectives are both capital appreciation and current income.

Invesco V.I. Growth and Income II (formerly Invesco Van Kampen V.I. Growth and Income II)

This Fund's investment objective is to seek long-term growth of capital and income.

Invesco V.I. Mid Cap Growth II (formerly Invesco Van Kampen V.I. Mid Cap Growth II)

This Fund's investment objective is to seek capital growth.

Invesco V.I. International Growth Fund, Series II Shares

This Fund's investment objective is long-term growth of capital.

Invesco V.I. American Franchise Fund, Series II Shares, (formerly Invesco Van Kampen V.I. American Franchise Fund, Series II)

This Fund's investment objective is to seek capital growth.

Invesco V.I. Balanced Risk Allocation Fund, Series II Shares

The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Government Securities Fund, Series II Shares

The Fund's investment objective is total return, comprised of current income and capital appreciation.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom Fund, 2015 Maturity, Service Class 2

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund, 2020 Maturity, Service Class 2

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation. Under normal market conditions the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions the Fund invests in both equity and debt securities.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions the Fund invests at least 80% of its net assets in equity securities of companies that have paid rising dividends.

Franklin Small Cap Value Securities Fund, Class 2

This Fund seeks long-term total return. Under normal market conditions the Fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Franklin U.S. Government Fund, Class 2

This Fund seeks income. Under normal market conditions the Fund invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond Securities Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills, and debentures.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions the Fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

Strategic Growth Fund, Institutional Class

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Institutional Class

This Fund seeks long-term capital appreciation.

Mid Cap Value Fund, Institutional Class

This Fund seeks long-term capital appreciation.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

Strategic International Equity Fund, Institutional Class

This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Institutional Class

This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Institutional Class

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Core Fund, Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Fund, Class II)

This Fund seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Fund, Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Fund, Class II)

This fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Calibrated Dividend Growth Portfolio, Value Class (formerly Capital Structure Portfolio, Value Class)

The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio, Value Class

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Fundamental Equity Portfolio, Value Class

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth and Income Portfolio, Value Class

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio, Value Class

The Fund's investment objective is capital appreciation.

International Opportunities Portfolio, Value Class

The Fund's investment objective is long-term capital appreciation.

Classic Stock Portfolio, Value Class

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

Mid-Cap Stock Portfolio, Value Class (formerly Mid-Cap Value Portfolio)

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust

MFS Growth Series, Initial Class

This Fund's investment objective is to seek capital appreciation.

MFS Investors Growth Stock Series, Initial Class

This Fund's investment objective is to seek capital appreciation.

MFS Investors Trust Series, Initial Class

This Fund's investment objective is to seek capital appreciation.

MFS New Discovery Series, Initial Class

This Fund's investment objective is to seek capital appreciation.

MFS Research Bond Series, Service Class

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

MFS Research Series, Initial Class

This Fund's investment objective is to seek capital appreciation.

MFS Total Return Series, Initial Class

This Fund's investment objective is to seek total return.

MFS Utilities Series, Initial Class

This Fund's investment objective is to seek total return.

MFS Value Series, Service Class

This Fund's investment objective is to seek capital appreciation.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA

This Fund seeks capital appreciation.

Global Fund/VA, Service Shares (formerly Global Securities Fund/VA)

This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Main Street Fund/VA

This Fund seeks capital appreciation.

Discovery Mid Cap Growth/VA (formerly Small & MidCap Growth Fund/VA)

This Fund seeks capital appreciation by investing in "growth type" companies.

Money Fund/VA

This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Global Strategic Income Fund/VA

This Fund seeks a high level of current income principally derived from interest on debt securities.

PIMCO Variable Insurance Trust

Long-Term US Government Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

Low Duration Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The average portfolio duration of this Portfolio normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.

Real Return Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, future contracts or swap agreements.

Short-Term Portfolio, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The average portfolio duration of this Portfolio will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Total Return Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $750 million.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $750 million and $2.5 billion.

The Universal Institutional Funds, Inc.

UIF Global Real Estate Portfolio Class II

Seeks current income and capital appreciation.

Calvert Variable Series, Inc.

Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balanced Portfolio) (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments, which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

Van Eck Worldwide Insurance Trust

VIP Global Hard Assets Fund (formerly Worldwide Hard Assets Fund) (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities". Income is a secondary consideration.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your Investment Advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios

Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Contract.

Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees. We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Fidelity® Variable Insurance Products	0.25%
Paid to us:
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS Variable Insurance Trust	0.25%
PIMCO Variable Insurance Trust	0.25%
The Universal Institutional Funds, Inc.	0.35%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%
Oppenheimer Variable Account Funds	0.25%

Payments from Advisers and/or Distributors. As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

Other Payments. A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

Shares of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Trust), the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund Inc., Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002) are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of

Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund Inc., Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered. Contracts with an Effective Date prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 contain provisions that may differ from those described below. In particular, death benefit and certain Section 403(b) provisions may be different in Contracts with an Effective Date prior to May 1, 1996. Refer to Appendix B for these provisions. Contracts with an Effective Date prior to May 1, 1999 also differ from those described below with respect to DCA Accounts. Refer to Appendix C for these provisions.

The Contract

The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Protective no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner mean both Joint Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday. In certain states, more restrictive age conditions may apply. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

The Owner of the Contract may be changed by Written Notice, provided each new Owner's 85th birthday is after the Effective Date. If you have extended your latest Annuity Commencement Date beyond the Annuitant's 85th birthday, however, then the Owner of the Contract may be changed by Written Notice, provided each new Owner's 85th birthday is after the Effective Date and each new Owner is younger than 95 as of the Valuation Day we receive your extension request at our Administrative Office. In other words, we will permit you, as the Owner, to add or change Owners after you have extended your latest Annuity Commencement Date if: (1) the new Owner would have been eligible to purchase the Contract when it was originally issued (i.e., if the new Owner had not yet turned 85 on the Contract's Effective Date); and (2) the new Owner is younger than 95 at the time of the change (i.e., the new Owner can not be older than permitted under the latest Annuity Commencement Date, which is the oldest Owner's or Annuitant's 95th birthday). See "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday."

Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

The Annuitant is the person on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not a natural person, then the Annuitant may not be changed.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options you direct on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

We will only accept initial Purchase Payments before the earlier of the oldest Owner's 85th birthday or the Annuitant's 85th birthday. Protective Life may accept subsequent Purchase Payments after that time. The minimum subsequent Purchase Payment we will accept is $100 for Non-Qualified Contracts and $50 for Qualified Contracts. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payments that can be made without prior Administrative Office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the Automatic Purchase Payment plan to any DCA Fixed Account. You may not elect the automatic Purchase Payment plan and the systematic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right To Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage prepaid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate the portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, all Purchase Payments will be allocated according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account Value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value".) Only one class of Accumulation Units in each Sub-Account is available in the Contract. (See "Condensed Financial Information, Accumulation Units.")

Determination of Accumulation Units.

Purchase Payments allocated to and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•  surrenders and applicable surrender charges;

•  partial surrenders and applicable surrender charges;

•  systematic withdrawals;

•  transfer from a Sub-Account and any applicable transfer fee;

•  payment of a death benefit claim;

•  application of the Contract Value to an Annuity Option; and

•  deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)  is the result of:

a.  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

(2)  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our Administrative Office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received in "good order" at our Administrative Office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion we may introduce additional methods for requesting transfers or discontinue any method of making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us at our Administrative Office.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts. You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers. Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

Limitations on transfers involving the Guaranteed Account. No amounts may be transferred into a DCA Fixed Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so.

Limitations on frequent transfers, including "market timing" transfers. Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•  Increased brokerage, trading and transaction costs;

•  Disruption of planned investment strategies;

•  Forced and unplanned liquidation and portfolio turnover;

•  Lost opportunity costs; and

•  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account. We discourage frequent transfers of Contract Value between Sub-Accounts.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly or quarterly basis, amounts from a DCA Fixed Account to any Sub-Account of the Variable Account. No transfers may be made into any account of the Guaranteed Account. You may not make transfers out of the DCA Fixed Accounts to the Oppenheimer Money Fund Sub-Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account. For Contracts issued prior to May 1, 1999, please see Appendix C for a description of additional DCA Fixed Account provisions.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to restrict the subaccounts into which you may transfer amounts from a DCA fixed account or discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. No Contract Value may be transferred to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Account at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request at our Administrative Office. (See "Suspension or Delay in Payments.") The requirements for "good order" are set forth in the transaction service form.

Full Surrender.

At any time prior to the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at that time.

Signature Guarantees

Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your request in "good order" at our Administrative Office. The requirements for "good order" are set forth in the transaction service form. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract.

You may request a partial surrender by Written Notice or by facsimile. If we have received your completed Telephone Withdrawal Authorization Form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or by facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial withdrawals by telephone or facsimile or change the requirements for your ability to make partial withdrawals by telephone or facsimile for any Contract or class of Contracts at any time.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

  (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Systematic Withdrawals.

Currently, we offer a systematic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

(1)  made an initial Purchase Payment of at least $12,000; or

(2)  a surrender value as of the previous Contract Anniversary equal to at least $12,000.

The systematic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to systematic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

When you elect the systematic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Systematic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. You may instruct us as to the Allocation Options from which the withdrawals should be made. If you give no instructions, systematic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

The maximum amount you can withdraw under the systematic withdrawal plan each year without incurring a surrender charge is the greater of:

(1)  10% of all Purchase Payments made as of the date of the request, or

(2)  your cumulative earnings calculated as of each Contract Anniversary.

Unless you instruct us to reduce the withdrawal amount so the annual total will not exceed these limits, we will continue to process withdrawals for the monthly amount you designate. Once the amount of your withdrawals exceeds the limit for surrender charge-free withdrawals, we reserve the right to deduct a surrender charge, if applicable, from the remaining payments made during that Contract Year. (See "Surrender Charge".)

If the amount to be withdrawn from an Allocation Option exceeds the value available, the transaction will not be completed and the systematic withdrawal plan will terminate. Once systematic withdrawals have terminated due to insufficient available value, they will not be automatically reinstated in the event that the Allocation Option should reach a sufficient value again. If you request a partial surrender that is not part of the systematic withdrawal plan in a year when you have used the systematic withdrawal plan, that partial surrender will be subject to any applicable surrender charge. (See "Surrender Charge.") Upon notification of the death of any Owner the Company will terminate the systematic withdrawal plan. The systematic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the systematic withdrawal plan. We reserve the right to discontinue the systematic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the

1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. For a discussion of Contracts issued prior to May 1, 1999, see Appendix C. The Fixed Account and certain DCA Fixed Accounts are not available in all states. See "The Fixed Account" and "The DCA Fixed Accounts" for more information.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Our General Account.

The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Fixed Account.

The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Fixed Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits), are paid from our general account, any amounts that we may pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP).

Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

The Fixed Account.

Except for certain Contracts issued in the State of Oregon, you generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. The DCA Fixed Accounts are not available in the state of Oregon.

DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") The DCA Fixed Accounts are currently available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to DCA Fixed Account 1 or 2 is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account. For Contracts issued before May 1, 1999, please see Appendix C for additional DCA Account provisions.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)  Purchase Payments allocated to the Guaranteed Account; plus

(2)  amounts transferred into the Guaranteed Account; plus

(3)  interest credited to the Guaranteed Account; minus

(4)  amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

(5)  the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

(6)  fees deducted from the Guaranteed Account.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

The following paragraphs describe the death benefit of Contracts we currently offer. For a discussion of the death benefit for Contracts with an Effective Date before May 1, 1996, see Appendix B.

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period in which we receive due proof of death at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation

Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of the Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing any such Contract modifications.

Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately. In this event, the Contract will terminate. If the death benefit is not taken in one sum immediately, then the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)  the entire interest must be distributed over the life of the Beneficiary, or over a period that does not extend beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, or

(2)  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, then the surviving spouse may elect, in lieu of receiving the death benefit, to continue the Contract and become the new Owner. The Contract will continue with the value of the death benefit, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to paragraph (1) or (2) above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Under the federal Defense of Marriage Act ("DOMA"), only individuals of the opposite sex can be treated as married or spouses. DOMA is the controlling law when determining whether individuals are "spouses" for the purposes of the federal tax provisions of annuity contracts. Under federal tax law, the beneficiary of an annuity contract who is the spouse (within the meaning of DOMA) of a deceased owner is treated more favorably than a beneficiary who is not recognized as a spouse under DOMA. Specifically, as described above, a beneficiary who is a DOMA recognized spouse of the deceased owner may continue an annuity contract without taking any distributions from the contract. In contrast, a beneficiary who is not recognized as a spouse of the deceased owner under DOMA (e.g., civil union and domestic partners or same-sex spouses) must surrender the contract within 5 years of the owner's death or take distributions from the contract over the beneficiary's life or life expectancy. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to elect to continue the Contract as provided in this section.

If you have questions concerning your status as a spouse and how that status might affect your rights under the Contract, please consult your legal adviser.

The Death Benefit

The amount of the death benefit will depend upon the age of the Owner when he or she dies.

If the Owner dies on or before his or her 90th birthday, the death benefit is the greatest of:

(1)  the Contract Value, which is the sum of the Variable Account value and the Guaranteed Account value,

(2)  aggregate Purchase Payments made under the Contract reduced by any partial surrenders and any associated charges, or

(3)  the maximum anniversary value.

The maximum anniversary value is the greatest anniversary value attained. The anniversary value is the sum of:

(1)  the Contract Value on a Contract Anniversary; plus

(2)  all Purchase Payments made since that Contract Anniversary; minus

(3)  any partial surrenders (and any associated charges) made since that Contract Anniversary.

An anniversary value is determined for each Contract Anniversary through the earlier of:

(1)  the deceased Owner's 80th birthday, or

(2)  the date of that Owner's death.

If the Owner dies after his or her 90th birthday, the death benefit is the Contract Value.

Impact of Partial Surrenders on the Death Benefit

We generally reduce your death benefit by any partial surrenders you have made under your Contract on a dollar-for-dollar basis.

However, if you have extended your latest Annuity Commencement Date beyond the Annuitant's 85th birthday (see "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday"), then we reduce your death benefit by any partial surrenders you have made under your Contract after the Valuation Day we receive your extension request on a proportionate basis. This means we will reduce the death benefit for each partial surrender in the same proportion that the amount surrendered (including associated surrender charges, if any) reduced your Contract Value as of the Valuation Day the partial surrender was taken.

Note: Before extending your Annuity Commencement Date and agreeing to a change in the way your death benefit is calculated, you should consider that, in a declining market, the proportional reduction of the death benefit may reduce the value of the death benefit by an amount that is significantly larger than the amount of the partial surrender taken.

For example, assume your death benefit before considering any partial surrenders is $10,000, your Contract Value is $9,000, and you made one partial surrender of $2,000. We would reduce your death benefit to equal $7,778, which is $10,000 multiplied by ((9,000 less 2,000) / 9,000). Note that we have reduced the death benefit by $2,222, which is greater than the amount of the partial surrender.

Escheatment of Death Benefit

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)  when the New York Stock Exchange is closed; or

(2)  when trading on the New York Stock Exchange is restricted; or

(3)  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)  when the SEC, by order, so permits for the protection of security holders; or

(5)  your premium check has not cleared your bank.

If, pursuant to SEC rules, the Oppenheimer Money Fund/VA suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Oppenheimer Money Fund/VA Sub-Account until the Fund is liquidated.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

We do not deduct any charges for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value if you make a partial surrender or surrender before the Annuity Commencement Date. Also, in certain circumstances we may deduct a surrender charge from amounts applied to Annuity Options. (See "Annuity Options.") We do not apply the surrender charge to the payment of a death benefit. Currently, we do not apply the surrender charge to systematic withdrawals you make within the limits described in the "Systematic Withdrawals" section of this prospectus. (See "Death Benefits" and "Systematic Withdrawals.")

In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

Determining the Surrender Charge.

The surrender charge is equal to the percentage of each Purchase Payment or portion of a Purchase Payment you surrender as specified in the table below. We calculate the surrender charge separately and apply it to each Purchase Payment at any time you surrender the Purchase Payment. No such surrender charge applies to the surrenders or partial surrenders of Contract Value in excess of the aggregate Purchase Payments. We calculate the surrender charge using the principle that all Contract Value in excess of the aggregate Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis.

The surrender charge is as follows:

Number of Years Elapsed Between the Date of Receipt of Purchase Payment(s) & Date of Surrender	Surrender Charge as a Percentage of Purchase Payment Withdrawn in a Full Year
Less than 1	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 and more	0%

Reduction or Elimination of Surrender Charge.

We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in saving of sales expenses. We will determine, at our sole discretion, the entitlement to such a reduction in surrender charge.

We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".)

Waiver of Surrender Charges.

Except in the states of Massachusetts, New Hampshire and New Jersey, we will waive any applicable surrender charge if, at any time after the first Calendar Year:

(1)  you are first diagnosed as having a terminal illness by a physician who is not related to you or the Annuitant; or,

(2)  you enter, for a period of at least ninety (90) days, a facility which is both

(a)  licensed by the state (in New Hampshire, operated pursuant to law); and

(b)  qualified as a skilled nursing home facility under Medicare or Medicaid.

For Contracts issued in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

The term "terminal illness" means that you are diagnosed as having a non-correctable medical conditon that, with a reasonable degree of certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice.

Once we have granted the waiver of surrender changes, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account attributable to your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See "Federal Tax Matters.") We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of each Sub-Account in the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Variable Account value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Sub-Accounts in the same proportion as their values are to the Variable Account. We will waive the contract maintenance fee in the event the Contract Value, or the aggregate Purchase Payments reduced by any withdrawals or partial surrenders, equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information about payments we make to the broker-dealers.

ANNUITIZATION

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date may be any date before or on the Annuitant's 85th birthday and may not be later than that date unless approved by Protective Life. You may elect a different Annuity Commencement Date, provided that it is no later than the Annuitant's 85th birthday (although under certain circumstances we may permit you to extend the Annuity Commencement Date — see "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday" below).

Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85) may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

As of the Annuity Commencement Date, we will apply your Contract Value (less any applicable charges and premium taxes) to the Annuity Option you have selected, and determine the amount of your first annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and period.

Changing the Annuity Commencement Date.

The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after we receive the written request and no later than the Annuitant's 85th birthday (although under certain circumstances we may permit you to extend the Annuity Commencement Date — see "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday" below).

Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday

In states where permitted, you may extend the latest Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday provided:

(1)  your death benefit is less than 300% of your Contract Value as of the Valuation Day we receive your request for an extended Annuity Commencement Date; and

(2)  cumulative partial surrenders from your Contract are less than or equal to 70% of your Contract Value plus cumulative partial surrenders as of the Valuation Day we receive your request for an extended Annuity Commencement Date; and

(3)  you have agreed to a change in the way we calculate your death benefit, as follows:

•  Generally, when we calculate your death benefit, we reduce your death benefit by any partial surrenders you have made under your Contract on a dollar-for-dollar basis.

•  However, if you have extended your latest Annuity Commencement Date beyond the Annuitant's 85th birthday, we reduce your death benefit by any partial surrenders you have made under your Contract after the Valuation Day we receive your extension request on a proportionate basis. This means we will reduce the death benefit for each partial surrender in the same proportion that the amount surrendered (including associated surrender charges, if any) reduced your Contract Value as of the Valuation Day the partial surrender was taken. See "The Death Benefit."

  Note: Before extending your Annuity Commencement Date and agreeing to a change in the way your death benefit is calculated, you should consider that, in a declining market, the proportional reduction of the death benefit may reduce the value of the death benefit by an amount that is significantly larger than the amount of the partial surrender taken.

If you have extended your latest Annuity Commencement Date beyond the Annuitant's 85th birthday, the Owner of the Contract may be changed by Written Notice, provided each new Owner's 85th birthday is after the Effective Date and each new Owner is younger than 95 as of the Valuation Day we receive your extension request at our Administrative Office. (If you have not extended your latest Annuity Commencement Date, the Owner of the Contract may be changed by Written Notice, provided each new Owner's 85th birthday is after the Effective Date.)

If you wish to extend your Annuity Commencement Date, you must request the extension in writing. Your request will be effective as of the Valuation Day we receive your written request at our Administrative Office.

Extending the Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday, or changing the Owner of the Contract, may have adverse income tax consequences. (See "Federal Tax Matters".)

Fixed Income Payments.

Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments.

Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Variable Option A (variable payments for a certain period). Refer to Appendix A for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Variable Option B (life income with or without a certain period).

Annuity Units.

On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day on which the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment on the 20th of each month in which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payment attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)  is the Annuity Unit value for the preceding Valuation Period; and

(c)  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix A for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. Only one exchange between Sub-Accounts is allowed in any calendar month, and no exchanges are allowed between the Guaranteed Account and the Variable Account.

Annuity Options

You may select a fixed income payment option, a variable income payment option (where available), or a combination of both, by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B—Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments. If you choose a combination of both, the period during which the fixed and variable payments are to be made must correspond. To receive a part or all of this benefit in the form of variable income payments, you must apply the greater of 50% of your Contract Value or at least $25,000 of your Contract Value to a variable income payment option. For Qualified Contracts, certain restrictions in the selection of the Annuity Options apply.

A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date if annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. In certain circumstances, therefore, a surrender charge could apply under Fixed Option C, Variable Annuity Option A and the Additional Option described below.

You may select from the following Annuity Options:

Fixed Option A — Fixed Payment for a Certain Period:

We will make equal payments for the period you select. No certain period may be less than 5 or more than 30 years. The amount of each payment depends on the total amount applied, the period selected and the payment rates in effect on the Annuity Commencement Date. Payments under this Annuity Option do not depend on the life of the Annuitant(s). Under this option, you may not surrender the Contract after the Annuity Commencement Date.

Fixed Option B — Life Income with Fixed Payments for a Certain Period:

Equal payments are based on the life of the named Annuitant(s). We will make payments for the lifetime of the Annuitant(s), with payments guaranteed for not less than 5 nor more than 30 years. Protective Life may make other periods available. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

Fixed Option C — Payments of a Fixed Amount:

We will make equal payments for a fixed amount. The amount of each payment may not be less than $10 for each $1,000 you apply. The period for which we will make payments depends on the total amount applied, the amount of the fixed payment, and the payment rates in effect on the Annuity Commencement Date. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

Variable Option A — Variable Payments for a Certain Period:

Payments are made for any selected period of not less than 10 nor more than 30 years. Payments under this Annuity Option do not depend on the life of the Annuitant(s).

You may fully or partially surrender the Contract under this option for a commuted value. Surrender charges, as described in "Charges and Deductions, Surrender Charge," will be imposed, when applicable, for the Purchase Payments you allocated to this Annuity Option on the Annuity Commencement Date or for the commuted value, whichever is less. Refer to Appendix A for an explanation of the commuted value calculation.

Variable Option B — Life Income with Variable Payments for a Certain Period:

Payments are made for the lifetime of the Annuitant(s), with payments guaranteed from 10 to 30 years. Payments stop at the end of the certain period or when the Annuitant(s) dies, whichever is later. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

Additional Option:

You may use the Contract Value (less applicable charges and premium taxes) to purchase any annuity contract that we offer on the date you elect this option.

At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Account Value to an annuity option while maintaining the remaining Account Value available for partial surrenders or a full surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

Minimum Amounts

If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, any remaining portion of such benefits will be paid out at least as rapidly as under the Annuity Option being used when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the

Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains.) For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Tax Implications of Extending Your Contract's Annuity Commencement Date Beyond Annuitant's 85th birthday

The following discussion is not exhaustive and does not purport to cover all situations. The effects of extending your Contract's Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday are unclear, and you should consult a tax advisor about your particular circumstances. Protective Life makes no guarantee regarding the tax consequences of extending the Annuity Commencement Date of your Contract.

Contracts Other than Qualified Contracts — Status of Contract as an Annuity: The Internal Revenue Code and the regulations issued thereunder do not contain an express rule that requires annuity payments under an annuity contract to commence by any specific date. We believe that if you choose to extend your Contract's Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday, your Contract will still be treated as an annuity contract for federal income tax purposes. However, it is possible that as a result of such change your Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under your Contract could be currently includible in your income.

Possible Treatment as an Exchange: It is possible that if you choose to extend your Contract's Annuity Commencement Date from not later than the Annuitant's 85th birthday to not later than the oldest Owner's or Annuitant's 95th birthday, this change will be treated for federal income tax purposes as if you exchanged one annuity contract for another annuity contract. We believe that even if this change is treated as an exchange, the exchange will be tax free under Code section 1035, provided that you do not change any parties to the Contract in connection with the exchange. However, if the change were treated as an exchange, and you purchased one or more other annuity contracts from us (or one of our affiliates) during the same calendar year in which the change occurs, all such contracts could be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includible in income.

Qualified Contracts — Effect of RMD Rules: Distributions from Qualified Contracts must generally begin no later than the Contract's required beginning date, as established under regulations issued by the Internal Revenue Service. For example, in the case of individual retirement accounts or annuities (IRAs) (other than Roth IRAs), distributions must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. As a result, Owners of Qualified Contracts, including IRAs, should carefully consider the potential benefits, if any, they might receive by delaying their Contract's Annuity Commencement Date in comparison to the potential detriments they might suffer as a result of the changes we will make in the way we calculate the Contract's death benefit.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." (defined below) All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a systematic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a full surrender, amounts received are includable in income to the extent they exceed the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to surrender charges if the Owner has a terminal illness or enters, for a period of at least 90 days, certain nursing home facilities. Such distributions will be treated as surrenders for federal tax purposes.

The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding").

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding").

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will be increased to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Penalty Tax on Premature Distributions

Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If you exchange all of another annuity contract and the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

Medicare Hospital Insurance Tax on Certain Distributions

Effective for tax years beginning after December 31, 2012, a new Medicare hospital insurance tax of 3.8% will apply to some types of investment income. While final regulations have not been issued, it appears that this tax will apply to all taxable distributions from nonqualified annuities. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Loss of Interest Deduction Where Contract Is Held By Or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, no attempt is made in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial surrenders, systematic withdrawals and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9) may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)  received on or after the date the Owner reaches age 59 1/2;

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains age 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Pension and Profit-sharing Plans.

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

Corporate and self-employed pension and profit sharing plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, e.g., fees that vary based on Contract values, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

Section 403(b) Annuity Contracts.

Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Owners using the Contracts as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

(i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

(ii)  earnings on those contributions; and

(iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer or exchange some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Income tax regulations impose a written plan requirement and certain information sharing requirements on Section 403(b) contracts (including Section 403(b) annuity contracts and Section 403(b)(7) custodial accounts). In particular, a rollover to a Section 403(b) contract from an eligible retirement plan, a transfer to a Section 403(b) plan from another Section 403(b) plan, and the exchange of a Section 403(b) contract for another Section 403(b) contract under the same Section 403(b) plan must be permitted under the Section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the Section 403(b) contract and the employer maintaining the Section 403(b) plan must generally agree to provide each other, from time to time, with information necessary for the Section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy Section 403(b) and other tax requirements. If these requirements are not met, there may be adverse tax consequences to the Contract Owner, including current taxation of amounts that would otherwise be tax deferred.

In light of the limitations in the income tax regulations, Protective, without prior approval, will not accept rollovers, transfers, or exchanges into a Section 403(b) annuity contract. A rollover, transfer, or exchange from your Section 403(b) annuity contract with Protective to another Section 403(b) contract may be made only if the other Section 403(b) annuity contract is maintained pursuant to a Section 403(b) plan that permits the rollover, transfer, or exchange. Before requesting a rollover, transfer, or exchange to another Section 403(b) contract, you should consult your tax advisor about the income tax consequences of the proposed transaction.

Deferred Compensation Plans of State and Local Governments and Tax-exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

If your Contract is used in connection with a pension or profit-sharing plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, or Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

Error in Age or Gender

When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-participation

The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities In General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our Administrative Office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves a principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2010	$84,823,201
December 31, 2011	$128,712,319
December 31, 2012	$141,595,320

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers. We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2012, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS, ProEquities, AIG Advisor Group, LPL Financial and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer. In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

CEFLI

Protective Life Insurance Company is a member of The Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuit that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2012 and 2011 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2012 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

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APPENDIX A
EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable income payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contact may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Contract Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Options.")

A-1

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APPENDIX B
MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1996

Contracts issued before May 1, 1996 and Contracts issued in certain states after May 1, 1996 are different in certain regards including but not limited to providing an option that allows Owners to take loans against their Contracts, a different guaranteed death benefit than the death benefit described in this prospectus, and different procedures relating to the death benefit than those described elsewhere in this Prospectus. (For a list of these states, please contact our home office or your registered representative.) Owners with the different guaranteed death benefit must refer to the discussion in this appendix together with the other sections of this Prospectus in order to determine their rights and benefits under the Contract.

Purchase Payments

For Contracts issued in the State of Oregon before May 1, 1996, Protective Life will only accept a single Purchase Payment.

Loan Privilege

The Loan Privilege is an additional feature that is only available for Section 403(b) Contracts issued before May 1, 1996, and those issued in certain states after that date, that are not subject to Title 1 of ERISA. Under this feature, Owners may obtain loans using only their Contracts as security for the loan.

The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax consequences to you.

We will only make loans if you make your request in the form of a properly completed written loan application. We will make loans within seven days of receiving your completed written loan application, subject to postponement under the same circumstances that the payment of surrenders may be postponed. (See "Suspension or Delay in Payments.") When you request a loan, we will reduce your Contract Value (on a pro rata basis among the investments in the Allocation Options, unless you request otherwise) by the amount of the loan. We will then transfer that amount to the loan account, which is part of Protective Life's general account. The amounts in the loan account will not be included in the investment experience of any Sub-Account.

When you have repaid the loan, the appropriate amount of your repayment will be transferred from the loan account back into the Variable Account and the Guaranteed Account. If you do not designate otherwise, the repayment will be allocated in accordance with your most recent instructions for allocations. On each Contract Anniversary, we will transfer from the Contract Value (from the Allocation Options as described above) to the loan account any amount by which your debt on the Contract exceeds the balance on the loan account.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. Regardless of whether it is repaid or not, loans will have a permanent effect on the Contract Value because the investment results of the Guaranteed and Variable Accounts will only apply to the unborrowed portions of the Contract Value. The longer the loan is outstanding, the greater this effect is likely to be.

Death Benefit

For Contracts issued prior to May 1, 1996, and those issued in certain states after that date, the guaranteed death benefit until the 6th Contract Anniversary equals the sum of the Guaranteed Account plus the greater of:

(1)  the Variable Account Value; or

(2)  the total Purchase Payment(s) allocated to the Variable Account,

(a)  plus any amounts transferred to the Variable Account,

(b)  plus interest at a compounded annual effective interest rate of 5% credited as of each Contract Anniversary until the 80th birthday of any Owner, and

(c)  minus any previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charges and contract maintenance fees

Beginning on the 6th Contract Anniversary, if the Owner dies before his or her 90th birthday, the guaranteed death benefit is the greater of:

(1)  the death benefit that is also applicable prior to the 6th Contract Anniversary; or

(2)  the greatest annual reset anniversary value attained.

We will determine an annual reset anniversary value on the 6th Contract Anniversary and for each Contract Anniversary thereafter occurring before the earlier of the Owner's 80th birthday or date of death. Each annual reset anniversary value is equal to the sum of:

(1)  the Contract Value on that Contract Anniversary; plus

(2)  all Purchase Payments since that Contract Anniversary; minus

(3)  all amounts surrendered, including associated surrender charges, since that Contract Anniversary.

If the death benefit is not taken in one sum immediately, the Contract will be continued and any increase in the Contract Value will be allocated among the Allocation Options in proportion to their values immediately prior to the Owners' death. In such a case, the entire interest in the Contract must be distributed within five years of the Owner's death unless:

(a)  the entire interest in the Contract is distributed over the life of the Beneficiary, or over a period that does not extend beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or

(b)  the Beneficiary is the deceased Owner's spouse and elects to continue the Contract and become the new Owner. If the Beneficiary is the deceased Owner's spouse and makes this election, the entire interest in the Contract must be distributed to the new Beneficiary within five years of the spouse's death.

Impact of Partial Surrenders on the Death Benefit

We generally reduce your death benefit by any partial surrenders you have made under your Contract on a dollar-for-dollar basis.

However, if you have extended your latest Annuity Commencement Date beyond the Annuitant's 85th birthday (see "Extending the Annuity Commencement Date Beyond the Annuitant's 85th Birthday"), then we reduce your death benefit by any partial surrenders you have made under your Contract after the Valuation Day we receive your extension request on a proportionate basis. This means we will reduce the death benefit for each partial surrender in the same proportion that the amount surrendered (including associated surrender charges, if any) reduced your Contract Value as of the Valuation Day the partial surrender was taken.

Note: Before extending your Annuity Commencement Date and agreeing to a change in the way your death benefit is calculated, you should consider that, in a declining market, the proportional reduction of the death benefit may reduce the value of the death benefit by an amount that is significantly larger than the amount of the partial surrender taken.

For example, assume your death benefit before considering any partial surrenders is $10,000, your Contract Value is $9,000, and you made one partial surrender of $2,000. We would reduce your death benefit to equal $7,778, which is $10,000 multiplied by ((9,000 less 2,000) / 9,000). Note that we have reduced the death benefit by $2,222, which is greater than the amount of the partial surrender.

APPENDIX C
MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1999

Contracts issued before May 1, 1999 are different in that the DCA Fixed Accounts include an additional account that is not available in Contracts with an Effective Date of May 1, 1999 or later. Owners of these Contracts must refer to the discussion in this appendix together with the other sections of this Prospectus in order to determine their rights and benefits under this Contract.

The Pre-May 1, 1999 DCA Fixed Account

The Pre-May 1, 1999 DCA Fixed Account is identical to the DCA Fixed Accounts offered after May 1, 1999 with the following exceptions:

•  You may determine the amount we systematically or automatically transfer from this account without reference to a scheduled number of dollar cost averaging transfers. The minimum amount you may systematically or automatically transfer from this account, however, is $100.

•  You may allocate Purchase Payments to this account with an account balance that is greater than $0.

•  Interest rates on this account are only guaranteed for a fixed period and the interest rates we offer for any such interest guaranteed period may differ from those we offer in a subsequent interest guaranteed period. We determine the interest rate we offer for any interest guaranteed period at our sole discretion, but the interest rate we offer is never less than 3%. We currently offer interest guaranteed periods of 12 months.

The Fixed Account and the DCA Fixed Accounts are not available in the state of Oregon for contracts issued on or after May 1, 1996.

C-1

APPENDIX D
CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994 — Goldman Sachs Large Cap Value (formerly Growth and Income) Institutional Class
Goldman Sachs Strategic International Equity
Institutional Class
Goldman Sachs Structured
Small Cap Equity
Institutional Class
Goldman Sachs Structured U.S. Equity Institutional Class
Oppenheimer Money Fund
 June 13, 1995 — Goldman Sachs Strategic Growth (formerly Capital Growth) Institutional Class
 July 1, 1997 — Calvert Social Small Cap Growth**
Calvert VP SRI Balanced (formerly Social Balanced)
MFS Growth (formerly Emerging Growth)
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Discovery MidCap Growth (formerly Small & Mid Cap Growth)
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Global Strategic Income (formerly Strategic Bond)
 November 5, 1998 — MFS New Discovery
MFS Utilities
Oppenheimer Global (formerly Oppenheimer Global Securities)
Van Eck VIP Global Hard Assets (formerly Worldwide Hard Assets)
Van Eck Worldwide Real Estate***
 May 1, 2000 — MFS Investors Growth Stock
Invesco V.I. American Franchise II (formerly Invesco Van Kampen VI American Franchise II)(1)	Van Kampen LIT Enterprise*(1)
Invesco V.I. Comstock (formerly Invesco Van Kampen V.I. Comstock)(1)
Invesco V.I. Growth and Income (formerly Invesco Van Kampen V.I. Growth and Income)(1)
 October 2, 2000 — Invesco V.I. American Value II (formerly Invesco Van Kampen V.I. American Value II)(1)
 May 1, 2002 — Lord Abbett Growth and Income, Value Class
Lord Abbett Mid-Cap Stock Portfolio, Value Class (formerly Lord Abbett Mid-Cap Value)
Lord Abbett Bond-Debenture, Value Class
 June 2, 2003 — Lord Abbett Growth Opportunities, Value Class
Lord Abbett Calibrated Dividend Growth, Value Class (formerly Lord Abbett Capital Structure, Value Class)
Invesco V.I. Government Securities II(1)
Invesco V.I. Equity and Income II (formerly Invesco Van Kampen V.I. Equity and Income II)(1)
 December 19, 2003 — Goldman Sachs Mid Cap Value Institutional Class
 May 1, 2006 — Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2

May 1, 2007 — Franklin U.S. Government-C2
Templeton Global Bond Securities-C2 (formerly Templeton Global Income Securities-C2)
 May 1, 2008 — Fidelity VIP Freedom Fund — 2015 Maturity-SC2
Fidelity VIP Freedom Fund — 2020 Maturity-SC2
Lord Abbett Classic Stock, Value Class (formerly Large-Cap Core)
Lord Abbett International Opportunities, Value Class (formerly International)
UIF Global Real Estate Class II
Invesco V.I. International Growth II(1)
 May 1, 2010 — Franklin Small Cap Value 'Securities, Class 2
Goldman Sachs Growth Opportunities, Service Class
ClearBridge Variable Mid Cap Core, Class II, (formerly Legg Mason ClearBridge Mid Cap Core, Class II)	ClearBridge Variable Small Cap Growth, Class II (formerly Legg Mason ClearBridge Small Cap Growth, Class II)
Lord Abbett Fundamental Equity, Value Class (formerly All Value)
MFS Research Bond SS
MFS Value SS
PIMCO VIT Long-Term US Government, Advisor Class
PIMCO VIT Low Duration, Advisor Class
PIMCO VIT Real Return, Advisor Class
PIMCO VIT Short-Term, Advisor Class
PIMCO VIT Total Return, Advisor Class
Royce Capital Micro-Cap, Service Class
Royce Capital Small-Cap, Service Class
Invesco V.I. US Mid Cap Growth, Class II (formerly Invesco Van Kampen V.I. Mid Cap Growth, Class II)(1)
Invesco V.I. Balanced Risk Allocation II(1)

*  The Van Kampen LIT Enterprises Portfolio was liquidated April 24, 2009.

**  The Calvert Social Small Cap Growth Fund was liquidated September 27, 2007.

***  The Van Eck Worldwide Real Estate Fund was liquidated December 8, 2009.

****  The Oppenheimer High Income Fund was liquidated on October 29, 2012.

(1)  On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

Accumulation Units

The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see "Fees and Expenses, Periodic Charges" on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values Outstanding

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub-Account	Year Ended
Calvert Social Small Cap Growth	2012	—
	2011	—
	2010	—
	2009	—
	2008	—
	2007	—
	2006	$13.98
	2005	$14.07
	2004	$15.71
	2003	$14.43
Calvert VP SRI Balanced	2012	$15.84
	2011	$14.54
	2010	$14.10
	2009	$12.81
	2008	$10.33
	2007	$15.25
	2006	$15.05
	2005	$14.03
	2004	$13.47
	2003	$12.62
ClearBridge Mid Cap Core — Class II	2012	$12.34
	2011	$10.65
	2010	$11.26
ClearBridge Small Cap Growth — Class II	2012	$13.46
	2011	$11.47
	2010	$11.52
Fidelity VIP Contrafund® — Service Class 2	2012	$11.59
	2011	$10.12
	2010	$10.56
	2009	$9.16
	2008	$6.86
	2007	$12.13
	2006	$10.49

Sub-Account	Year Ended
Fidelity VIP Equity-Income — Service Class 2	2012	$10.62
	2011	$9.20
	2010	$9.27
	2009	$8.18
	2008	$6.39
	2007	$11.33
	2006	$11.35
Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2012	$11.27
	2011	$10.21
	2010	$10.41
	2009	$9.36
	2008	$7.60
Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2012	$11.04
	2011	$9.90
	2010	$10.17
	2009	$9.02
	2008	$7.12
Fidelity VIP Growth — Service Class 2	2012	$11.31
	2011	$10.03
	2010	$10.17
	2009	$8.33
	2008	$6.60
	2007	$12.70
	2006	$10.17
Fidelity VIP Index 500 — Service Class 2	2012	$11.41
	2011	$10.01
	2010	$9.97
	2009	$8.82
	2008	$7.08
	2007	$11.43
	2006	$11.02
Fidelity VIP Investment Grade Bond — Service Class 2	2012	$13.51
	2011	$12.97
	2010	$12.29
	2009	$11.59
	2008	$10.18
	2007	$10.70
	2006	$10.42

Sub-Account	Year Ended
Fidelity VIP Mid-Cap — Service Class 2	2012	$11.93
	2011	$10.56
	2010	$12.02
	2009	$9.48
	2008	$6.88
	2007	$11.55
	2006	$10.16
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2012	$10.89
	2011	$10.11
	2010	$10.77
	2009	$9.40
	2008	$7.17
	2007	$11.24
	2006	$9.97
Franklin Templeton — Franklin Income Securities — Class 2	2012	$13.33
	2011	$12.00
	2010	$11.89
	2009	$10.70
	2008	$8.00
	2007	$11.54
	2006	$11.28
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2012	$12.01
	2011	$10.88
	2010	$10.41
	2009	$8.75
	2008	$7.56
	2007	$10.52
	2006	$10.96
Franklin Templeton — Franklin Small Cap Value Securities — Class 2	2012	$12.39
	2011	$10.61
	2010	$11.18
Franklin Templeton — Franklin Small-Mid Cap Growth Securities — Class 2	2012	$11.29
	2011	$10.33
	2010	$11.00
	2009	$8.74
	2008	$6.18
	2007	$10.89
	2006	$9.93

Sub-Account	Year Ended
Franklin Templeton — Mutual Shares Securities — Class 2	2012	$10.49
	2011	$9.32
	2010	$9.55
	2009	$8.71
	2008	$7.01
	2007	$11.30
	2006	$11.07
Franklin Templeton — Templeton Foreign Securities — Class 2	2012	$11.18
	2011	$9.59
	2010	$10.88
	2009	$10.18
	2008	$7.53
	2007	$12.82
	2006	$11.26
Franklin Templeton — Templeton Global Bond Securities — Class 2	2012	$16.35
	2011	$14.41
	2010	$14.75
	2009	$13.10
	2008	$11.20
	2007	$10.69
Franklin Templeton — Templeton Growth Securities — Class 2	2012	$9.83
	2011	$8.24
	2010	$8.98
	2009	$8.48
	2008	$6.56
	2007	$11.53
	2006	$11.43
Franklin Templeton — U.S. Government Fund — Class 2	2012	$12.22
	2011	$12.17
	2010	$11.67
	2009	$11.25
	2008	$11.06
	2007	$10.43
Goldman Sachs Growth Opportunities — Service Class	2012	$12.30
	2011	$10.44
	2010	$11.03

Sub-Account	Year Ended
Goldman Sachs Large Cap Value — Institutional Class	2012	$23.42
	2011	$19.94
	2010	$21.75
	2009	$19.84
	2008	$17.01
	2007	$26.34
	2006	$26.32
	2005	$21.77
	2004	$21.24
	2003	$18.14
Goldman Sachs Mid Cap Value — Institutional Class	2012	$17.96
	2011	$15.37
	2010	$16.65
	2009	$13.51
	2008	$10.29
	2007	$16.58
	2006	$16.30
	2005	$14.23
	2004	$12.79
	2003	$10.30
Goldman Sachs Strategic Growth — Institutional Class	2012	$25.76
	2011	$21.79
	2010	$22.70
	2009	$20.79
	2008	$14.27
	2007	$24.85
	2006	$22.88
	2005	$21.38
	2004	$21.06
	2003	$19.58
Goldman Sachs Strategic International Equity — Institutional Class	2012	$17.30
	2011	$14.47
	2010	$17.28
	2009	$15.88
	2008	$12.51
	2007	$23.48
	2006	$22.07
	2005	$18.33
	2004	$16.35
	2003	$14.61

Sub-Account	Year Ended
Goldman Sachs Structured Small Cap Equity — Institutional Class	2012	$30.48
	2011	$27.40
	2010	$27.60
	2009	$21.51
	2008	$17.09
	2007	$26.27
	2006	$31.90
	2005	$28.82
	2004	$27.55
	2003	$24.00
Goldman Sachs Structured U.S. Equity — Institutional Class	2012	$28.57
	2011	$25.32
	2010	$24.68
	2009	$22.18
	2008	$18.57
	2007	$29.89
	2006	$30.82
	2005	$27.68
	2004	$26.36
	2003	$23.26
Invesco VI American Franchise	2012	$5.46
	2011	$4.87
	2010	$5.26
	2009	$4.45
	2008	$2.72
	2007	$5.41
	2006	$4.69
	2005	$4.62
	2004	$4.35
	2003	$4.12
Invesco VI American Value II	2012	$12.49
	2011	$10.82
	2010	$10.88
Invesco VI Balanced Risk Allocation II	2012	$12.65
	2011	$11.59
	2010	$10.63

Sub-Account	Year Ended
Invesco VI Comstock	2012	$17.84
	2011	$15.18
	2010	$15.68
	2009	$13.71
	2008	$10.80
	2007	$17.03
	2006	$17.63
	2005	$15.38
	2004	$14.94
	2003	$12.87
Invesco VI Equity and Income II	2012	$16.35
	2011	$14.75
	2010	$15.16
	2009	$13.72
	2008	$11.36
	2007	$14.90
	2006	$14.62
	2005	$13.17
	2004	$12.44
	2003	$11.31
Invesco VI Government Securities II	2012	$11.21
	2011	$11.37
	2010	$11.41
	2009	$11.03
	2008	$11.09
	2007	$11.08
	2006	$10.50
	2005	$10.33
	2004	$10.14
	2003	$9.90
Invesco VI Growth & Income	2012	$15.54
	2011	$13.75
	2010	$14.23
	2009	$12.83
	2008	$10.46
	2007	$15.61
	2006	$15.40
	2005	$13.44
	2004	$12.39
	2003	$10.98

Sub-Account	Year Ended
Invesco VI International Growth II	2012	$9.90
	2011	$8.82
	2010	$8.17
	2009	$7.54
	2008	$5.60
Invesco VI Mid-Cap Growth II	2012	$6.27
	2011	$5.69
	2010	$6.37
	2009	$5.08
	2008	$3.29
	2007	$6.28
	2006	$5.42
	2005	$5.24
	2004	$4.78
	2003	$4.22
Lord Abbett Bond-Debenture	2012	$19.60
	2011	$17.67
	2010	$17.17
	2009	$15.50
	2008	$11.70
	2007	$14.39
	2006	$13.75
	2005	$12.75
	2004	$12.77
	2003	$12.00
Lord Abbett Calibrated Dividend Growth	2012	$17.57
	2011	$15.85
	2010	$16.04
	2009	$14.17
	2008	$11.65
	2007	$16.01
	2006	$15.74
	2005	$13.93
	2004	$13.61
	2003	$11.85
Lord Abbett Classic Stock	2012	$10.39
	2011	$9.16
	2010	$10.11
	2009	$8.98
	2008	$7.26

Sub-Account	Year Ended
Lord Abbett Fundamental Equity	2012	$11.15
	2011	$10.23
	2010	$10.86
Lord Abbett Growth and Income	2012	$12.16
	2011	$11.00
	2010	$11.88
	2009	$10.26
	2008	$8.75
	2007	$13.96
	2006	$13.69
	2005	$11.84
	2004	$11.63
	2003	$10.47
Lord Abbett Growth Opportunities	2012	$17.65
	2011	$15.68
	2010	$17.68
	2009	$14.59
	2008	$10.17
	2007	$16.70
	2006	$13.96
	2005	$13.12
	2004	$12.72
	2003	$11.60
Lord Abbett International Opportunities	2012	$9.53
	2011	$8.03
	2010	$9.66
	2009	$8.08
	2008	$5.54
Lord Abbett Mid Cap Stock	2012	$14.62
	2011	$12.95
	2010	$13.68
	2009	$11.06
	2008	$8.86
	2007	$14.82
	2006	$14.94
	2005	$13.50
	2004	$12.65
	2003	$10.34

Sub-Account	Year Ended
MFS Growth	2012	$18.86
	2011	$16.29
	2010	$16.58
	2009	$14.58
	2008	$10.74
	2007	$17.40
	2006	$14.57
	2005	$13.69
	2004	$12.72
	2003	$11.42
MFS Investors Growth Stock	2012	$7.90
	2011	$6.85
	2010	$6.91
	2009	$6.23
	2008	$4.53
	2007	$7.27
	2006	$6.62
	2005	$6.24
	2004	$6.06
	2003	$5.63
MFS Investors Trust	2012	$15.99
	2011	$13.61
	2010	$14.11
	2009	$12.88
	2008	$10.29
	2007	$15.60
	2006	$14.35
	2005	$12.88
	2004	$12.17
	2003	$11.08
MFS New Discovery	2012	$27.70
	2011	$23.18
	2010	$26.19
	2009	$19.48
	2008	$12.11
	2007	$20.24
	2006	$20.03
	2005	$17.94
	2004	$17.29
	2003	$16.46

Sub-Account	Year Ended
MFS Research	2012	$16.78
	2011	$14.51
	2010	$14.78
	2009	$12.94
	2008	$10.05
	2007	$15.95
	2006	$14.29
	2005	$13.12
	2004	$12.34
	2003	$10.80
MFS Research Bond — Service Shares	2012	$11.48
	2011	$10.88
	2010	$10.36
MFS Total Return	2012	$20.38
	2011	$18.58
	2010	$18.52
	2009	$17.08
	2008	$14.68
	2007	$19.12
	2006	$18.61
	2005	$16.86
	2004	$16.63
	2003	$15.15
MFS Utilities	2012	$28.51
	2011	$25.48
	2010	$24.20
	2009	$21.56
	2008	$16.42
	2007	$26.71
	2006	$21.18
	2005	$16.36
	2004	$14.20
	2003	$11.06
MFS Value — Service Shares	2012	$11.71
	2011	$10.25
	2010	$10.44

Sub-Account	Year Ended
OppenheimerFunds Capital Appreciation	2012	$17.94
	2011	$15.95
	2010	$16.36
	2009	$15.16
	2008	$10.64
	2007	$19.81
	2006	$17.60
	2005	$16.53
	2004	$15.96
	2003	$15.13
OppenheimerFunds Discovery Mid Cap Growth	2012	$15.14
	2011	$13.18
	2010	$13.22
	2009	$10.52
	2008	$8.05
	2007	$16.02
	2006	$15.28
	2005	$15.06
	2004	$13.59
	2003	$11.51
OppenheimerFunds Global Fund	2012	$27.72
	2011	$23.19
	2010	$25.64
	2009	$22.42
	2008	$16.27
	2007	$27.59
	2006	$26.32
	2005	$22.68
	2004	$20.12
	2003	$17.12
OppenheimerFunds Global Strategic Income	2012	$21.32
	2011	$19.05
	2010	$19.16
	2009	$16.90
	2008	$14.42
	2007	$17.05
	2006	$15.76
	2005	$14.87
	2004	$14.69
	2003	$13.71

Sub-Account	Year Ended
OppenheimerFunds Main Street	2012	$15.33
	2011	$13.31
	2010	$13.50
	2009	$11.79
	2008	$9.32
	2007	$15.36
	2006	$14.95
	2005	$13.18
	2004	$12.61
	2003	$11.68
OppenheimerFunds Money Fund	2012	$1.34
	2011	$1.36
	2010	$1.38
	2009	$1.40
	2008	$1.41
	2007	$1.39
	2006	$1.35
	2005	$1.30
	2004	$1.28
	2003	$1.29
PIMCO VIT Long-Term US Government Advisor Class	2012	$14.05
	2011	$13.66
	2010	$10.85
PIMCO VIT Low Duration Advisor Class	2012	$10.59
	2011	$10.16
	2010	$10.20
PIMCO VIT Real Return Advisor Class	2012	$12.37
	2011	$11.55
	2010	$10.50
PIMCO VIT Short-Term Advisor Class	2012	$10.03
	2011	$9.91
	2010	$10.01
PIMCO VIT Total Return Advisor Class	2012	$11.48
	2011	$10.64
	2010	$10.42
Royce Capital Micro-Cap — Service Class	2012	$10.88
	2011	$10.27
	2010	$11.87

Sub-Account	Year Ended
Royce Capital Small-Cap — Service Class	2012	$11.57
	2011	$10.46
	2010	$11.00
UIF Global Real Estate II	2012	$11.09
	2011	$8.65
	2010	$9.77
	2009	$8.10
	2008	$5.81
Van Eck VIP Global Hard Assets	2012	$42.80
	2011	$41.99
	2010	$50.96
	2009	$39.99
	2008	$25.75
	2007	$48.47
	2006	$33.82
	2005	$27.55
	2004	$18.42
	2003	$15.07
Van Eck Worldwide Real Estate	2012	—
	2011	—
	2010	—
	2009	—
	2008	$13.88
	2007	$31.36
	2006	$31.53
	2005	$24.42
	2004	$20.47
	2003	$15.24
Van Kampen LIT Enterprise	2012	—
	2011	—
	2010	—
	2009	—
	2008	$3.80
	2007	$6.76
	2006	$6.08
	2005	$5.76
	2004	$5.40
	2003	$5.26

Accumulation Units Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub-Account	Year Ended
Calvert Social Small Cap Growth	2012	—
	2011	—
	2010	—
	2009	—
	2008	—
	2007	—
	2006	58,238
	2005	82,614
	2004	102,414
	2003	120,436
Calvert VP SRI Balanced	2012	81,916
	2011	105,748
	2010	141,702
	2009	162,171
	2008	191,431
	2007	245,400
	2006	294,933
	2005	403,478
	2004	550,635
	2003	650,502
ClearBridge Mid Cap Core — Class II	2012	8,152
	2011	6,978
	2010	267
ClearBridge Small Cap Growth — Class II	2012	3,360
	2011	1,917
	2010	569
Fidelity VIP Contrafund® — Service Class 2	2012	175,301
	2011	216,302
	2010	255,454
	2009	315,757
	2008	337,164
	2007	237,194
	2006	91,699

Sub-Account	Year Ended
Fidelity VIP Equity-Income — Service Class 2	2012	52,153
	2011	58,055
	2010	49,288
	2009	59,034
	2008	42,729
	2007	51,863
	2006	27,689
Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2012	11,521
	2011	14,839
	2010	10,757
	2009	11,544
	2008	8,814
Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2012	3,696
	2011	7,064
	2010	8,851
	2009	11,423
	2008	6,842
Fidelity VIP Growth — Service Class 2	2012	21,349
	2011	23,813
	2010	29,917
	2009	32,878
	2008	24,378
	2007	29,150
	2006	8,946
Fidelity VIP Index 500 — Service Class 2	2012	22,808
	2011	17,076
	2010	31,629
	2009	33,237
	2008	22,647
	2007	24,347
	2006	7,075
Fidelity VIP Investment Grade Bond — Service Class 2	2012	179,446
	2011	203,915
	2010	230,036
	2009	229,789
	2008	121,588
	2007	93,386
	2006	16,277

Sub-Account	Year Ended
Fidelity VIP Mid-Cap — Service Class 2	2012	113,516
	2011	154,635
	2010	179,830
	2009	213,868
	2008	205,054
	2007	99,648
	2006	33,659
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2012	23,788
	2011	21,638
	2010	20,206
	2009	20,600
	2008	26,403
	2007	21,699
	2006	7,140
Franklin Templeton — Franklin Income Securities — Class 2	2012	347,419
	2011	416,406
	2010	478,541
	2009	507,301
	2008	466,027
	2007	467,049
	2006	198,331
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2012	228,337
	2011	235,740
	2010	205,570
	2009	173,590
	2008	124,046
	2007	60,484
	2006	48,661
Franklin Templeton — Franklin Small Cap Value Securities — Class 2	2012	11,216
	2011	15,639
	2010	8,085
Franklin Templeton — Franklin Small-Mid Cap Growth Securities — Class 2	2012	27,593
	2011	44,032
	2010	53,025
	2009	52,011
	2008	39,231
	2007	25,087
	2006	4,789

Sub-Account	Year Ended
Franklin Templeton — Mutual Shares Securities — Class 2	2012	464,192
	2011	505,666
	2010	534,918
	2009	543,007
	2008	520,042
	2007	481,654
	2006	198,417
Franklin Templeton — Templeton Foreign Securities — Class 2	2012	161,536
	2011	196,060
	2010	214,323
	2009	247,275
	2008	257,253
	2007	182,143
	2006	93,797
Franklin Templeton — Templeton Global Bond Securities — Class 2	2012	133,235
	2011	150,965
	2010	170,365
	2009	158,126
	2008	112,922
	2007	43,665
Franklin Templeton — Templeton Growth Securities — Class 2	2012	142,548
	2011	157,373
	2010	163,035
	2009	205,997
	2008	241,275
	2007	263,414
	2006	122,592
Franklin Templeton — U.S. Government Fund — Class 2	2012	198,082
	2011	205,345
	2010	248,943
	2009	248,236
	2008	271,893
	2007	39,481
Goldman Sachs Growth Opportunities — Service Class	2012	16,479
	2011	20,337
	2010	5,231

Sub-Account	Year Ended
Goldman Sachs Large Cap Value — Institutional Class	2012	1,485,630
	2011	1,812,981
	2010	2,211,225
	2009	2,594,400
	2008	3,259,635
	2007	4,035,964
	2006	4,862,808
	2005	6,020,945
	2004	7,394,575
	2003	8,602,553
Goldman Sachs Mid Cap Value — Institutional Class	2012	99,047
	2011	131,234
	2010	160,778
	2009	181,054
	2008	211,490
	2007	294,221
	2006	385,202
	2005	380,841
	2004	155,839
	2003	1,432
Goldman Sachs Strategic Growth — Institutional Class	2012	737,414
	2011	885,840
	2010	1,084,193
	2009	1,288,929
	2008	1,632,269
	2007	2,046,516
	2006	2,646,614
	2005	3,461,871
	2004	4,672,216
	2003	5,725,827
Goldman Sachs Strategic International Equity — Institutional Class	2012	972,561
	2011	1,152,242
	2010	1,395,355
	2009	1,677,979
	2008	2,058,936
	2007	2,519,379
	2006	3,056,324
	2005	3,609,374
	2004	4,475,683
	2003	5,307,973

Sub-Account	Year Ended
Goldman Sachs Structured Small Cap Equity — Institutional Class	2012	627,865
	2011	744,486
	2010	905,738
	2009	1,060,791
	2008	1,320,222
	2007	1,662,895
	2006	2,090,793
	2005	2,617,300
	2004	3,255,347
	2003	3,895,973
Goldman Sachs Structured U.S. Equity — Institutional Class	2012	923,351
	2011	1,107,148
	2010	1,326,192
	2009	1,573,796
	2008	2,013,646
	2007	2,539,464
	2006	3,213,800
	2005	4,116,944
	2004	5,295,822
	2003	6,484,270
Invesco VI American Franchise	2012	516,890
	2011	638,162
	2010	807,249
	2009	1,045,854
	2008	1,323,921
	2007	1,737,981
	2006	2,293,829
	2005	2,945,180
	2004	3,848,357
	2003	4,701,806
Invesco VI American Value II	2012	900
	2011	7,779
	2010	93
Invesco VI Balanced Risk Allocation II	2012	21,594
	2011	10,094
	2010	1,937

Sub-Account	Year Ended
Invesco VI Comstock	2012	1,097,646
	2011	1,375,210
	2010	1,719,033
	2009	2,151,828
	2008	2,826,600
	2007	3,828,088
	2006	4,701,611
	2005	5,714,523
	2004	6,323,336
	2003	6,372,668
Invesco VI Equity and Income II	2012	364,615
	2011	451,202
	2010	551,050
	2009	705,683
	2008	847,568
	2007	1,033,046
	2006	1,099,888
	2005	1,178,460
	2004	961,446
	2003	478,983
Invesco VI Government Securities II	2012	250,171
	2011	276,319
	2010	369,729
	2009	468,380
	2008	423,706
	2007	421,423
	2006	355,798
	2005	350,719
	2004	262,712
	2003	177,454
Invesco VI Growth & Income	2012	1,372,327
	2011	1,679,781
	2010	2,075,259
	2009	2,531,406
	2008	3,276,563
	2007	4,391,231
	2006	5,365,079
	2005	6,408,792
	2004	7,433,141
	2003	7,960,237

Sub-Account	Year Ended
Invesco VI International Growth II	2012	29,180
	2011	31,708
	2010	30,178
	2009	44,368
	2008	673
Invesco VI Mid-Cap Growth II	2012	79,136
	2011	99,383
	2010	122,131
	2009	142,073
	2008	113,252
	2007	140,279
	2006	164,480
	2005	271,294
	2004	314,712
	2003	371,641
Lord Abbett Bond-Debenture	2012	697,758
	2011	897,621
	2010	1,110,765
	2009	1,406,468
	2008	1,619,425
	2007	1,970,534
	2006	2,281,105
	2005	2,702,668
	2004	3,012,671
	2003	2,772,117
Lord Abbett Calibrated Dividend Growth	2012	193,142
	2011	235,060
	2010	289,614
	2009	341,342
	2008	397,403
	2007	500,695
	2006	550,327
	2005	629,935
	2004	440,335
	2003	147,311
Lord Abbett Classic Stock	2012	14,170
	2011	16,668
	2010	29,796
	2009	27,702
	2008	16,821

Sub-Account	Year Ended
Lord Abbett Fundamental Equity	2012	45,154
	2011	34,492
	2010	15,206
Lord Abbett Growth and Income	2012	1,256,889
	2011	1,594,339
	2010	1,975,975
	2009	2,394,475
	2008	3,033,182
	2007	4,020,829
	2006	4,759,051
	2005	5,542,096
	2004	5,870,223
	2003	5,137,161
Lord Abbett Growth Opportunities	2012	50,163
	2011	65,350
	2010	80,212
	2009	98,590
	2008	130,481
	2007	159,780
	2006	175,958
	2005	156,315
	2004	140,065
	2003	79,943
Lord Abbett International Opportunities	2012	17,856
	2011	19,231
	2010	38,108
	2009	13,880
	2008	5,681
Lord Abbett Mid Cap Stock	2012	668,654
	2011	876,694
	2010	1,099,719
	2009	1,381,770
	2008	1,774,408
	2007	2,385,721
	2006	2,922,486
	2005	3,485,413
	2004	3,443,295
	2003	2,934,186

Sub-Account	Year Ended
MFS Growth	2012	209,746
	2011	248,859
	2010	281,325
	2009	328,129
	2008	381,274
	2007	481,841
	2006	650,084
	2005	851,979
	2004	1,180,843
	2003	1,548,082
MFS Investors Growth Stock	2012	156,460
	2011	197,866
	2010	239,814
	2009	319,764
	2008	414,492
	2007	542,214
	2006	740,822
	2005	926,608
	2004	1,225,589
	2003	1,451,695
MFS Investors Trust	2012	377,382
	2011	448,042
	2010	561,284
	2009	687,759
	2008	884,378
	2007	1,144,074
	2006	1,526,031
	2005	2,074,697
	2004	2,946,962
	2003	3,711,622
MFS New Discovery	2012	58,688
	2011	76,085
	2010	86,447
	2009	98,391
	2008	112,792
	2007	160,842
	2006	231,686
	2005	290,307
	2004	389,513
	2003	516,756

Sub-Account	Year Ended
MFS Research	2012	308,182
	2011	389,944
	2010	452,429
	2009	581,606
	2008	791,181
	2007	922,180
	2006	1,250,714
	2005	1,651,370
	2004	2,240,629
	2003	2,798,879
MFS Research Bond — Service Shares	2012	80,643
	2011	54,001
	2010	23,115
MFS Total Return	2012	942,215
	2011	1,143,761
	2010	1,405,557
	2009	1,695,377
	2008	2,167,557
	2007	2,734,623
	2006	3,390,311
	2005	4,298,024
	2004	4,938,005
	2003	5,480,629
MFS Utilities	2012	102,978
	2011	128,014
	2010	153,996
	2009	201,739
	2008	282,241
	2007	371,188
	2006	463,422
	2005	541,940
	2004	577,172
	2003	607,394
MFS Value — Service Shares	2012	65,868
	2011	53,938
	2010	13,930

Sub-Account	Year Ended
OppenheimerFunds Capital Appreciation	2012	346,926
	2011	419,243
	2010	509,872
	2009	627,398
	2008	795,135
	2007	1,043,720
	2006	1,409,274
	2005	1,894,061
	2004	2,496,732
	2003	3,000,252
OppenheimerFunds Discovery Mid Cap Growth	2012	152,173
	2011	178,822
	2010	208,923
	2009	246,928
	2008	300,551
	2007	395,800
	2006	551,090
	2005	753,805
	2004	988,121
	2003	1,191,196
OppenheimerFunds Global Fund	2012	247,591
	2011	295,760
	2010	344,152
	2009	407,877
	2008	556,217
	2007	707,280
	2006	840,980
	2005	933,214
	2004	1,000,181
	2003	1,128,930
OppenheimerFunds Global Strategic Income	2012	748,455
	2011	875,115
	2010	1,137,978
	2009	1,389,573
	2008	1,824,878
	2007	2,305,859
	2006	2,769,104
	2005	3,600,355
	2004	4,577,750
	2003	5,763,645

Sub-Account	Year Ended
OppenheimerFunds Main Street	2012	482,146
	2011	607,274
	2010	749,841
	2009	909,232
	2008	1,165,878
	2007	1,536,976
	2006	2,063,914
	2005	2,744,978
	2004	3,645,542
	2003	4,419,097
OppenheimerFunds Money Fund	2012	4,858,421
	2011	4,375,532
	2010	5,404,473
	2009	7,576,709
	2008	13,006,277
	2007	7,965,367
	2006	5,760,233
	2005	5,081,773
	2004	6,901,482
	2003	8,057,685
PIMCO VIT Long-Term US Government Advisor Class	2012	5,935
	2011	20,059
	2010	5,352
PIMCO VIT Low Duration Advisor Class	2012	44,710
	2011	38,197
	2010	26,076
PIMCO VIT Real Return Advisor Class	2012	42,894
	2011	35,587
	2010	17,214
PIMCO VIT Short-Term Advisor Class	2012	19,245
	2011	21,199
	2010	18,943
PIMCO VIT Total Return Advisor Class	2012	159,137
	2011	134,739
	2010	59,666
Royce Capital Micro-Cap — Service Class	2012	2,721
	2011	6,013
	2010	2,311

Sub-Account	Year Ended
Royce Capital Small-Cap — Service Class	2012	12,079
	2011	13,910
	2010	6,785
UIF Global Real Estate II	2012	5,742
	2011	8,845
	2010	10,639
	2009	7,259
	2008	511
Van Eck VIP Global Hard Assets	2012	2,276
	2011	3,057
	2010	3,427
	2009	3,253
	2008	3,526
	2007	4,212
	2006	5,725
	2005	6,322
	2004	10,506
	2003	11,296
Van Eck Worldwide Real Estate	2012	—
	2011	—
	2010	—
	2009	—
	2008	7,246
	2007	8,179
	2006	10,343
	2005	18,213
	2004	21,971
	2003	41,961
Van Kampen LIT Enterprise	2012	—
	2011	—
	2010	—
	2009	—
	2008	1,038,391
	2007	1,353,338
	2006	1,834,632
	2005	2,370,263
	2004	3,288,092
	2003	3,969,672

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(This page has been left blank intentionally.)

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Investment Products Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity.

______________________________________________________________________________________________________ Name
______________________________________________________________________________________________________ Address
______________________________________________________________________________________________________ City, State, Zip
______________________________________________________________________________________________________ Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
THE PROTECTIVE VARIABLE ANNUITY
AN INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity, an individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2013.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of Protective Life Insurance Company as of December 31, 2012, and 2011 and for each of the three years in the period ended December 31, 2012 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal address of PricewaterhouseCoopers LLP is 1901 6th Avenue North, Suite 1600, Birmingham, Alabama 35203.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2012 and 2011 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2012 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and Board of Directors of Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts as listed in Note 1 to such financial statements of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
April 23, 2013

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Assets
Investment in sub-accounts at fair value	$66,708	$45,278	$34,689
Receivable from Protective Life Insurance Company	17	1	13
Total Assets	66,725	45,279	34,702
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$66,725	$45,279	$34,702
Accumulation Period	$66,532	$45,266	$34,588
Annuity Period	193	13	114
Net Assets	$66,725	$45,279	$34,702
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Assets
Investment in sub-accounts at fair value	$32,799	$39,958	$10,377
Receivable from Protective Life Insurance Company	3	4	—
Total Assets	32,802	39,962	10,377
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$32,802	$39,962	$10,377
Accumulation Period	$32,761	$39,926	$10,367
Annuity Period	41	36	10
Net Assets	$32,802	$39,962	$10,377

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Assets
Investment in sub-accounts at fair value	$118,718	$162,251	$57,154
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	118,718	162,251	57,154
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$118,718	$162,251	$57,154
Accumulation Period	$118,718	$162,251	$57,152
Annuity Period	—	—	2
Net Assets	$118,718	$162,251	$57,154
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Assets
Investment in sub-accounts at fair value	$22,221	$775	$65,143
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	22,221	775	65,143
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$22,221	$775	$65,143
Accumulation Period	$22,221	$775	$65,143
Annuity Period	—	—	—
Net Assets	$22,221	$775	$65,143

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Assets
Investment in sub-accounts at fair value	$90,337	$1,710	$4,793
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	90,337	1,710	4,793
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$90,337	$1,710	$4,793
Accumulation Period	$90,335	$1,710	$4,793
Annuity Period	2	—	—
Net Assets	$90,337	$1,710	$4,793
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investment in sub-accounts at fair value	$6,955	$8,810	$33,708
Receivable from Protective Life Insurance Company	—	4	2
Total Assets	6,955	8,814	33,710
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,955	$8,814	$33,710
Accumulation Period	$6,946	$8,778	$33,684
Annuity Period	9	36	26
Net Assets	$6,955	$8,814	$33,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Assets
Investment in sub-accounts at fair value	$2,777	$5,131	$2,473
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,777	5,131	2,473
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,777	$5,131	$2,473
Accumulation Period	$2,777	$5,131	$2,473
Annuity Period	—	—	—
Net Assets	$2,777	$5,131	$2,473
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Assets
Investment in sub-accounts at fair value	$52,121	$4,996	$88,846
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	52,121	4,996	88,846
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$52,121	$4,996	$88,846
Accumulation Period	$52,120	$4,996	$88,846
Annuity Period	1	—	—
Net Assets	$52,121	$4,996	$88,846

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Assets
Investment in sub-accounts at fair value	$89,700	$102,423	$54,793
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	89,702	102,423	54,793
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$89,702	$102,423	$54,793
Accumulation Period	$89,685	$102,423	$54,793
Annuity Period	17	—	—
Net Assets	$89,702	$102,423	$54,793
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Assets
Investment in sub-accounts at fair value	$62,304	$477,297	$300,401
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	62,304	477,297	300,401
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$62,304	$477,297	$300,401
Accumulation Period	$62,304	$477,297	$300,401
Annuity Period	—	—	—
Net Assets	$62,304	$477,297	$300,401

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
Assets
Investment in sub-accounts at fair value	$2,369	$30,141	$97,587
Receivable from Protective Life Insurance Company	—	—	1
Total Assets	2,369	30,141	97,588
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,369	$30,141	$97,588
Accumulation Period	$2,369	$30,141	$97,581
Annuity Period	—	—	7
Net Assets	$2,369	$30,141	$97,588
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Assets
Investment in sub-accounts at fair value	$2,831	$9,139	$11,888
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,831	9,139	11,888
Liabilities
Payable to Protective Life Insurance Company	—	—	1
Net Assets	$2,831	$9,139	$11,887
Accumulation Period	$2,831	$9,139	$11,870
Annuity Period	—	—	17
Net Assets	$2,831	$9,139	$11,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC
Assets
Investment in sub-accounts at fair value	$21,903	$11,429	$876
Receivable from Protective Life Insurance Company	4	—	—
Total Assets	21,907	11,429	876
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$21,907	$11,429	$876
Accumulation Period	$21,859	$11,429	$876
Annuity Period	48	—	—
Net Assets	$21,907	$11,429	$876
	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC
Assets
Investment in sub-accounts at fair value	$33,998	$12,922	$354,415
Receivable from Protective Life Insurance Company	1	—	6
Total Assets	33,999	12,922	354,421
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$33,999	$12,922	$354,421
Accumulation Period	$33,990	$12,922	$354,358
Annuity Period	9	—	63
Net Assets	$33,999	$12,922	$354,421
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Securites Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise
Assets
Investment in sub-accounts at fair value	$325,890	$310	$6,077
Receivable from Protective Life Insurance Company	5	—	—
Total Assets	325,895	310	6,077
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$325,895	$310	$6,077
Accumulation Period	$325,850	$310	$6,077
Annuity Period	45	—	—
Net Assets	$325,895	$310	$6,077
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
Assets
Investment in sub-accounts at fair value	$38,903	$42,676	$33,382
Receivable from Protective Life Insurance Company	11	2	—
Total Assets	38,914	42,678	33,382
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$38,914	$42,678	$33,382
Accumulation Period	$38,818	$42,655	$33,381
Annuity Period	96	23	1
Net Assets	$38,914	$42,678	$33,382

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II
Assets
Investment in sub-accounts at fair value	$178,324	$3,604	$187,836
Receivable from Protective Life Insurance Company	4	—	3
Total Assets	178,328	3,604	187,839
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$178,328	$3,604	$187,839
Accumulation Period	$178,293	$3,598	$187,802
Annuity Period	35	6	37
Net Assets	$178,328	$3,604	$187,839
	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II
Assets
Investment in sub-accounts at fair value	$423,937	$19,958	$33,209
Receivable from Protective Life Insurance Company	1	—	—
Total Assets	423,938	19,958	33,209
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$423,938	$19,958	$33,209
Accumulation Period	$423,917	$19,958	$33,209
Annuity Period	21	—	—
Net Assets	$423,938	$19,958	$33,209

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II
Assets
Investment in sub-accounts at fair value	$109,216	$30,583	$3,240
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	109,216	30,583	3,240
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$109,216	$30,583	$3,240
Accumulation Period	$109,216	$30,583	$3,240
Annuity Period	—	—	—
Net Assets	$109,216	$30,583	$3,240
	Invesco VI Small Cap Equity II	UIF Global Real Estate II	Lord Abbett Growth & Income
Assets
Investment in sub-accounts at fair value	$3,491	$11,067	$116,736
Receivable from Protective Life Insurance Company	—	—	2
Total Assets	3,491	11,067	116,738
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$3,491	$11,067	$116,738
Accumulation Period	$3,491	$11,067	$116,688
Annuity Period	—	—	50
Net Assets	$3,491	$11,067	$116,738

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities
Assets
Investment in sub-accounts at fair value	$419,227	$82,997	$27,024
Receivable from Protective Life Insurance Company	4	4	—
Total Assets	419,231	83,001	27,024
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$419,231	$83,001	$27,024
Accumulation Period	$419,193	$82,923	$27,016
Annuity Period	38	78	8
Net Assets	$419,231	$83,001	$27,024
	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities	Lord Abbett Classic Stock
Assets
Investment in sub-accounts at fair value	$46,056	$28,415	$16,718
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	46,058	28,415	16,718
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$46,058	$28,415	$16,718
Accumulation Period	$46,024	$28,415	$16,718
Annuity Period	34	—	—
Net Assets	$46,058	$28,415	$16,718

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
Assets
Investment in sub-accounts at fair value	$138,428	$47,691	$2,576
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	138,428	47,691	2,576
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$138,428	$47,691	$2,576
Accumulation Period	$138,428	$47,691	$2,576
Annuity Period	—	—	—
Net Assets	$138,428	$47,691	$2,576
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
Assets
Investment in sub-accounts at fair value	$172,073	$194,319	$9,705
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	172,073	194,319	9,705
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$172,073	$194,319	$9,705
Accumulation Period	$172,073	$194,319	$9,705
Annuity Period	—	—	—
Net Assets	$172,073	$194,319	$9,705

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2
Assets
Investment in sub-accounts at fair value	$133,280	$1,005	$1,803
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	133,280	1,005	1,803
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$133,280	$1,005	$1,803
Accumulation Period	$133,274	$1,005	$1,803
Annuity Period	6	—	—
Net Assets	$133,280	$1,005	$1,803
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
Assets
Investment in sub-accounts at fair value	$15,148	$193,496	$265,972
Receivable from Protective Life Insurance Company	—	3	—
Total Assets	15,148	193,499	265,972
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$15,148	$193,499	$265,972
Accumulation Period	$15,147	$193,455	$265,970
Annuity Period	1	44	2
Net Assets	$15,148	$193,499	$265,972

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
Assets
Investment in sub-accounts at fair value	$18,474	$44,387	$434,100
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	18,474	44,387	434,100
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$18,474	$44,387	$434,100
Accumulation Period	$18,473	$44,387	$434,098
Annuity Period	1	—	2
Net Assets	$18,474	$44,387	$434,100
	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Bond Securities Fund II
Assets
Investment in sub-accounts at fair value	$157,760	$120,286	$226,777
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	157,762	120,286	226,777
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$157,762	$120,286	$226,777
Accumulation Period	$157,736	$120,284	$226,771
Annuity Period	26	2	6
Net Assets	$157,762	$120,286	$226,777

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2
Assets
Investment in sub-accounts at fair value	$2,614	$557,515	$64,202
Receivable from Protective Life Insurance Company	—	2	—
Total Assets	2,614	557,517	64,202
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,614	$557,517	$64,202
Accumulation Period	$2,614	$557,481	$64,202
Annuity Period	—	36	—
Net Assets	$2,614	$557,517	$64,202
	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II
Assets
Investment in sub-accounts at fair value	$35,819	$4,773	$6,939
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	35,819	4,773	6,939
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$35,819	$4,773	$6,939
Accumulation Period	$35,819	$4,773	$6,939
Annuity Period	—	—	—
Net Assets	$35,819	$4,773	$6,939

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor
Assets
Investment in sub-accounts at fair value	$12,558	$68,572	$249,987
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	12,558	68,572	249,987
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$12,558	$68,572	$249,987
Accumulation Period	$12,558	$68,572	$249,987
Annuity Period	—	—	—
Net Assets	$12,558	$68,572	$249,987
	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor
Assets
Investment in sub-accounts at fair value	$47,725	$692,430	$4,400
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	47,725	692,430	4,400
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$47,725	$692,430	$4,400
Accumulation Period	$47,725	$692,430	$4,400
Annuity Period	—	—	—
Net Assets	$47,725	$692,430	$4,400

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Assets
Investment in sub-accounts at fair value	$21,618	$134,250
Receivable from Protective Life Insurance Company	—	—
Total Assets	21,618	134,250
Liabilities
Payable to Protective Life Insurance Company	—	—
Net Assets	$21,618	$134,250
Accumulation Period	$21,618	$134,250
Annuity Period	—	—
Net Assets	$21,618	$134,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Investment Income
Dividends	$926	$925	$629
Expense
Mortality and expense risk and administrative charges	810	484	488
Net investment income (loss)	116	441	141
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	352	(2,458)	1,428
Capital gain distribution	1,637	—	—
Net realized gain (loss) on investments	1,989	(2,458)	1,428
Net unrealized appreciation (depreciation) on investments during the period	9,498	10,321	3,018
Net realized and unrealized gain (loss) on investments	11,487	7,863	4,446
Net Increase (Decrease) in Net Assets resulting from Operations	$11,603	$8,304	$4,587
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Investment Income
Dividends	$386	$274	$119
Expense
Mortality and expense risk and administrative charges	423	479	109
Net investment income (loss)	(37)	(205)	10
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	77	2,447	(342)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	77	2,447	(342)
Net unrealized appreciation (depreciation) on investments during the period	3,885	5,166	2,158
Net realized and unrealized gain (loss) on investments	3,962	7,613	1,816
Net Increase (Decrease) in Net Assets resulting from Operations	$3,925	$7,408	$1,826

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Investment Income
Dividends	$524	$1,799	$1,029
Expense
Mortality and expense risk and administrative charges	1,161	1,617	473
Net investment income (loss)	(637)	182	556
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	850	2,079	409
Capital gain distribution	—	3,971	—
Net realized gain (loss) on investments	850	6,050	409
Net unrealized appreciation (depreciation) on investments during the period	14,310	17,572	8,773
Net realized and unrealized gain (loss) on investments	15,160	23,622	9,182
Net Increase (Decrease) in Net Assets resulting from Operations	$14,523	$23,804	$9,738
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Investment Income
Dividends	$207	$12	$—
Expense
Mortality and expense risk and administrative charges	187	10	703
Net investment income (loss)	20	2	(703)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,337	21	524
Capital gain distribution	—	—	5,479
Net realized gain (loss) on investments	1,337	21	6,003
Net unrealized appreciation (depreciation) on investments during the period	1,196	74	4,820
Net realized and unrealized gain (loss) on investments	2,533	95	10,823
Net Increase (Decrease) in Net Assets resulting from Operations	$2,553	$97	$10,120

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Investment Income
Dividends	$817	$21	$—
Expense
Mortality and expense risk and administrative charges	777	26	70
Net investment income (loss)	40	(5)	(70)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	159	(20)	278
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	159	(20)	278
Net unrealized appreciation (depreciation) on investments during the period	9,306	194	541
Net realized and unrealized gain (loss) on investments	9,465	174	819
Net Increase (Decrease) in Net Assets resulting from Operations	$9,505	$169	$749
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$60	$78	$973
Expense
Mortality and expense risk and administrative charges	104	123	459
Net investment income (loss)	(44)	(45)	514
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	296	186	557
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	296	186	557
Net unrealized appreciation (depreciation) on investments during the period	850	1,322	2,352
Net realized and unrealized gain (loss) on investments	1,146	1,508	2,909
Net Increase (Decrease) in Net Assets resulting from Operations	$1,102	$1,463	$3,423

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Investment Income
Dividends	$—	$347	$11
Expense
Mortality and expense risk and administrative charges	43	72	35
Net investment income (loss)	(43)	275	(24)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	14	148	(54)
Capital gain distribution	286	—	120
Net realized gain (loss) on investments	300	148	66
Net unrealized appreciation (depreciation) on investments during the period	291	182	332
Net realized and unrealized gain (loss) on investments	591	330	398
Net Increase (Decrease) in Net Assets resulting from Operations	$548	$605	$374
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$—	$26	$449
Expense
Mortality and expense risk and administrative charges	328	48	704
Net investment income (loss)	(328)	(22)	(255)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	159	85	359
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	159	85	359
Net unrealized appreciation (depreciation) on investments during the period	3,864	513	8,328
Net realized and unrealized gain (loss) on investments	4,023	598	8,687
Net Increase (Decrease) in Net Assets resulting from Operations	$3,695	$576	$8,432

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Investment Income
Dividends	$2,155	$—	$2,885
Expense
Mortality and expense risk and administrative charges	871	909	514
Net investment income (loss)	1,284	(909)	2,371
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(33)	331	293
Capital gain distribution	—	8,133	—
Net realized gain (loss) on investments	(33)	8,464	293
Net unrealized appreciation (depreciation) on investments during the period	6,616	5,787	2,293
Net realized and unrealized gain (loss) on investments	6,583	14,251	2,586
Net Increase (Decrease) in Net Assets resulting from Operations	$7,867	$13,342	$4,957
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Investment Income
Dividends	$136	$10,304	$3,345
Expense
Mortality and expense risk and administrative charges	538	4,084	2,481
Net investment income (loss)	(402)	6,220	864
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,054	152	443
Capital gain distribution	2,991	2,594	1,778
Net realized gain (loss) on investments	5,045	2,746	2,221
Net unrealized appreciation (depreciation) on investments during the period	4,280	11,583	25,473
Net realized and unrealized gain (loss) on investments	9,325	14,329	27,694
Net Increase (Decrease) in Net Assets resulting from Operations	$8,923	$20,549	$28,558

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
Investment Income
Dividends	$5	$100	$9
Expense
Mortality and expense risk and administrative charges	7	72	1,010
Net investment income (loss)	(2)	28	(1,001)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1	—	—
Capital gain distribution	22	—	—
Net realized gain (loss) on investments	23	—	—
Net unrealized appreciation (depreciation) on investments during the period	129	1,248	—
Net realized and unrealized gain (loss) on investments	152	1,248	—
Net Increase (Decrease) in Net Assets resulting from Operations	$150	$1,276	$(1,001)
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Investment Income
Dividends	$—	$66	$119
Expense
Mortality and expense risk and administrative charges	43	134	168
Net investment income (loss)	(43)	(68)	(49)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(16)	321	73
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(16)	321	73
Net unrealized appreciation (depreciation) on investments during the period	477	959	1,770
Net realized and unrealized gain (loss) on investments	461	1,280	1,843
Net Increase (Decrease) in Net Assets resulting from Operations	$418	$1,212	$1,794

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
Investment Income
Dividends	$1,277	$250	$221
Expense
Mortality and expense risk and administrative charges	299	150	14
Net investment income (loss)	978	100	207
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	588	229	(4,815)
Capital gain distribution	236	—	—
Net realized gain (loss) on investments	824	229	(4,815)
Net unrealized appreciation (depreciation) on investments during the period	699	1,773	4,755
Net realized and unrealized gain (loss) on investments	1,523	2,002	(60)
Net Increase (Decrease) in Net Assets resulting from Operations	$2,501	$2,102	$147
	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Investment Income
Dividends	$—	$133	$70
Expense
Mortality and expense risk and administrative charges	10	297	131
Net investment income (loss)	(10)	(164)	(61)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	70	1,303	92
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	70	1,303	92
Net unrealized appreciation (depreciation) on investments during the period	77	2,934	1,416
Net realized and unrealized gain (loss) on investments	147	4,237	1,508
Net Increase (Decrease) in Net Assets resulting from Operations	$137	$4,073	$1,447

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
Investment Income
Dividends	$16,745	$5,165	$255
Expense
Mortality and expense risk and administrative charges	3,275	2,984	13
Net investment income (loss)	13,470	2,181	242
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	823	1,111	(3,117)
Capital gain distribution	3,225	—	—
Net realized gain (loss) on investments	4,048	1,111	(3,117)
Net unrealized appreciation (depreciation) on investments during the period	15,559	46,013	3,049
Net realized and unrealized gain (loss) on investments	19,607	47,124	(68)
Net Increase (Decrease) in Net Assets resulting from Operations	$33,077	$49,305	$174
	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
Investment Income
Dividends	$2	$—	$681
Expense
Mortality and expense risk and administrative charges	5	82	499
Net investment income (loss)	(3)	(82)	182
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	20	(334)	539
Capital gain distribution	26	—	—
Net realized gain (loss) on investments	46	(334)	539
Net unrealized appreciation (depreciation) on investments during the period	(37)	1,207	6,018
Net realized and unrealized gain (loss) on investments	9	873	6,557
Net Increase (Decrease) in Net Assets resulting from Operations	$6	$791	$6,739

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II
Investment Income
Dividends	$663	$—	$2,994
Expense
Mortality and expense risk and administrative charges	553	341	1,696
Net investment income (loss)	110	(341)	1,298
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,292	256	1,694
Capital gain distribution	—	1,505	—
Net realized gain (loss) on investments	1,292	1,761	1,694
Net unrealized appreciation (depreciation) on investments during the period	4,258	1,678	13,506
Net realized and unrealized gain (loss) on investments	5,550	3,439	15,200
Net Increase (Decrease) in Net Assets resulting from Operations	$5,660	$3,098	$16,498
	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
Investment Income
Dividends	$—	$2,728	$4,942
Expense
Mortality and expense risk and administrative charges	39	1,796	3,857
Net investment income (loss)	(39)	932	1,085
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	215	(230)	2,764
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	215	(230)	2,764
Net unrealized appreciation (depreciation) on investments during the period	286	27,689	36,301
Net realized and unrealized gain (loss) on investments	501	27,459	39,065
Net Increase (Decrease) in Net Assets resulting from Operations	$462	$28,391	$40,150

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II
Investment Income
Dividends	$73	$162	$3,284
Expense
Mortality and expense risk and administrative charges	78	199	966
Net investment income (loss)	(5)	(37)	2,318
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	84	63	604
Capital gain distribution	—	74	—
Net realized gain (loss) on investments	84	137	604
Net unrealized appreciation (depreciation) on investments during the period	888	950	(1,422)
Net realized and unrealized gain (loss) on investments	972	1,087	(818)
Net Increase (Decrease) in Net Assets resulting from Operations	$967	$1,050	$1,500
	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
Investment Income
Dividends	$226	$6	$—
Expense
Mortality and expense risk and administrative charges	115	10	9
Net investment income (loss)	111	(4)	(9)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(19)	(1)	—
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(19)	(1)	—
Net unrealized appreciation (depreciation) on investments during the period	1,899	172	160
Net realized and unrealized gain (loss) on investments	1,880	171	160
Net Increase (Decrease) in Net Assets resulting from Operations	$1,991	$167	$151

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
Investment Income
Dividends	$53	$1,138	$22,793
Expense
Mortality and expense risk and administrative charges	126	1,295	4,082
Net investment income (loss)	(73)	(157)	18,711
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	84	509	1,978
Capital gain distribution	—	—	5,083
Net realized gain (loss) on investments	84	509	7,061
Net unrealized appreciation (depreciation) on investments during the period	2,266	12,075	10,950
Net realized and unrealized gain (loss) on investments	2,350	12,584	18,011
Net Increase (Decrease) in Net Assets resulting from Operations	$2,277	$12,427	$36,722
	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
Investment Income
Dividends	$542	$—	$1,380
Expense
Mortality and expense risk and administrative charges	836	251	457
Net investment income (loss)	(294)	(251)	923
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,336	434	52
Capital gain distribution	—	1,493	—
Net realized gain (loss) on investments	1,336	1,927	52
Net unrealized appreciation (depreciation) on investments during the period	9,793	1,699	4,295
Net realized and unrealized gain (loss) on investments	11,129	3,626	4,347
Net Increase (Decrease) in Net Assets resulting from Operations	$10,835	$3,375	$5,270

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC
Investment Income
Dividends	$545	$171	$735
Expense
Mortality and expense risk and administrative charges	255	146	1,239
Net investment income (loss)	290	25	(504)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	436	121	125
Capital gain distribution	458	—	2,028
Net realized gain (loss) on investments	894	121	2,153
Net unrealized appreciation (depreciation) on investments during the period	3,590	1,323	6,660
Net realized and unrealized gain (loss) on investments	4,484	1,444	8,813
Net Increase (Decrease) in Net Assets resulting from Operations	$4,774	$1,469	$8,309
	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Investment Income
Dividends	$865	$10	$1,872
Expense
Mortality and expense risk and administrative charges	500	29	1,601
Net investment income (loss)	365	(19)	271
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	248	90	2,598
Capital gain distribution	501	—	—
Net realized gain (loss) on investments	749	90	2,598
Net unrealized appreciation (depreciation) on investments during the period	4,161	272	16,005
Net realized and unrealized gain (loss) on investments	4,910	362	18,603
Net Increase (Decrease) in Net Assets resulting from Operations	$5,275	$343	$18,874

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2
Investment Income
Dividends	$736	$279	$2,792
Expense
Mortality and expense risk and administrative charges	1,599	105	1,327
Net investment income (loss)	(863)	174	1,465
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	507	75	213
Capital gain distribution	15,417	633	3,326
Net realized gain (loss) on investments	15,924	708	3,539
Net unrealized appreciation (depreciation) on investments during the period	871	583	(258)
Net realized and unrealized gain (loss) on investments	16,795	1,291	3,281
Net Increase (Decrease) in Net Assets resulting from Operations	$15,932	$1,465	$4,746
	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
Investment Income
Dividends	$17	$32	$—
Expense
Mortality and expense risk and administrative charges	12	20	154
Net investment income (loss)	5	12	(154)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	6	11	125
Capital gain distribution	18	21	—
Net realized gain (loss) on investments	24	32	125
Net unrealized appreciation (depreciation) on investments during the period	73	150	969
Net realized and unrealized gain (loss) on investments	97	182	1,094
Net Increase (Decrease) in Net Assets resulting from Operations	$102	$194	$940

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities
Investment Income
Dividends	$10,760	$3,511	$—
Expense
Mortality and expense risk and administrative charges	1,804	2,420	197
Net investment income (loss)	8,956	1,091	(197)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,127	3,707	175
Capital gain distribution	—	—	1,159
Net realized gain (loss) on investments	2,127	3,707	1,334
Net unrealized appreciation (depreciation) on investments during the period	7,228	17,888	292
Net realized and unrealized gain (loss) on investments	9,355	21,595	1,626
Net Increase (Decrease) in Net Assets resulting from Operations	$18,311	$22,686	$1,429
	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
Investment Income
Dividends	$295	$8,777	$2,915
Expense
Mortality and expense risk and administrative charges	430	3,820	1,459
Net investment income (loss)	(135)	4,957	1,456
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	273	89	(478)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	273	89	(478)
Net unrealized appreciation (depreciation) on investments during the period	6,050	(2,885)	24,877
Net realized and unrealized gain (loss) on investments	6,323	(2,796)	24,399
Net Increase (Decrease) in Net Assets resulting from Operations	$6,188	$2,161	$25,855

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2
Investment Income
Dividends	$3,237	$10,808	$2
Expense
Mortality and expense risk and administrative charges	1,099	2,123	8
Net investment income (loss)	2,138	8,685	(6)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	739	591	—
Capital gain distribution	—	271	—
Net realized gain (loss) on investments	739	862	—
Net unrealized appreciation (depreciation) on investments during the period	14,562	12,752	168
Net realized and unrealized gain (loss) on investments	15,301	13,614	168
Net Increase (Decrease) in Net Assets resulting from Operations	$17,439	$22,299	$162
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Investment Income
Dividends	$10,270	$1,205	$232
Expense
Mortality and expense risk and administrative charges	5,156	612	329
Net investment income (loss)	5,114	593	(97)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	3,727	1,138	123
Capital gain distribution	—	—	652
Net realized gain (loss) on investments	3,727	1,138	775
Net unrealized appreciation (depreciation) on investments during the period	47,170	6,842	2,959
Net realized and unrealized gain (loss) on investments	50,897	7,980	3,734
Net Increase (Decrease) in Net Assets resulting from Operations	$56,011	$8,573	$3,637

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor
Investment Income
Dividends	$5	$83	$199
Expense
Mortality and expense risk and administrative charges	39	21	124
Net investment income (loss)	(34)	62	75
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	16	—	31
Capital gain distribution	179	—	1,206
Net realized gain (loss) on investments	195	—	1,237
Net unrealized appreciation (depreciation) on investments during the period	269	62	(1,082)
Net realized and unrealized gain (loss) on investments	464	62	155
Net Increase (Decrease) in Net Assets resulting from Operations	$430	$124	$230
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Investment Income
Dividends	$969	$1,763	$283
Expense
Mortality and expense risk and administrative charges	705	2,338	469
Net investment income (loss)	264	(575)	(186)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	45	205	18
Capital gain distribution	—	12,408	85
Net realized gain (loss) on investments	45	12,613	103
Net unrealized appreciation (depreciation) on investments during the period	1,884	188	516
Net realized and unrealized gain (loss) on investments	1,929	12,801	619
Net Increase (Decrease) in Net Assets resulting from Operations	$2,193	$12,226	$433
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC
Investment Income
Dividends	$14,044	$111	$—
Expense
Mortality and expense risk and administrative charges	6,677	13	202
Net investment income (loss)	7,367	98	(202)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	214	—	40
Capital gain distribution	12,782	—	462
Net realized gain (loss) on investments	12,996	—	502
Net unrealized appreciation (depreciation) on investments during the period	22,596	21	712
Net realized and unrealized gain (loss) on investments	35,592	21	1,214
Net Increase (Decrease) in Net Assets resulting from Operations	$42,959	$119	$1,012

Royce Capital Fund Small-Cap SC
Investment Income
Dividends	$36
Expense
Mortality and expense risk and administrative charges	1,194
Net investment income (loss)	(1,158)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	223
Capital gain distribution	3,235
Net realized gain (loss) on investments	3,458
Net unrealized appreciation (depreciation) on investments during the period	7,475
Net realized and unrealized gain (loss) on investments	10,933
Net Increase (Decrease) in Net Assets resulting from Operations	$9,775

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$116	$441	$141
Net realized gain (loss) on investments	1,989	(2,458)	1,428
Net unrealized appreciation (depreciation) of investments during the period	9,498	10,321	3,018
Net increase (decrease) in net assets resulting from operations	11,603	8,304	4,587
From Variable Annuity Contract Transactions
Contractowners' net payments	185	69	73
Contract maintenance fees	(112)	(158)	(30)
Surrenders	(10,224)	(5,797)	(4,634)
Death benefits	(2,476)	(974)	(1,036)
Transfer (to) from other portfolios	(3,631)	(1,331)	(1,597)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,258)	(8,191)	(7,224)
Total increase (decrease) in net assets	(4,655)	113	(2,637)
Net Assets
Beginning of Year	71,380	45,166	37,339
End of Year	$66,725	$45,279	$34,702
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(37)	$(205)	$10
Net realized gain (loss) on investments	77	2,447	(342)
Net unrealized appreciation (depreciation) of investments during the period	3,885	5,166	2,158
Net increase (decrease) in net assets resulting from operations	3,925	7,408	1,826
From Variable Annuity Contract Transactions
Contractowners' net payments	54	204	32
Contract maintenance fees	(70)	(81)	(13)
Surrenders	(4,395)	(6,120)	(2,557)
Death benefits	(665)	(878)	(125)
Transfer (to) from other portfolios	(1,897)	(2,914)	(459)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,973)	(9,789)	(3,122)
Total increase (decrease) in net assets	(3,048)	(2,381)	(1,296)
Net Assets
Beginning of Year	35,850	42,343	11,673
End of Year	$32,802	$39,962	$10,377

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(637)	$182	$556
Net realized gain (loss) on investments	850	6,050	409
Net unrealized appreciation (depreciation) of investments during the period	14,310	17,572	8,773
Net increase (decrease) in net assets resulting from operations	14,523	23,804	9,738
From Variable Annuity Contract Transactions
Contractowners' net payments	25,773	12,268	1,075
Contract maintenance fees	(801)	(1,389)	(518)
Surrenders	(3,294)	(6,259)	(3,050)
Death benefits	(622)	(992)	(322)
Transfer (to) from other portfolios	10,710	6,704	823
Net increase (decrease) in net assets resulting from variable annuity contract transactions	31,766	10,332	(1,992)
Total increase (decrease) in net assets	46,289	34,136	7,746
Net Assets
Beginning of Year	72,429	128,115	49,408
End of Year	$118,718	$162,251	$57,154
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$20	$2	$(703)
Net realized gain (loss) on investments	1,337	21	6,003
Net unrealized appreciation (depreciation) of investments during the period	1,196	74	4,820
Net increase (decrease) in net assets resulting from operations	2,553	97	10,120
From Variable Annuity Contract Transactions
Contractowners' net payments	25	1	1,974
Contract maintenance fees	(220)	(7)	(449)
Surrenders	(1,382)	(51)	(1,943)
Death benefits	(199)	(22)	(559)
Transfer (to) from other portfolios	(1,167)	(29)	654
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,943)	(108)	(323)
Total increase (decrease) in net assets	(390)	(11)	9,797
Net Assets
Beginning of Year	22,611	786	55,346
End of Year	$22,221	$775	$65,143

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$40	$(5)	$(70)
Net realized gain (loss) on investments	159	(20)	278
Net unrealized appreciation (depreciation) of investments during the period	9,306	194	541
Net increase (decrease) in net assets resulting from operations	9,505	169	749
From Variable Annuity Contract Transactions
Contractowners' net payments	25,787	2	25
Contract maintenance fees	(584)	(2)	(6)
Surrenders	(1,766)	(344)	(704)
Death benefits	(333)	(29)	(129)
Transfer (to) from other portfolios	15,225	(34)	(99)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	38,329	(407)	(913)
Total increase (decrease) in net assets	47,834	(238)	(164)
Net Assets
Beginning of Year	42,503	1,948	4,957
End of Year	$90,337	$1,710	$4,793
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(44)	$(45)	$514
Net realized gain (loss) on investments	296	186	557
Net unrealized appreciation (depreciation) of investments during the period	850	1,322	2,352
Net increase (decrease) in net assets resulting from operations	1,102	1,463	3,423
From Variable Annuity Contract Transactions
Contractowners' net payments	8	67	100
Contract maintenance fees	(7)	(7)	(18)
Surrenders	(1,056)	(1,209)	(5,631)
Death benefits	(148)	(314)	(1,073)
Transfer (to) from other portfolios	(442)	(144)	(608)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,645)	(1,607)	(7,230)
Total increase (decrease) in net assets	(543)	(144)	(3,807)
Net Assets
Beginning of Year	7,498	8,958	37,517
End of Year	$6,955	$8,814	$33,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(43)	$275	$(24)
Net realized gain (loss) on investments	300	148	66
Net unrealized appreciation (depreciation) of investments during the period	291	182	332
Net increase (decrease) in net assets resulting from operations	548	605	374
From Variable Annuity Contract Transactions
Contractowners' net payments	7	6	19
Contract maintenance fees	(2)	(2)	(2)
Surrenders	(334)	(893)	(366)
Death benefits	(51)	(152)	(34)
Transfer (to) from other portfolios	(329)	(273)	(130)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(709)	(1,314)	(513)
Total increase (decrease) in net assets	(161)	(709)	(139)
Net Assets
Beginning of Year	2,938	5,840	2,612
End of Year	$2,777	$5,131	$2,473
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(328)	$(22)	$(255)
Net realized gain (loss) on investments	159	85	359
Net unrealized appreciation (depreciation) of investments during the period	3,864	513	8,328
Net increase (decrease) in net assets resulting from operations	3,695	576	8,432
From Variable Annuity Contract Transactions
Contractowners' net payments	19,557	733	31,006
Contract maintenance fees	(271)	(22)	(543)
Surrenders	(1,201)	(352)	(2,038)
Death benefits	(250)	(97)	(410)
Transfer (to) from other portfolios	14,875	879	15,628
Net increase (decrease) in net assets resulting from variable annuity contract transactions	32,710	1,141	43,643
Total increase (decrease) in net assets	36,405	1,717	52,075
Net Assets
Beginning of Year	15,716	3,279	36,771
End of Year	$52,121	$4,996	$88,846

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,284	$(909)	$2,371
Net realized gain (loss) on investments	(33)	8,464	293
Net unrealized appreciation (depreciation) of investments during the period	6,616	5,787	2,293
Net increase (decrease) in net assets resulting from operations	7,867	13,342	4,957
From Variable Annuity Contract Transactions
Contractowners' net payments	7,989	21,488	12,921
Contract maintenance fees	(373)	(715)	(320)
Surrenders	(8,894)	(3,019)	(3,013)
Death benefits	(1,204)	(487)	(337)
Transfer (to) from other portfolios	4,042	12,775	6,550
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,560	30,042	15,801
Total increase (decrease) in net assets	9,427	43,384	20,758
Net Assets
Beginning of Year	80,275	59,039	34,035
End of Year	$89,702	$102,423	$54,793
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(402)	$6,220	$864
Net realized gain (loss) on investments	5,045	2,746	2,221
Net unrealized appreciation (depreciation) of investments during the period	4,280	11,583	25,473
Net increase (decrease) in net assets resulting from operations	8,923	20,549	28,558
From Variable Annuity Contract Transactions
Contractowners' net payments	1,838	93,758	69,621
Contract maintenance fees	(562)	(3,187)	(1,916)
Surrenders	(4,310)	(13,187)	(7,224)
Death benefits	(507)	(2,914)	(1,713)
Transfer (to) from other portfolios	(1,572)	106,579	50,214
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,113)	181,049	108,982
Total increase (decrease) in net assets	3,810	201,598	137,540
Net Assets
Beginning of Year	58,494	275,699	162,861
End of Year	$62,304	$477,297	$300,401

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$(2)	$28	$(1,001)
Net realized gain (loss) on investments	23	—	—
Net unrealized appreciation (depreciation) of investments during the period	129	1,248	—
Net increase (decrease) in net assets resulting from operations	150	1,276	(1,001)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,021	20,413	21,667
Contract maintenance fees	(6)	(116)	(575)
Surrenders	(54)	(215)	(31,405)
Death benefits	—	(16)	(3,626)
Transfer (to) from other portfolios	258	8,799	37,199
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,219	28,865	23,260
Total increase (decrease) in net assets	2,369	30,141	22,259
Net Assets
Beginning of Year	—	—	75,329
End of Year	$2,369	$30,141	$97,588
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(43)	$(68)	$(49)
Net realized gain (loss) on investments	(16)	321	73
Net unrealized appreciation (depreciation) of investments during the period	477	959	1,770
Net increase (decrease) in net assets resulting from operations	418	1,212	1,794
From Variable Annuity Contract Transactions
Contractowners' net payments	9	36	55
Contract maintenance fees	(3)	(8)	(8)
Surrenders	(320)	(1,375)	(1,804)
Death benefits	(50)	(184)	(414)
Transfer (to) from other portfolios	(101)	(579)	(203)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(465)	(2,110)	(2,374)
Total increase (decrease) in net assets	(47)	(898)	(580)
Net Assets
Beginning of Year	2,878	10,037	12,467
End of Year	$2,831	$9,139	$11,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$978	$100	$207
Net realized gain (loss) on investments	824	229	(4,815)
Net unrealized appreciation (depreciation) of investments during the period	699	1,773	4,755
Net increase (decrease) in net assets resulting from operations	2,501	2,102	147
From Variable Annuity Contract Transactions
Contractowners' net payments	53	37	8
Contract maintenance fees	(13)	(5)	(1)
Surrenders	(3,596)	(2,164)	(168)
Death benefits	(820)	(195)	(20)
Transfer (to) from other portfolios	896	(285)	(1,304)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,480)	(2,612)	(1,485)
Total increase (decrease) in net assets	(979)	(510)	(1,338)
Net Assets
Beginning of Year	22,886	11,939	1,338
End of Year	$21,907	$11,429	$—
	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(10)	$(164)	$(61)
Net realized gain (loss) on investments	70	1,303	92
Net unrealized appreciation (depreciation) of investments during the period	77	2,934	1,416
Net increase (decrease) in net assets resulting from operations	137	4,073	1,447
From Variable Annuity Contract Transactions
Contractowners' net payments	3	1,222	1,900
Contract maintenance fees	(4)	(290)	(77)
Surrenders	(184)	(2,301)	(578)
Death benefits	—	(204)	(27)
Transfer (to) from other portfolios	(27)	(679)	1,178
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(212)	(2,252)	2,396
Total increase (decrease) in net assets	(75)	1,821	3,843
Net Assets
Beginning of Year	951	32,178	9,079
End of Year	$876	$33,999	$12,922

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$13,470	$2,181	$242
Net realized gain (loss) on investments	4,048	1,111	(3,117)
Net unrealized appreciation (depreciation) of investments during the period	15,559	46,013	3,049
Net increase (decrease) in net assets resulting from operations	33,077	49,305	174
From Variable Annuity Contract Transactions
Contractowners' net payments	52,785	41,488	1
Contract maintenance fees	(2,519)	(2,096)	(4)
Surrenders	(14,221)	(10,929)	(249)
Death benefits	(2,358)	(1,956)	(29)
Transfer (to) from other portfolios	43,451	44,524	(1,448)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	77,138	71,031	(1,729)
Total increase (decrease) in net assets	110,215	120,336	(1,555)
Net Assets
Beginning of Year	244,206	205,559	1,555
End of Year	$354,421	$325,895	$—
	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
From Operations
Net investment income (loss)	$(3)	$(82)	$182
Net realized gain (loss) on investments	46	(334)	539
Net unrealized appreciation (depreciation) of investments during the period	(37)	1,207	6,018
Net increase (decrease) in net assets resulting from operations	6	791	6,739
From Variable Annuity Contract Transactions
Contractowners' net payments	—	20	118
Contract maintenance fees	—	(4)	(21)
Surrenders	(37)	(876)	(6,328)
Death benefits	—	(140)	(1,161)
Transfer (to) from other portfolios	37	(313)	(2,009)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	(1,313)	(9,401)
Total increase (decrease) in net assets	6	(522)	(2,662)
Net Assets
Beginning of Year	304	6,599	41,576
End of Year	$310	$6,077	$38,914

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II
From Operations
Net investment income (loss)	$110	$(341)	$1,298
Net realized gain (loss) on investments	1,292	1,761	1,694
Net unrealized appreciation (depreciation) of investments during the period	4,258	1,678	13,506
Net increase (decrease) in net assets resulting from operations	5,660	3,098	16,498
From Variable Annuity Contract Transactions
Contractowners' net payments	249	1,542	25,188
Contract maintenance fees	(21)	(213)	(848)
Surrenders	(6,624)	(1,838)	(14,476)
Death benefits	(1,188)	(175)	(2,259)
Transfer (to) from other portfolios	(1,231)	2,287	12,482
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,815)	1,603	20,087
Total increase (decrease) in net assets	(3,155)	4,701	36,585
Net Assets
Beginning of Year	45,833	28,681	141,743
End of Year	$42,678	$33,382	$178,328
	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
From Operations
Net investment income (loss)	$(39)	$932	$1,085
Net realized gain (loss) on investments	215	(230)	2,764
Net unrealized appreciation (depreciation) of investments during the period	286	27,689	36,301
Net increase (decrease) in net assets resulting from operations	462	28,391	40,150
From Variable Annuity Contract Transactions
Contractowners' net payments	4	10,536	84,142
Contract maintenance fees	(11)	(973)	(2,765)
Surrenders	(574)	(14,707)	(17,304)
Death benefits	(61)	(2,300)	(2,687)
Transfer (to) from other portfolios	(72)	10,085	50,151
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(714)	2,641	111,537
Total increase (decrease) in net assets	(252)	31,032	151,687
Net Assets
Beginning of Year	3,856	156,807	272,251
End of Year	$3,604	$187,839	$423,938

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II
From Operations
Net investment income (loss)	$(5)	$(37)	$2,318
Net realized gain (loss) on investments	84	137	604
Net unrealized appreciation (depreciation) of investments during the period	888	950	(1,422)
Net increase (decrease) in net assets resulting from operations	967	1,050	1,500
From Variable Annuity Contract Transactions
Contractowners' net payments	11,741	17,262	1,731
Contract maintenance fees	(84)	(117)	(809)
Surrenders	(215)	(480)	(10,049)
Death benefits	(14)	(41)	(1,443)
Transfer (to) from other portfolios	5,392	9,125	5,387
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	25,749	(5,183)
Total increase (decrease) in net assets	17,787	26,799	(3,683)
Net Assets
Beginning of Year	2,171	6,410	112,899
End of Year	$19,958	$33,209	$109,216
	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
From Operations
Net investment income (loss)	$111	$(4)	$(9)
Net realized gain (loss) on investments	(19)	(1)	—
Net unrealized appreciation (depreciation) of investments during the period	1,899	172	160
Net increase (decrease) in net assets resulting from operations	1,991	167	151
From Variable Annuity Contract Transactions
Contractowners' net payments	17,018	2,349	2,554
Contract maintenance fees	(117)	(7)	(12)
Surrenders	(634)	(11)	(11)
Death benefits	(69)	—	(1)
Transfer (to) from other portfolios	7,041	742	810
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,239	3,073	3,340
Total increase (decrease) in net assets	25,230	3,240	3,491
Net Assets
Beginning of Year	5,353	—	—
End of Year	$30,583	$3,240	$3,491

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
From Operations
Net investment income (loss)	$(73)	$(157)	$18,711
Net realized gain (loss) on investments	84	509	7,061
Net unrealized appreciation (depreciation) of investments during the period	2,266	12,075	10,950
Net increase (decrease) in net assets resulting from operations	2,277	12,427	36,722
From Variable Annuity Contract Transactions
Contractowners' net payments	1,131	3,602	75,208
Contract maintenance fees	(71)	(434)	(2,518)
Surrenders	(392)	(14,195)	(23,283)
Death benefits	(76)	(2,249)	(3,759)
Transfer (to) from other portfolios	887	(74)	45,677
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,479	(13,350)	91,325
Total increase (decrease) in net assets	3,756	(923)	128,047
Net Assets
Beginning of Year	7,311	117,661	291,184
End of Year	$11,067	$116,738	$419,231
	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
From Operations
Net investment income (loss)	$(294)	$(251)	$923
Net realized gain (loss) on investments	1,336	1,927	52
Net unrealized appreciation (depreciation) of investments during the period	9,793	1,699	4,295
Net increase (decrease) in net assets resulting from operations	10,835	3,375	5,270
From Variable Annuity Contract Transactions
Contractowners' net payments	1,448	927	1,480
Contract maintenance fees	(314)	(188)	(143)
Surrenders	(11,144)	(2,700)	(6,718)
Death benefits	(1,311)	(305)	(967)
Transfer (to) from other portfolios	(2,886)	35	(1,267)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,207)	(2,231)	(7,615)
Total increase (decrease) in net assets	(3,372)	1,144	(2,345)
Net Assets
Beginning of Year	86,373	25,880	48,403
End of Year	$83,001	$27,024	$46,058

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC
From Operations
Net investment income (loss)	$290	$25	$(504)
Net realized gain (loss) on investments	894	121	2,153
Net unrealized appreciation (depreciation) of investments during the period	3,590	1,323	6,660
Net increase (decrease) in net assets resulting from operations	4,774	1,469	8,309
From Variable Annuity Contract Transactions
Contractowners' net payments	727	4,322	38,026
Contract maintenance fees	(247)	(102)	(909)
Surrenders	(1,649)	(721)	(3,470)
Death benefits	(271)	(41)	(728)
Transfer (to) from other portfolios	396	2,136	26,132
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,044)	5,594	59,051
Total increase (decrease) in net assets	3,730	7,063	67,360
Net Assets
Beginning of Year	24,685	9,655	71,068
End of Year	$28,415	$16,718	$138,428
	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
From Operations
Net investment income (loss)	$365	$(19)	$271
Net realized gain (loss) on investments	749	90	2,598
Net unrealized appreciation (depreciation) of investments during the period	4,161	272	16,005
Net increase (decrease) in net assets resulting from operations	5,275	343	18,874
From Variable Annuity Contract Transactions
Contractowners' net payments	9,768	1	31,870
Contract maintenance fees	(323)	(8)	(1,043)
Surrenders	(2,713)	(168)	(8,860)
Death benefits	(634)	(28)	(1,383)
Transfer (to) from other portfolios	1,703	(291)	12,725
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,801	(494)	33,309
Total increase (decrease) in net assets	13,076	(151)	52,183
Net Assets
Beginning of Year	34,615	2,727	119,890
End of Year	$47,691	$2,576	$172,073

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2
From Operations
Net investment income (loss)	$(863)	$174	$1,465
Net realized gain (loss) on investments	15,924	708	3,539
Net unrealized appreciation (depreciation) of investments during the period	871	583	(258)
Net increase (decrease) in net assets resulting from operations	15,932	1,465	4,746
From Variable Annuity Contract Transactions
Contractowners' net payments	53,834	25	22,105
Contract maintenance fees	(1,169)	(53)	(901)
Surrenders	(6,653)	(803)	(6,154)
Death benefits	(949)	(244)	(1,218)
Transfer (to) from other portfolios	39,835	(467)	19,085
Net increase (decrease) in net assets resulting from variable annuity contract transactions	84,898	(1,542)	32,917
Total increase (decrease) in net assets	100,830	(77)	37,663
Net Assets
Beginning of Year	93,489	9,782	95,617
End of Year	$194,319	$9,705	$133,280
	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$5	$12	$(154)
Net realized gain (loss) on investments	24	32	125
Net unrealized appreciation (depreciation) of investments during the period	73	150	969
Net increase (decrease) in net assets resulting from operations	102	194	940
From Variable Annuity Contract Transactions
Contractowners' net payments	1	4	2,019
Contract maintenance fees	(4)	(12)	(84)
Surrenders	(51)	(36)	(793)
Death benefits	(12)	—	(152)
Transfer (to) from other portfolios	(27)	(17)	1,756
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(93)	(61)	2,746
Total increase (decrease) in net assets	9	133	3,686
Net Assets
Beginning of Year	996	1,670	11,462
End of Year	$1,005	$1,803	$15,148

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities
From Operations
Net investment income (loss)	$8,956	$1,091	$(197)
Net realized gain (loss) on investments	2,127	3,707	1,334
Net unrealized appreciation (depreciation) of investments during the period	7,228	17,888	292
Net increase (decrease) in net assets resulting from operations	18,311	22,686	1,429
From Variable Annuity Contract Transactions
Contractowners' net payments	28,320	45,980	2,424
Contract maintenance fees	(1,036)	(1,782)	(117)
Surrenders	(13,002)	(12,168)	(804)
Death benefits	(2,361)	(2,008)	(282)
Transfer (to) from other portfolios	12,587	27,846	1,604
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,508	57,868	2,825
Total increase (decrease) in net assets	42,819	80,554	4,254
Net Assets
Beginning of Year	150,680	185,418	14,220
End of Year	$193,499	$265,972	$18,474
	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
From Operations
Net investment income (loss)	$(135)	$4,957	$1,456
Net realized gain (loss) on investments	273	89	(478)
Net unrealized appreciation (depreciation) of investments during the period	6,050	(2,885)	24,877
Net increase (decrease) in net assets resulting from operations	6,188	2,161	25,855
From Variable Annuity Contract Transactions
Contractowners' net payments	4,445	90,797	10,122
Contract maintenance fees	(291)	(2,927)	(954)
Surrenders	(1,124)	(15,359)	(7,232)
Death benefits	(250)	(3,359)	(1,232)
Transfer (to) from other portfolios	4,131	92,118	16,133
Net increase (decrease) in net assets resulting from variable annuity contract transactions	6,911	161,270	16,837
Total increase (decrease) in net assets	13,099	163,431	42,692
Net Assets
Beginning of Year	31,288	270,669	115,070
End of Year	$44,387	$434,100	$157,762

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2
From Operations
Net investment income (loss)	$2,138	$8,685	$(6)
Net realized gain (loss) on investments	739	862	—
Net unrealized appreciation (depreciation) of investments during the period	14,562	12,752	168
Net increase (decrease) in net assets resulting from operations	17,439	22,299	162
From Variable Annuity Contract Transactions
Contractowners' net payments	7,642	52,994	1,919
Contract maintenance fees	(811)	(1,285)	(7)
Surrenders	(6,140)	(9,539)	(14)
Death benefits	(1,130)	(1,361)	—
Transfer (to) from other portfolios	9,491	33,234	554
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,052	74,043	2,452
Total increase (decrease) in net assets	26,491	96,342	2,614
Net Assets
Beginning of Year	93,795	130,435	—
End of Year	$120,286	$226,777	$2,614
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
From Operations
Net investment income (loss)	$5,114	$593	$(97)
Net realized gain (loss) on investments	3,727	1,138	775
Net unrealized appreciation (depreciation) of investments during the period	47,170	6,842	2,959
Net increase (decrease) in net assets resulting from operations	56,011	8,573	3,637
From Variable Annuity Contract Transactions
Contractowners' net payments	87,736	2,064	9,872
Contract maintenance fees	(3,613)	(370)	(234)
Surrenders	(21,902)	(3,844)	(840)
Death benefits	(4,172)	(1,173)	(156)
Transfer (to) from other portfolios	62,555	2,349	5,790
Net increase (decrease) in net assets resulting from variable annuity contract transactions	120,604	(974)	14,432
Total increase (decrease) in net assets	176,615	7,599	18,069
Net Assets
Beginning of Year	380,902	56,603	17,750
End of Year	$557,517	$64,202	$35,819

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(34)	$62	$75
Net realized gain (loss) on investments	195	—	1,237
Net unrealized appreciation (depreciation) of investments during the period	269	62	(1,082)
Net increase (decrease) in net assets resulting from operations	430	124	230
From Variable Annuity Contract Transactions
Contractowners' net payments	1,536	5,642	4,125
Contract maintenance fees	(21)	(19)	(74)
Surrenders	(91)	(66)	(514)
Death benefits	(11)	(6)	(24)
Transfer (to) from other portfolios	820	1,264	1,671
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,233	6,815	5,184
Total increase (decrease) in net assets	2,663	6,939	5,414
Net Assets
Beginning of Year	2,110	—	7,144
End of Year	$4,773	$6,939	$12,558
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$264	$(575)	$(186)
Net realized gain (loss) on investments	45	12,613	103
Net unrealized appreciation (depreciation) of investments during the period	1,884	188	516
Net increase (decrease) in net assets resulting from operations	2,193	12,226	433
From Variable Annuity Contract Transactions
Contractowners' net payments	15,096	68,497	10,821
Contract maintenance fees	(420)	(1,638)	(291)
Surrenders	(4,190)	(6,507)	(7,774)
Death benefits	(593)	(1,391)	(494)
Transfer (to) from other portfolios	15,334	47,380	17,820
Net increase (decrease) in net assets resulting from variable annuity contract transactions	25,227	106,341	20,082
Total increase (decrease) in net assets	27,420	118,567	20,515
Net Assets
Beginning of Year	41,152	131,420	27,210
End of Year	$68,572	$249,987	$47,725

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC
From Operations
Net investment income (loss)	$7,367	$98	$(202)
Net realized gain (loss) on investments	12,996	—	502
Net unrealized appreciation (depreciation) of investments during the period	22,596	21	712
Net increase (decrease) in net assets resulting from operations	42,959	119	1,012
From Variable Annuity Contract Transactions
Contractowners' net payments	129,198	3,527	5,577
Contract maintenance fees	(4,693)	(10)	(138)
Surrenders	(22,238)	(19)	(475)
Death benefits	(4,898)	—	(138)
Transfer (to) from other portfolios	122,824	783	2,973
Net increase (decrease) in net assets resulting from variable annuity contract transactions	220,193	4,281	7,799
Total increase (decrease) in net assets	263,152	4,400	8,811
Net Assets
Beginning of Year	429,278	—	12,807
End of Year	$692,430	$4,400	$21,618

Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$(1,158)
Net realized gain (loss) on investments	3,458
Net unrealized appreciation (depreciation) of investments during the period	7,475
Net increase (decrease) in net assets resulting from operations	9,775
From Variable Annuity Contract Transactions
Contractowners' net payments	36,993
Contract maintenance fees	(874)
Surrenders	(2,992)
Death benefits	(524)
Transfer (to) from other portfolios	22,988
Net increase (decrease) in net assets resulting from variable annuity contract transactions	55,591
Total increase (decrease) in net assets	65,366
Net Assets
Beginning of Year	68,884
End of Year	$134,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$(13)	$1,159	$125
Net realized gain (loss) on investments	1,009	(1,154)	1,263
Net unrealized appreciation (depreciation) of investments during the period	(7,725)	(8,672)	(171)
Net increase (decrease) in net assets resulting from operations	(6,729)	(8,667)	1,217
From Variable Annuity Contract Transactions
Contractowners' net payments	503	199	277
Contract maintenance fees	(134)	(184)	(35)
Surrenders	(11,051)	(6,229)	(5,045)
Death benefits	(2,303)	(880)	(1,285)
Transfer (to) from other portfolios	(4,260)	(1,614)	(1,903)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(17,245)	(8,708)	(7,991)
Total increase (decrease) in net assets	(23,974)	(17,375)	(6,774)
Net Assets
Beginning of Year	95,354	62,541	44,113
End of Year	$71,380	$45,166	$37,339
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(181)	$(330)	$(36)
Net realized gain (loss) on investments	(36)	2,397	(341)
Net unrealized appreciation (depreciation) of investments during the period	206	(3,718)	(557)
Net increase (decrease) in net assets resulting from operations	(11)	(1,651)	(934)
From Variable Annuity Contract Transactions
Contractowners' net payments	114	187	13
Contract maintenance fees	(83)	(93)	(16)
Surrenders	(5,286)	(6,193)	(1,835)
Death benefits	(919)	(1,077)	(214)
Transfer (to) from other portfolios	(3,150)	(1,485)	(756)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,324)	(8,661)	(2,808)
Total increase (decrease) in net assets	(9,335)	(10,312)	(3,742)
Net Assets
Beginning of Year	45,185	52,655	15,415
End of Year	$35,850	$42,343	$11,673
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(492)	$339	$1,295
Net realized gain (loss) on investments	136	603	337
Net unrealized appreciation (depreciation) of investments during the period	(2,266)	(10,119)	(10,495)
Net increase (decrease) in net assets resulting from operations	(2,622)	(9,177)	(8,863)
From Variable Annuity Contract Transactions
Contractowners' net payments	23,472	30,011	2,629
Contract maintenance fees	(435)	(962)	(501)
Surrenders	(1,596)	(4,212)	(2,871)
Death benefits	(304)	(869)	(443)
Transfer (to) from other portfolios	19,077	24,842	3,348
Net increase (decrease) in net assets resulting from variable annuity contract transactions	40,214	48,810	2,162
Total increase (decrease) in net assets	37,592	39,633	(6,701)
Net Assets
Beginning of Year	34,837	88,482	56,109
End of Year	$72,429	$128,115	$49,408
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$(68)	$2	$(420)
Net realized gain (loss) on investments	1,707	9	984
Net unrealized appreciation (depreciation) of investments during the period	(1,551)	11	(2,596)
Net increase (decrease) in net assets resulting from operations	88	22	(2,032)
From Variable Annuity Contract Transactions
Contractowners' net payments	204	1	16,164
Contract maintenance fees	(224)	(7)	(298)
Surrenders	(1,313)	(9)	(1,005)
Death benefits	(205)	—	(246)
Transfer (to) from other portfolios	(2,401)	(48)	25,417
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,939)	(63)	40,032
Total increase (decrease) in net assets	(3,851)	(41)	38,000
Net Assets
Beginning of Year	26,462	827	17,346
End of Year	$22,611	$786	$55,346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$(82)	$(4)	$(64)
Net realized gain (loss) on investments	3	(117)	143
Net unrealized appreciation (depreciation) of investments during the period	(2,601)	201	(154)
Net increase (decrease) in net assets resulting from operations	(2,680)	80	(75)
From Variable Annuity Contract Transactions
Contractowners' net payments	18,995	—	81
Contract maintenance fees	(230)	(2)	(6)
Surrenders	(603)	(347)	(561)
Death benefits	(185)	(28)	(181)
Transfer (to) from other portfolios	15,386	(190)	(46)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	33,363	(567)	(713)
Total increase (decrease) in net assets	30,683	(487)	(788)
Net Assets
Beginning of Year	11,820	2,435	5,745
End of Year	$42,503	$1,948	$4,957
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(43)	$(48)	$526
Net realized gain (loss) on investments	113	97	550
Net unrealized appreciation (depreciation) of investments during the period	(211)	(371)	(803)
Net increase (decrease) in net assets resulting from operations	(141)	(322)	273
From Variable Annuity Contract Transactions
Contractowners' net payments	66	58	77
Contract maintenance fees	(8)	(8)	(20)
Surrenders	(868)	(1,598)	(6,454)
Death benefits	(243)	(531)	(1,157)
Transfer (to) from other portfolios	(95)	(474)	(1,207)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,148)	(2,553)	(8,761)
Total increase (decrease) in net assets	(1,289)	(2,875)	(8,488)
Net Assets
Beginning of Year	8,787	11,833	46,005
End of Year	$7,498	$8,958	$37,517

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(48)	$113	$(24)
Net realized gain (loss) on investments	503	136	(104)
Net unrealized appreciation (depreciation) of investments during the period	(824)	76	116
Net increase (decrease) in net assets resulting from operations	(369)	325	(12)
From Variable Annuity Contract Transactions
Contractowners' net payments	4	6	3
Contract maintenance fees	(2)	(3)	(2)
Surrenders	(430)	(855)	(358)
Death benefits	(28)	(150)	(62)
Transfer (to) from other portfolios	116	119	(81)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(340)	(883)	(500)
Total increase (decrease) in net assets	(709)	(558)	(512)
Net Assets
Beginning of Year	3,647	6,398	3,124
End of Year	$2,938	$5,840	$2,612
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(92)	$(12)	$(99)
Net realized gain (loss) on investments	77	30	39
Net unrealized appreciation (depreciation) of investments during the period	(56)	(55)	(1,175)
Net increase (decrease) in net assets resulting from operations	(71)	(37)	(1,235)
From Variable Annuity Contract Transactions
Contractowners' net payments	5,416	510	13,036
Contract maintenance fees	(48)	(11)	(217)
Surrenders	(404)	(204)	(1,113)
Death benefits	(56)	(85)	(138)
Transfer (to) from other portfolios	4,502	385	8,783
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,410	595	20,351
Total increase (decrease) in net assets	9,339	558	19,116
Net Assets
Beginning of Year	6,377	2,721	17,655
End of Year	$15,716	$3,279	$36,771

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,163	$(562)	$581
Net realized gain (loss) on investments	(16)	8,252	22
Net unrealized appreciation (depreciation) of investments during the period	(713)	(14,557)	747
Net increase (decrease) in net assets resulting from operations	434	(6,867)	1,350
From Variable Annuity Contract Transactions
Contractowners' net payments	5,787	16,752	7,289
Contract maintenance fees	(287)	(425)	(170)
Surrenders	(7,915)	(1,976)	(1,404)
Death benefits	(1,481)	(454)	(260)
Transfer (to) from other portfolios	1,778	10,201	4,127
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,118)	24,098	9,582
Total increase (decrease) in net assets	(1,684)	17,231	10,932
Net Assets
Beginning of Year	81,959	41,808	23,103
End of Year	$80,275	$59,039	$34,035
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(370)	$3,580	$365
Net realized gain (loss) on investments	2,745	2,630	655
Net unrealized appreciation (depreciation) of investments during the period	(2,576)	4,000	(3,396)
Net increase (decrease) in net assets resulting from operations	(201)	10,210	(2,376)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,539	71,489	41,827
Contract maintenance fees	(559)	(1,607)	(922)
Surrenders	(4,086)	(6,159)	(3,155)
Death benefits	(599)	(1,466)	(771)
Transfer (to) from other portfolios	(3,793)	88,087	56,894
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,498)	150,344	93,873
Total increase (decrease) in net assets	(6,699)	160,554	91,497
Net Assets
Beginning of Year	65,193	115,145	71,364
End of Year	$58,494	$275,699	$162,861

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA
From Operations
Net investment income (loss)	$(747)	$(47)	$(108)
Net realized gain (loss) on investments	—	(49)	114
Net unrealized appreciation (depreciation) of investments during the period	—	114	(245)
Net increase (decrease) in net assets resulting from operations	(747)	18	(239)
From Variable Annuity Contract Transactions
Contractowners' net payments	21,510	16	60
Contract maintenance fees	(352)	(4)	(10)
Surrenders	(27,673)	(362)	(1,500)
Death benefits	(2,869)	(87)	(235)
Transfer (to) from other portfolios	37,124	(70)	(611)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	27,740	(507)	(2,296)
Total increase (decrease) in net assets	26,993	(489)	(2,535)
Net Assets
Beginning of Year	48,336	3,367	12,572
End of Year	$75,329	$2,878	$10,037
	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
From Operations
Net investment income (loss)	$(64)	$560	$1
Net realized gain (loss) on investments	(142)	1,137	223
Net unrealized appreciation (depreciation) of investments during the period	13	(1,704)	(1,494)
Net increase (decrease) in net assets resulting from operations	(193)	(7)	(1,270)
From Variable Annuity Contract Transactions
Contractowners' net payments	81	75	26
Contract maintenance fees	(10)	(15)	(6)
Surrenders	(1,852)	(4,640)	(1,727)
Death benefits	(443)	(1,103)	(183)
Transfer (to) from other portfolios	(617)	(1,308)	(260)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,841)	(6,991)	(2,150)
Total increase (decrease) in net assets	(3,034)	(6,998)	(3,420)
Net Assets
Beginning of Year	15,501	29,884	15,359
End of Year	$12,467	$22,886	$11,939

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC
From Operations
Net investment income (loss)	$127	$(11)	$(255)
Net realized gain (loss) on investments	(500)	57	1,000
Net unrealized appreciation (depreciation) of investments during the period	318	(35)	(1,433)
Net increase (decrease) in net assets resulting from operations	(55)	11	(688)
From Variable Annuity Contract Transactions
Contractowners' net payments	2	6	1,371
Contract maintenance fees	(1)	(5)	(279)
Surrenders	(201)	(133)	(2,137)
Death benefits	(53)	(11)	(319)
Transfer (to) from other portfolios	(46)	(15)	(905)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(299)	(158)	(2,269)
Total increase (decrease) in net assets	(354)	(147)	(2,957)
Net Assets
Beginning of Year	1,692	1,098	35,135
End of Year	$1,338	$951	$32,178
	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
From Operations
Net investment income (loss)	$(51)	$2,994	$(434)
Net realized gain (loss) on investments	61	2,616	102
Net unrealized appreciation (depreciation) of investments during the period	(112)	(7,940)	(18,838)
Net increase (decrease) in net assets resulting from operations	(102)	(2,330)	(19,170)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,996	48,559	53,859
Contract maintenance fees	(48)	(1,669)	(1,146)
Surrenders	(762)	(10,695)	(6,378)
Death benefits	(22)	(1,823)	(1,318)
Transfer (to) from other portfolios	837	43,760	64,691
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,001	78,132	109,708
Total increase (decrease) in net assets	1,899	75,802	90,538
Net Assets
Beginning of Year	7,180	168,404	115,021
End of Year	$9,079	$244,206	$205,559

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth
From Operations
Net investment income (loss)	$172	$(1)	$(98)
Net realized gain (loss) on investments	(437)	29	(407)
Net unrealized appreciation (depreciation) of investments during the period	232	(93)	(20)
Net increase (decrease) in net assets resulting from operations	(33)	(65)	(525)
From Variable Annuity Contract Transactions
Contractowners' net payments	15	—	20
Contract maintenance fees	(6)	—	(5)
Surrenders	(429)	(16)	(1,157)
Death benefits	(25)	—	(133)
Transfer (to) from other portfolios	(174)	(28)	(446)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(619)	(44)	(1,721)
Total increase (decrease) in net assets	(652)	(109)	(2,246)
Net Assets
Beginning of Year	2,207	413	8,845
End of Year	$1,555	$304	$6,599
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$218	$(11)	$(334)
Net realized gain (loss) on investments	519	1,778	531
Net unrealized appreciation (depreciation) of investments during the period	(2,064)	(3,339)	(3,232)
Net increase (decrease) in net assets resulting from operations	(1,327)	(1,572)	(3,035)
From Variable Annuity Contract Transactions
Contractowners' net payments	153	94	1,660
Contract maintenance fees	(24)	(24)	(198)
Surrenders	(6,821)	(7,200)	(1,229)
Death benefits	(998)	(1,100)	(294)
Transfer (to) from other portfolios	(2,116)	(2,154)	(479)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,806)	(10,384)	(540)
Total increase (decrease) in net assets	(11,133)	(11,956)	(3,575)
Net Assets
Beginning of Year	52,709	57,789	32,256
End of Year	$41,576	$45,833	$28,681

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
From Operations
Net investment income (loss)	$955	$4,835	$(46)
Net realized gain (loss) on investments	912	(2,427)	252
Net unrealized appreciation (depreciation) of investments during the period	(5,160)	(1,447)	(490)
Net increase (decrease) in net assets resulting from operations	(3,293)	961	(284)
From Variable Annuity Contract Transactions
Contractowners' net payments	20,642	695	4
Contract maintenance fees	(519)	(257)	(12)
Surrenders	(12,654)	(2,997)	(693)
Death benefits	(1,581)	(665)	(12)
Transfer (to) from other portfolios	13,144	(119,068)	(104)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	19,032	(122,292)	(817)
Total increase (decrease) in net assets	15,739	(121,331)	(1,101)
Net Assets
Beginning of Year	126,004	121,331	4,957
End of Year	$141,743	$—	$3,856
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
From Operations
Net investment income (loss)	$422	$264	$1
Net realized gain (loss) on investments	(1,172)	1,061	291
Net unrealized appreciation (depreciation) of investments during the period	(3,813)	(8,806)	(185)
Net increase (decrease) in net assets resulting from operations	(4,563)	(7,481)	107
From Variable Annuity Contract Transactions
Contractowners' net payments	21,515	64,864	494
Contract maintenance fees	(637)	(1,523)	(8)
Surrenders	(12,347)	(11,290)	(70)
Death benefits	(2,137)	(2,160)	(104)
Transfer (to) from other portfolios	22,816	56,371	(3,328)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	29,210	106,262	(3,016)
Total increase (decrease) in net assets	24,647	98,781	(2,909)
Net Assets
Beginning of Year	132,160	173,470	2,909
End of Year	$156,807	$272,251	$—

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	Invesco VI Balanced Risk Allocation II
From Operations
Net investment income (loss)	$192	$(8)	$(44)
Net realized gain (loss) on investments	1,385	(13)	11
Net unrealized appreciation (depreciation) of investments during the period	(1,024)	18	351
Net increase (decrease) in net assets resulting from operations	553	(3)	318
From Variable Annuity Contract Transactions
Contractowners' net payments	24	798	962
Contract maintenance fees	(7)	(9)	(22)
Surrenders	(148)	(54)	(83)
Death benefits	(10)	—	(19)
Transfer (to) from other portfolios	(6,647)	731	5,254
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,788)	1,466	6,092
Total increase (decrease) in net assets	(6,235)	1,463	6,410
Net Assets
Beginning of Year	6,235	708	—
End of Year	$—	$2,171	$6,410
	Invesco VI Government Securities II	Invesco VI International Growth II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$(694)	$(39)	$115
Net realized gain (loss) on investments	857	(50)	(14)
Net unrealized appreciation (depreciation) of investments during the period	6,994	(921)	(885)
Net increase (decrease) in net assets resulting from operations	7,157	(1,010)	(784)
From Variable Annuity Contract Transactions
Contractowners' net payments	740	19	2,382
Contract maintenance fees	(579)	(16)	(40)
Surrenders	(7,634)	(284)	(266)
Death benefits	(846)	(12)	(24)
Transfer (to) from other portfolios	114,061	6,656	2,381
Net increase (decrease) in net assets resulting from variable annuity contract transactions	105,742	6,363	4,433
Total increase (decrease) in net assets	112,899	5,353	3,649
Net Assets
Beginning of Year	—	—	3,662
End of Year	$112,899	$5,353	$7,311

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
From Operations
Net investment income (loss)	$(422)	$13,810	$(756)
Net realized gain (loss) on investments	145	3,045	1,392
Net unrealized appreciation (depreciation) of investments during the period	(8,677)	(9,758)	(4,799)
Net increase (decrease) in net assets resulting from operations	(8,954)	7,097	(4,163)
From Variable Annuity Contract Transactions
Contractowners' net payments	8,081	59,053	2,271
Contract maintenance fees	(356)	(1,486)	(317)
Surrenders	(13,998)	(18,891)	(11,945)
Death benefits	(2,077)	(2,951)	(1,463)
Transfer (to) from other portfolios	1,313	36,307	(4,269)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(7,037)	72,032	(15,723)
Total increase (decrease) in net assets	(15,991)	79,129	(19,886)
Net Assets
Beginning of Year	133,652	212,055	106,259
End of Year	$117,661	$291,184	$86,373
	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities
From Operations
Net investment income (loss)	$(260)	$900	$16
Net realized gain (loss) on investments	7,650	(325)	301
Net unrealized appreciation (depreciation) of investments during the period	(10,299)	(879)	(5,141)
Net increase (decrease) in net assets resulting from operations	(2,909)	(304)	(4,824)
From Variable Annuity Contract Transactions
Contractowners' net payments	881	1,526	1,843
Contract maintenance fees	(183)	(134)	(243)
Surrenders	(2,623)	(6,276)	(1,669)
Death benefits	(285)	(821)	(277)
Transfer (to) from other portfolios	(710)	(1,057)	1,166
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,920)	(6,762)	820
Total increase (decrease) in net assets	(5,829)	(7,066)	(4,004)
Net Assets
Beginning of Year	31,709	55,469	28,689
End of Year	$25,880	$48,403	$24,685

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$(29)	$(454)	$263
Net realized gain (loss) on investments	66	2,391	492
Net unrealized appreciation (depreciation) of investments during the period	(922)	(5,220)	(343)
Net increase (decrease) in net assets resulting from operations	(885)	(3,283)	412
From Variable Annuity Contract Transactions
Contractowners' net payments	1,624	26,283	5,140
Contract maintenance fees	(64)	(404)	(233)
Surrenders	(430)	(1,497)	(2,248)
Death benefits	(39)	(335)	(251)
Transfer (to) from other portfolios	1,077	20,722	2,384
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,168	44,769	4,792
Total increase (decrease) in net assets	1,283	41,486	5,204
Net Assets
Beginning of Year	8,372	29,582	29,411
End of Year	$9,655	$71,068	$34,615
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
From Operations
Net investment income (loss)	$(26)	$(168)	$(849)
Net realized gain (loss) on investments	129	2,374	808
Net unrealized appreciation (depreciation) of investments during the period	(106)	(6,713)	(10,379)
Net increase (decrease) in net assets resulting from operations	(3)	(4,507)	(10,420)
From Variable Annuity Contract Transactions
Contractowners' net payments	10	20,385	27,889
Contract maintenance fees	(9)	(700)	(490)
Surrenders	(204)	(6,542)	(3,324)
Death benefits	—	(1,338)	(609)
Transfer (to) from other portfolios	(127)	12,076	21,162
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(330)	23,881	44,628
Total increase (decrease) in net assets	(333)	19,374	34,208
Net Assets
Beginning of Year	3,060	100,516	59,281
End of Year	$2,727	$119,890	$93,489

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
From Operations
Net investment income (loss)	$127	$1,919	$7
Net realized gain (loss) on investments	200	2,392	9
Net unrealized appreciation (depreciation) of investments during the period	(348)	517	(31)
Net increase (decrease) in net assets resulting from operations	(21)	4,828	(15)
From Variable Annuity Contract Transactions
Contractowners' net payments	165	15,876	1
Contract maintenance fees	(52)	(603)	(5)
Surrenders	(624)	(4,329)	(37)
Death benefits	(146)	(569)	(5)
Transfer (to) from other portfolios	85	9,384	38
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(572)	19,759	(8)
Total increase (decrease) in net assets	(593)	24,587	(23)
Net Assets
Beginning of Year	10,375	71,030	1,019
End of Year	$9,782	$95,617	$996
	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
From Operations
Net investment income (loss)	$13	$(113)	$6,645
Net realized gain (loss) on investments	20	147	1,197
Net unrealized appreciation (depreciation) of investments during the period	(70)	(716)	(6,108)
Net increase (decrease) in net assets resulting from operations	(37)	(682)	1,734
From Variable Annuity Contract Transactions
Contractowners' net payments	28	2,696	19,083
Contract maintenance fees	(11)	(57)	(761)
Surrenders	(38)	(459)	(12,001)
Death benefits	(3)	(146)	(2,160)
Transfer (to) from other portfolios	(24)	1,814	13,569
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(48)	3,848	17,730
Total increase (decrease) in net assets	(85)	3,166	19,464
Net Assets
Beginning of Year	1,755	8,296	131,216
End of Year	$1,670	$11,462	$150,680

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
From Operations
Net investment income (loss)	$755	$(153)	$(103)
Net realized gain (loss) on investments	2,642	117	46
Net unrealized appreciation (depreciation) of investments during the period	4,717	(854)	(755)
Net increase (decrease) in net assets resulting from operations	8,114	(890)	(812)
From Variable Annuity Contract Transactions
Contractowners' net payments	32,288	3,012	8,939
Contract maintenance fees	(1,192)	(82)	(166)
Surrenders	(7,872)	(637)	(533)
Death benefits	(1,264)	(38)	(117)
Transfer (to) from other portfolios	21,185	1,487	10,719
Net increase (decrease) in net assets resulting from variable annuity contract transactions	43,145	3,742	18,842
Total increase (decrease) in net assets	51,259	2,852	18,030
Net Assets
Beginning of Year	134,159	11,368	13,258
End of Year	$185,418	$14,220	$31,288
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
From Operations
Net investment income (loss)	$4,585	$290	$650
Net realized gain (loss) on investments	161	(510)	743
Net unrealized appreciation (depreciation) of investments during the period	5,349	(8,782)	(12,719)
Net increase (decrease) in net assets resulting from operations	10,095	(9,002)	(11,326)
From Variable Annuity Contract Transactions
Contractowners' net payments	57,248	22,963	15,599
Contract maintenance fees	(1,731)	(586)	(638)
Surrenders	(11,292)	(5,186)	(5,070)
Death benefits	(2,109)	(1,020)	(1,001)
Transfer (to) from other portfolios	52,390	30,645	16,348
Net increase (decrease) in net assets resulting from variable annuity contract transactions	94,506	46,816	25,238
Total increase (decrease) in net assets	104,601	37,814	13,912
Net Assets
Beginning of Year	166,068	77,256	79,883
End of Year	$270,669	$115,070	$93,795

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
From Operations
Net investment income (loss)	$4,505	$4,764	$564
Net realized gain (loss) on investments	696	1,625	282
Net unrealized appreciation (depreciation) of investments during the period	(8,724)	(13,985)	(720)
Net increase (decrease) in net assets resulting from operations	(3,523)	(7,596)	126
From Variable Annuity Contract Transactions
Contractowners' net payments	37,870	83,090	6,804
Contract maintenance fees	(665)	(2,111)	(297)
Surrenders	(5,416)	(14,611)	(2,023)
Death benefits	(1,074)	(3,252)	(602)
Transfer (to) from other portfolios	28,776	87,308	6,002
Net increase (decrease) in net assets resulting from variable annuity contract transactions	59,491	150,424	9,884
Total increase (decrease) in net assets	55,968	142,828	10,010
Net Assets
Beginning of Year	74,467	238,074	46,593
End of Year	$130,435	$380,902	$56,603
	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(151)	$(19)	$55
Net realized gain (loss) on investments	18	9	138
Net unrealized appreciation (depreciation) of investments during the period	(624)	(54)	924
Net increase (decrease) in net assets resulting from operations	(757)	(64)	1,117
From Variable Annuity Contract Transactions
Contractowners' net payments	7,046	860	2,085
Contract maintenance fees	(100)	(9)	(30)
Surrenders	(354)	(37)	(351)
Death benefits	(73)	—	(28)
Transfer (to) from other portfolios	4,881	474	1,699
Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,400	1,288	3,375
Total increase (decrease) in net assets	10,643	1,224	4,492
Net Assets
Beginning of Year	7,107	886	2,652
End of Year	$17,750	$2,110	$7,144

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$80	$572	$(88)
Net realized gain (loss) on investments	3	3,776	38
Net unrealized appreciation (depreciation) of investments during the period	(289)	4,197	(160)
Net increase (decrease) in net assets resulting from operations	(206)	8,545	(210)
From Variable Annuity Contract Transactions
Contractowners' net payments	10,897	46,155	8,624
Contract maintenance fees	(221)	(736)	(159)
Surrenders	(1,524)	(2,404)	(1,195)
Death benefits	(279)	(685)	(155)
Transfer (to) from other portfolios	15,101	35,130	6,690
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,974	77,460	13,805
Total increase (decrease) in net assets	23,768	86,005	13,595
Net Assets
Beginning of Year	17,384	45,415	13,615
End of Year	$41,152	$131,420	$27,210
	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$4,379	$219	$(388)
Net realized gain (loss) on investments	6,014	6	17
Net unrealized appreciation (depreciation) of investments during the period	(4,230)	(1,723)	(2,412)
Net increase (decrease) in net assets resulting from operations	6,163	(1,498)	(2,783)
From Variable Annuity Contract Transactions
Contractowners' net payments	122,970	4,965	25,786
Contract maintenance fees	(2,481)	(69)	(399)
Surrenders	(9,990)	(293)	(1,194)
Death benefits	(2,490)	(78)	(399)
Transfer (to) from other portfolios	131,285	4,693	19,509
Net increase (decrease) in net assets resulting from variable annuity contract transactions	239,294	9,218	43,303
Total increase (decrease) in net assets	245,457	7,720	40,520
Net Assets
Beginning of Year	183,821	5,087	28,364
End of Year	$429,278	$12,807	$68,884

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") issued by Protective Life are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

During the years ended December 31, 2012 and 2011, assets were invested in one hundred three subaccounts.

Subaccounts

Goldman Sachs Large Cap Value

Goldman Sachs Strategic International Equity

Goldman Sachs Structured US Equity

Goldman Sachs Structured Small Cap Equity

Goldman Sachs Strategic Growth

Goldman Sachs Mid Cap Value(a)

Goldman Sachs Strategic Growth SC

Goldman Sachs Large Cap Value Fund SC(a)

Goldman Sachs Strategic International Equity SC

Goldman Sachs Structured Small Cap Equity SC

Goldman Sachs Structured US Equity SC

Goldman Sachs VIT Growth Opportunities SC

Goldman Sachs Mid Cap Value SC

Calvert VP SRI Balanced(a)

MFS Growth Series IC

MFS Research IC

MFS Investors Trust IC

MFS Total Return IC

MFS New Discovery IC

MFS Utilities IC

MFS Investors Growth Stock IC

MFS Growth Series SC

MFS Research SC

MFS Investors Trust SC

MFS Total Return SC

MFS New Discovery SC

MFS Utilities SC

MFS Investors Growth Stock SC

MFS VIT Research Bond SC

MFS VIT Value SC

MFS VIT II Emerging Markets Equity SC(b)

MFS VIT II International Value SC(b)

Oppenheimer Money Fund/VA

Oppenheimer Small & Mid Cap Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Securites Fund/VA

Oppenheimer High Income Fund/VA(c)

Oppenheimer Small & Mid Cap Fund/VA SC

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Main Street Fund/VA SC

Oppenheimer Global Strategic Income Fund/VA SC

Oppenheimer Global Securites Fund/VA SC

Oppenheimer High Income Fund/VA SC(c)

Van Eck Global Hard Asset(a)

Invesco Van Kampen VI American Franchise(d)

Invesco Van Kampen VI Comstock

Invesco Van Kampen VI Growth & Income

Invesco Van Kampen VI Mid-Cap Growth II

Invesco Van Kampen VI Equity and Income II

Invesco Van Kampen VI Government II(e)

Invesco Van Kampen VI American Franchise II(d)

Invesco Van Kampen VI Comstock II

Invesco Van Kampen VI Growth & Income II

Invesco Van Kampen VI Global Tactical Asset Alloc II(e)

Invesco Van Kampen VI International Growth Equity II(e)

Invesco Van Kampen VI American Value II(d)

Invesco VI Balanced Risk Allocation II

Invesco VI Government Securities II

Invesco VI International Growth II

Invesco VI Global Real Estate II Fund(b)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Invesco VI Small Cap Equity II Fund(b)

UIF Global Real Estate II(a)

Lord Abbett Growth & Income(a)

Lord Abbett Bond Debenture

Lord Abbett Mid Cap Stock(d)

Lord Abbett Growth Opportunities

Lord Abbett Calibrated Dividend Growth(d)

Lord Abbett International Opportunities(a)

Lord Abbett Classic Stock

Lord Abbett Series Fundamental Equity VC

Fidelity Index 500 Portfolio SC2

Fidelity Growth Portfolio SC2

Fidelity Contrafund Portfolio SC2

Fidelity Mid Cap SC2

Fidelity Equity Income SC2

Fidelity Investment Grade Bonds SC2

Fidelity Freedom Fund - 2015 Maturity SC2

Fidelity Freedom Fund - 2020 Maturity SC2

Franklin Flex Cap Growth Securities

Franklin Income Securities

Franklin Rising Dividend Securities

Franklin Small-Mid Cap Growth Securities

Franklin Small Cap Value Securities CL 2

Franklin US Government Fund

Templeton Growth Securities

Templeton Foreign Securities

Templeton Global Bond Securities Fund II

Templeton Developing Markets Sec CL2(b)

Mutual Shares Securities

American Asset Allocation Fund Class 2(a)

Legg Mason ClearBridge Variable Mid Cap Core II

Legg Mason ClearBridge Variable Small Cap Growth II

Legg Mason Dynamic Multi-Strategy VIT Portfolio II(b)

PIMCO VIT Long-Term US Government Advisor

PIMCO VIT Low Duration Advisor

PIMCO VIT Real Return Advisor

PIMCO VIT Short-Term Advisor

PIMCO VIT Total Return Advisor

PIMCO VIT All Asset Advisor(b)

Royce Capital Fund Micro-Cap SC

Royce Capital Fund Small-Cap SC

(a)  Not available for new policies.

(b)  New funds added May 1, 2012

(c)  Closed October 26, 2012. All of the assets of the closed funds were merged into the existing funds listed below.

(d)  Fund name changed. See below.

(e)  Fund closed in 2011.

Closed Fund Name	Acquiring Fund Name
Oppenheimer High Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer High Income Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC
Old Fund Name	New Fund Name
Invesco Van Kampen VI Capital Growth	Invesco Van Kampen VI American Franchise
Invesco Van Kampen VI Capital Growth II	Invesco Van Kampen VI American Franchise II
Invesco Van Kampen VI Mid Cap Value II	Invesco Van Kampen VI American Value II
Lord Abbett Mid Cap Value	Lord Abbett Mid Cap Stock
Lord Abbett Capital Structure	Lord Abbett Calibrated Dividend Growth

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION — (Continued)

Contracts. The Separate Account's assets are the property of Protective Life and are segregated from Protective Life's other assets.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's balance as of December 31, 2012 was approximately $541.6 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made in shares and are valued at the net asset values of the respective portfolios, whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains respectively, as recorded in the financial statements of the underlying investment company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (the parent company of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the policy in the event of changes in tax law. Accordingly, a change may be made in future years for any federal income taxes that would be attributable to the contracts.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life. There are currently 26 polices in the annuity payout phase with net assets of approximately $1.2 million as of December 31, 2012.

Fund	Net Assets (000s)
Goldman Sachs Large Cap Value	$193
Goldman Sachs Strategic International Equity	13
Goldman Sachs Structured US Equity	114
Goldman Sachs Structured Small Cap Equity	41
Goldman Sachs Strategic Growth	36
Goldman Sachs Mid Cap Value	10
Goldman Sachs Strategic International Equity SC	2
Goldman Sachs Mid Cap Value SC	2
MFS Research IC	9
MFS Investors Trust IC	36
MFS Total Return IC	26
MFS Growth Series SC	1
MFS Total Return SC	17
Oppenheimer Money Fund/VA	7
Oppenheimer Main Street Fund/VA	17
Oppenheimer Global Strategic Income Fund/VA	48
Oppenheimer Capital Appreciation Fund/VA SC	9
Oppenheimer Global Strategic Income Fund/VA SC	63
Oppenheimer Global Securites Fund/VA SC	45
Invesco Van Kampen VI Comstock	96
Invesco Van Kampen VI Growth & Income	23
Invesco Van Kampen VI Mid-Cap Growth II	1
Invesco Van Kampen VI Equity and Income II	35
Invesco Van Kampen VI American Franchise II	6
Invesco Van Kampen VI Comstock II	37
Invesco Van Kampen VI Growth & Income II	21
Lord Abbett Growth & Income	50
Lord Abbett Bond Debenture	38
Lord Abbett Mid Cap Stock	78
Lord Abbett Growth Opportunities	8
Lord Abbett Calibrated Dividend Growth	34
Fidelity Investment Grade Bonds SC2	6
Franklin Flex Cap Growth Securities	1

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Fund	Net Assets (000s)
Franklin Income Securities	$44
Franklin Rising Dividend Securities	2
Franklin Small-Mid Cap Growth Securities	1
Franklin US Government Fund	2
Templeton Growth Securities	26
Templeton Foreign Securities	2
Templeton Global Bond Securities Fund II	6
Mutual Shares Securities	36
$1,243

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities and the amounts reported in the statement of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

Accounting Pronouncement Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2011-04 — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (IFRSs). In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (IFRSs). The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The amendments were effective for the annual period beginning after December 15, 2011. This standard did not have a material impact to the fair value disclosures included in Note 3 to the financial statements.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Large Cap Value	—	(1,041)	(1,041)	12	(1,116)	(1,104)
Goldman Sachs Strategic International Equity	13	(690)	(677)	41	(681)	(640)
Goldman Sachs Structured US Equity	2	(340)	(338)	5	(403)	(398)
Goldman Sachs Structured Small Cap Equity	1	(280)	(279)	2	(396)	(394)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Strategic Growth	18	(668)	(650)	77	(647)	(570)
Goldman Sachs Mid Cap Value	10	(191)	(181)	12	(180)	(168)
Goldman Sachs Strategic Growth SC	2,848	(26)	2,822	3,638	(12)	3,626
Goldman Sachs Large Cap Value Fund SC	1,573	(652)	921	5,044	(37)	5,007
Goldman Sachs Strategic International Equity SC	242	(499)	(257)	540	(302)	238
Goldman Sachs Structured Small Cap Equity SC	5	(232)	(227)	30	(347)	(317)
Goldman Sachs Structured US Equity SC	—	(8)	(8)	1	(6)	(5)
Goldman Sachs VIT Growth Opportunities SC	277	(264)	13	3,375	(24)	3,351
Goldman Sachs Mid Cap Value SC	3,618	(3)	3,615	3,112	—	3,112
Calvert VP SRI Balanced	—	(27)	(27)	—	(39)	(39)
MFS Growth Series IC	16	(69)	(53)	20	(63)	(43)
MFS Research IC	16	(120)	(104)	14	(93)	(79)
MFS Investors Trust IC	9	(122)	(113)	10	(198)	(188)
MFS Total Return IC	23	(409)	(386)	23	(513)	(490)
MFS New Discovery IC	3	(31)	(28)	14	(27)	(13)
MFS Utilities IC	4	(54)	(50)	17	(53)	(36)
MFS Investors Growth Stock IC	4	(72)	(68)	3	(75)	(72)
MFS Growth Series SC	2,871	(17)	2,854	708	(39)	669
MFS Research SC	154	(56)	98	72	(25)	47
MFS Investors Trust SC	3,875	(2)	3,873	1,621	(22)	1,599
MFS Total Return SC	654	(277)	377	270	(466)	(196)
MFS New Discovery SC	2,662	(22)	2,640	1,207	(99)	1,108
MFS Utilities SC	1,509	(72)	1,437	521	(49)	472
MFS Investors Growth Stock SC	135	(793)	(658)	115	(973)	(858)
MFS VIT Research Bond SC	16,962	—	16,962	13,925	—	13,925
MFS VIT Value SC	9,799	(8)	9,791	8,450	—	8,450
MFS VIT II Emerging Markets Equity SC	250	(14)	236	—	—	—
MFS VIT II International Value SC	2,855	—	2,855	—	—	—
Oppenheimer Money Fund/VA	31,632	(25,012)	6,620	57,816	(32,530)	25,286
Oppenheimer Small & Mid Cap Fund/VA	5	(36)	(31)	8	(45)	(37)
Oppenheimer Capital Appreciation Fund/VA	2	(135)	(133)	3	(153)	(150)
Oppenheimer Main Street Fund/VA	6	(172)	(166)	7	(228)	(221)
Oppenheimer Global Strategic Income Fund/VA	72	(246)	(174)	16	(374)	(358)
Oppenheimer Global Securites Fund/VA	8	(119)	(111)	31	(120)	(89)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer High Income Fund/VA	16	(355)	(339)	39	(113)	(74)
Oppenheimer Small & Mid Cap Fund/VA SC	7	(22)	(15)	9	(22)	(13)
Oppenheimer Capital Appreciation Fund/VA SC	93	(257)	(164)	60	(274)	(214)
Oppenheimer Main Street Fund/VA SC	262	(49)	213	214	(60)	154
Oppenheimer Global Strategic Income Fund/VA SC	6,818	(9)	6,809	4,539	(33)	4,506
Oppenheimer Global Securites Fund/VA SC	6,251	(3)	6,248	4,995	(2)	4,993
Oppenheimer High Income Fund/VA SC	47	(416)	(369)	33	(183)	(150)
Van Eck Global Hard Asset	1	(1)	—	—	(1)	(1)
Invesco Van Kampen VI American Franchise	3	(243)	(240)	1	(323)	(322)
Invesco Van Kampen VI Comstock	4	(552)	(548)	13	(630)	(617)
Invesco Van Kampen VI Growth & Income	14	(593)	(579)	53	(774)	(721)
Invesco Van Kampen VI Mid-Cap Growth II	348	(171)	177	307	(245)	62
Invesco Van Kampen VI Equity and Income II	2,294	(111)	2,183	1,604	(253)	1,351
Invesco Van Kampen VI Government II	—	—	—	360	(10,643)	(10,283)
Invesco Van Kampen VI American Franchise II	8	(109)	(101)	9	(142)	(133)
Invesco Van Kampen VI Comstock II	1,040	(347)	693	1,972	(135)	1,837
Invesco Van Kampen VI Growth & Income II	10,216	—	10,216	7,826	(3)	7,823
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	—	—	98	(363)	(265)
Invesco Van Kampen VI International Growth Equity II	—	—	—	14	(538)	(524)
Invesco Van Kampen VI American Value II	1,474	(13)	1,461	153	(32)	121
Invesco VI Balanced Risk Allocation II	2,267	(99)	2,168	583	(41)	542
Invesco VI Government Securities II	545	(1,014)	(469)	12,407	(1,868)	10,539
Invesco VI International Growth II	2,378	(20)	2,358	672	(59)	613
Invesco VI Global Real Estate II	297	(9)	288	—	—	—
Invesco VI Small Cap Equity II	347	—	347	—	—	—
UIF Global Real Estate II	261	(101)	160	456	(27)	429
Lord Abbett Growth & Income	169	(1,187)	(1,018)	362	(922)	(560)
Lord Abbett Bond Debenture	8,491	(76)	8,415	4,655	(298)	4,357
Lord Abbett Mid Cap Stock	23	(967)	(944)	64	(1,154)	(1,090)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Growth Opportunities	103	(190)	(87)	78	(223)	(145)
Lord Abbett Calibrated Dividend Growth	60	(461)	(401)	71	(496)	(425)
Lord Abbett International Opportunities	127	(222)	(95)	369	(267)	102
Lord Abbett Classic Stock	573	(38)	535	272	(62)	210
Lord Abbett Series Fundamental Equity VC	5,575	—	5,575	3,849	(4)	3,845
Fidelity Index 500 Portfolio SC2	1,101	(306)	795	854	(438)	416
Fidelity Growth Portfolio SC2	20	(61)	(41)	40	(65)	(25)
Fidelity Contrafund Portfolio SC2	3,298	(106)	3,192	2,018	(250)	1,768
Fidelity Mid Cap SC2	8,045	(24)	8,021	3,098	(54)	3,044
Fidelity Equity Income SC2	23	(148)	(125)	69	(118)	(49)
Fidelity Investment Grade Bonds SC2	3,040	(47)	2,993	1,762	(170)	1,592
Fidelity Freedom Fund - 2015 Maturity SC2	2	(10)	(8)	9	(9)	—
Fidelity Freedom Fund - 2020 Maturity SC2	1	(6)	(5)	6	(11)	(5)
Franklin Flex Cap Growth Securities	342	(75)	267	401	(46)	355
Franklin Income Securities	2,727	(239)	2,488	1,929	(510)	1,419
Franklin Rising Dividend Securities	5,527	(112)	5,415	4,215	(276)	3,939
Franklin Small-Mid Cap Growth Securities	371	(85)	286	427	(106)	321
Franklin Small Cap Value Securities CL 2	753	(106)	647	1,590	(3)	1,587
Franklin US Government Fund	15,214	(21)	15,193	8,176	(195)	7,981
Templeton Growth Securities	2,328	(517)	1,811	5,231	(23)	5,208
Templeton Foreign Securities	1,354	(366)	988	2,465	(106)	2,359
Templeton Global Bond Securities Fund II	6,748	(6)	6,742	4,237	(90)	4,147
Templeton Developing Markets Sec CL2	265	(1)	264	—	—	—
Mutual Shares Securities	11,540	(13)	11,527	15,503	(171)	15,332
American Asset Allocation Fund Class 2	365	(362)	3	1,112	(140)	972
Legg Mason ClearBridge Variable Mid Cap Core II	1,322	(2)	1,320	967	(12)	955
Legg Mason ClearBridge Variable Small Cap Growth II	205	(24)	181	116	(16)	100
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	690	(3)	687	—	—	—
PIMCO VIT Long-Term US Government Advisor	532	(98)	434	375	(83)	292
PIMCO VIT Low Duration Advisor	2,701	(264)	2,437	2,467	(170)	2,297
PIMCO VIT Real Return Advisor	9,598	(36)	9,562	7,086	(161)	6,925
PIMCO VIT Short-Term Advisor	2,669	(675)	1,994	1,842	(468)	1,374
PIMCO VIT Total Return Advisor	20,648	(148)	20,500	22,290	(12)	22,278
PIMCO VIT All Asset Advisor	418	(7)	411	—	—	—
Royce Capital Fund Micro-Cap SC	875	(79)	796	777	(32)	745
Royce Capital Fund Small-Cap SC	5,251	(12)	5,239	3,713	(9)	3,704

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS

At December 31, 2012, the investments by the respective subaccounts were as follows:

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Goldman Sachs Large Cap Value	6,199,650	$60,848	$66,708	$10.76
Goldman Sachs Strategic International Equity	5,295,655	64,137	45,278	8.55
Goldman Sachs Structured US Equity	2,857,403	25,839	34,689	12.14
Goldman Sachs Structured Small Cap Equity	2,580,587	32,364	32,799	12.71
Goldman Sachs Strategic Growth	2,883,008	27,562	39,958	13.86
Goldman Sachs Mid Cap Value	676,928	10,368	10,377	15.33
Goldman Sachs Strategic Growth SC	8,571,713	102,394	118,718	13.85
Goldman Sachs Large Cap Value Fund SC	15,093,143	140,274	162,251	10.75
Goldman Sachs Strategic International Equity SC	6,669,097	48,287	57,154	8.57
Goldman Sachs Structured Small Cap Equity SC	1,756,592	12,487	22,221	12.65
Goldman Sachs Structured US Equity SC	63,721	559	775	12.16
Goldman Sachs VIT Growth Opportunities SC	9,400,119	61,204	65,143	6.93
Goldman Sachs Mid Cap Value SC	5,885,117	82,388	90,337	15.35
Calvert VP SRI Balanced	895,800	1,873	1,710	1.91
MFS Growth Series IC	166,248	3,345	4,793	28.83
MFS Research IC	318,317	5,739	6,955	21.85
MFS Investors Trust IC	384,225	7,060	8,810	22.93
MFS Total Return IC	1,681,197	30,057	33,708	20.05
MFS New Discovery IC	176,665	2,444	2,777	15.72
MFS Utilities IC	185,701	3,995	5,131	27.63
MFS Investors Growth Stock IC	202,524	2,802	2,473	12.21
MFS Growth Series SC	1,845,007	47,103	52,121	28.25
MFS Research SC	230,243	4,169	4,996	21.70
MFS Investors Trust SC	3,900,164	80,044	88,846	22.78
MFS Total Return SC	4,530,300	85,846	89,700	19.80
MFS New Discovery SC	6,823,625	97,372	102,423	15.01
MFS Utilities SC	2,007,820	49,841	54,793	27.29
MFS Investors Growth Stock SC	5,222,470	47,765	62,304	11.93
MFS VIT Research Bond SC	35,887,002	460,493	477,297	13.30
MFS VIT Value SC	21,125,213	272,474	300,401	14.22
MFS VIT II Emerging Markets Equity SC	154,447	2,240	2,369	15.34
MFS VIT II International Value SC	1,758,508	28,894	30,141	17.14
Oppenheimer Money Fund/VA	97,586,800	97,587	97,587	1.00
Oppenheimer Small & Mid Cap Fund/VA	51,657	2,659	2,831	54.80
Oppenheimer Capital Appreciation Fund/VA	202,821	8,017	9,139	45.06
Oppenheimer Main Street Fund/VA	495,933	10,684	11,888	23.97
Oppenheimer Global Strategic Income Fund/VA	3,862,912	19,218	21,903	5.67
Oppenheimer Global Securites Fund/VA	351,118	9,474	11,429	32.55
Oppenheimer Small & Mid Cap Fund/VA SC	16,456	666	876	53.25
Oppenheimer Capital Appreciation Fund/VA SC	761,258	24,130	33,998	44.66

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Oppenheimer Main Street Fund/VA SC	543,418	$11,038	$12,922	$23.78
Oppenheimer Global Strategic Income Fund/VA SC	61,211,582	332,291	354,415	5.79
Oppenheimer Global Securites Fund/VA SC	10,105,111	290,161	325,890	32.25
Van Eck Global Hard Asset	10,640	155	310	29.13
Invesco Van Kampen VI American Franchise	167,500	7,800	6,077	36.28
Invesco Van Kampen VI Comstock	2,931,630	33,017	38,903	13.27
Invesco Van Kampen VI Growth & Income	2,126,339	34,876	42,676	20.07
Invesco Van Kampen VI Mid-Cap Growth II	8,537,581	30,195	33,382	3.91
Invesco Van Kampen VI Equity and Income II	11,848,743	160,506	178,324	15.05
Invesco Van Kampen VI American Franchise II	101,382	2,454	3,604	35.55
Invesco Van Kampen VI Comstock II	14,208,502	168,398	187,836	13.22
Invesco Van Kampen VI Growth & Income II	21,165,115	384,266	423,937	20.03
Invesco Van Kampen VI American Value II	1,347,579	18,972	19,958	14.81
Invesco VI Balanced Risk Allocation II	2,641,950	31,909	33,209	12.57
Invesco VI Government Securities II	8,886,537	103,644	109,216	12.29
Invesco VI International Growth II	1,030,420	29,607	30,583	29.68
Invesco VI Global Real Estate II	214,448	3,068	3,240	15.11
Invesco VI Small Cap Equity II	190,669	3,330	3,491	18.31
UIF Global Real Estate II	1,169,890	9,251	11,067	9.46
Lord Abbett Growth & Income	4,747,283	106,907	116,736	24.59
Lord Abbett Bond Debenture	34,306,648	410,599	419,227	12.22
Lord Abbett Mid Cap Stock	4,598,167	81,423	82,997	18.05
Lord Abbett Growth Opportunities	2,048,827	25,493	27,024	13.19
Lord Abbett Calibrated Dividend Growth	3,238,816	43,103	46,056	14.22
Lord Abbett International Opportunities	3,350,793	20,802	28,415	8.48
Lord Abbett Classic Stock	1,309,194	14,913	16,718	12.77
Lord Abbett Series Fundamental Equity VC	7,860,740	133,593	138,428	17.61
Fidelity Index 500 Portfolio SC2	331,994	45,344	47,691	143.65
Fidelity Growth Portfolio SC2	61,874	2,006	2,576	41.64
Fidelity Contrafund Portfolio SC2	6,618,173	163,531	172,073	26.00
Fidelity Mid Cap SC2	6,481,633	195,668	194,319	29.98
Fidelity Equity Income SC2	494,631	9,601	9,705	19.62
Fidelity Investment Grade Bonds SC2	10,420,602	131,861	133,280	12.79
Fidelity Freedom Fund - 2015 Maturity SC2	89,947	842	1,005	11.17
Fidelity Freedom Fund - 2020 Maturity SC2	161,601	1,499	1,803	11.16
Franklin Flex Cap Growth Securities	1,146,699	13,592	15,148	13.21
Franklin Income Securities	12,839,826	196,773	193,496	15.07
Franklin Rising Dividend Securities	12,290,744	226,266	265,972	21.64
Franklin Small-Mid Cap Growth Securities	878,029	17,152	18,474	21.04
Franklin Small Cap Value Securities CL 2	2,434,846	37,160	44,387	18.23

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Franklin US Government Fund	32,614,575	$429,839	$434,100	$13.31
Templeton Growth Securities	13,179,613	150,962	157,760	11.97
Templeton Foreign Securities	8,370,610	117,325	120,286	14.37
Templeton Global Bond Securities Fund II	11,647,483	216,240	226,777	19.47
Templeton Developing Markets Sec CL2	248,920	2,445	2,614	10.50
Mutual Shares Securities	32,376,037	524,869	557,515	17.22
American Asset Allocation Fund Class 2	3,506,380	52,683	64,202	18.31
Legg Mason ClearBridge Variable Mid Cap Core II	2,453,369	32,515	35,819	14.60
Legg Mason ClearBridge Variable Small Cap Growth II	276,680	4,426	4,773	17.25
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	645,525	6,879	6,939	10.75
PIMCO VIT Long-Term US Government Advisor	1,016,868	12,867	12,558	12.35
PIMCO VIT Low Duration Advisor	6,361,057	66,863	68,572	10.78
PIMCO VIT Real Return Advisor	17,542,941	245,461	249,987	14.25
PIMCO VIT Short-Term Advisor	4,638,031	47,355	47,725	10.29
PIMCO VIT Total Return Advisor	59,950,691	677,211	692,430	11.55
PIMCO VIT All Asset Advisor	383,254	4,380	4,400	11.48
Royce Capital Fund Micro-Cap SC	1,988,768	21,865	21,618	10.87
Royce Capital Fund Small-Cap SC	12,305,225	125,970	134,250	10.91

During the year ended December 31, 2012, transactions in shares were as follows:

Fund Name	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Shares purchased	33,551	85,049	14,148	11,616	60,693	22,307
Shares received from reinvestment of dividends and capital gain distributions	238,424	109,362	51,488	30,777	19,833	7,798
Total shares acquired	271,976	194,411	65,636	42,393	80,526	30,105
Shares redeemed	(1,672,503)	(1,171,057)	(664,386)	(606,378)	(835,147)	(244,950)
Net increase (decrease) in shares owned	(1,400,528)	(976,646)	(598,750)	(563,985)	(754,620)	(214,845)
Shares owned, beginning of period	7,600,178	6,272,301	3,456,153	3,144,572	3,637,628	891,773
Shares owned, end of period	6,199,650	5,295,655	2,857,403	2,580,587	2,883,008	676,928
Cost of shares acquired (000's)	$2,914	$1,583	$793	$529	$1,080	$440
Proceeds from sales (000's)	$17,422	$9,329	$7,876	$7,542	$11,077	$3,554

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Shares purchased	2,946,771	2,511,132	452,388	8,701	612	657,083
Shares received from reinvestment of dividends and capital gain distributions	37,931	537,264	121,506	16,532	981	796,359
Total shares acquired	2,984,702	3,048,396	573,894	25,233	1,594	1,453,442
Shares redeemed	(640,879)	(1,613,552)	(748,078)	(260,776)	(10,556)	(782,907)
Net increase (decrease) in shares owned	2,343,823	1,434,844	(174,184)	(235,543)	(8,962)	670,535
Shares owned, beginning of period	6,227,890	13,658,299	6,843,281	1,992,135	72,683	8,729,584
Shares owned, end of period	8,571,713	15,093,143	6,669,097	1,756,592	63,721	9,400,119
Cost of shares acquired (000's)	$39,708	$31,417	$4,572	$313	$19	$10,094
Proceeds from sales (000's)	$8,580	$16,933	$6,008	$3,237	$125	$5,641
Fund Name	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares purchased	2,869,146	3,433	9,608	13,790	9,267	53,889
Shares received from reinvestment of dividends and capital gain distributions	53,604	11,051	0	2,848	3,559	49,940
Total shares acquired	2,922,751	14,484	9,608	16,639	12,826	103,828
Shares redeemed	(279,640)	(232,282)	(46,211)	(97,589)	(91,594)	(447,112)
Net increase (decrease) in shares owned	2,643,110	(217,799)	(36,603)	(80,951)	(78,768)	(343,283)
Shares owned, beginning of period	3,242,007	1,113,599	202,851	399,268	462,993	2,024,480
Shares owned, end of period	5,885,117	895,800	166,248	318,317	384,225	1,681,197
Cost of shares acquired (000's)	$42,443	$27	$262	$350	$279	$2,026
Proceeds from sales (000's)	$4,074	$438	$1,270	$2,039	$1,964	$8,740
Fund Name	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Shares purchased	5,773	5,339	2,904	1,290,584	111,580	2,213,296
Shares received from reinvestment of dividends and capital gain distributions	19,136	13,124	11,146	0	1,254	20,574
Total shares acquired	24,910	18,462	14,049	1,290,584	112,834	2,233,870
Shares redeemed	(53,731)	(56,527)	(48,555)	(95,753)	(58,234)	(236,326)
Net increase (decrease) in shares owned	(28,821)	(38,065)	(34,506)	1,194,831	54,600	1,997,544
Shares owned, beginning of period	205,486	223,766	237,030	650,176	175,643	1,902,620
Shares owned, end of period	176,665	185,701	202,524	1,845,007	230,243	3,900,164
Cost of shares acquired (000's)	$377	$490	$166	$35,011	$2,335	$48,579
Proceeds from sales (000's)	$842	$1,525	$579	$2,601	$1,215	$5,160

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Shares purchased	755,810	2,459,829	816,581	302,722	14,645,136	8,619,151
Shares received from reinvestment of dividends and capital gain distributions	111,906	569,919	110,506	271,404	992,954	372,350
Total shares acquired	867,716	3,029,748	927,087	574,127	15,638,090	8,991,502
Shares redeemed	(721,566)	(502,962)	(242,060)	(782,875)	(1,206,549)	(853,805)
Net increase (decrease) in shares owned	146,150	2,526,786	685,027	(208,748)	14,431,541	8,137,697
Shares owned, beginning of period	4,384,150	4,296,839	1,322,793	5,431,218	21,455,461	12,987,516
Shares owned, end of period	4,530,300	6,823,625	2,007,820	5,222,470	35,887,002	21,125,213
Cost of shares acquired (000's)	$16,809	$44,866	$24,610	$6,670	$205,824	$123,422
Proceeds from sales (000's)	$13,964	$7,600	$6,437	$9,194	$15,966	$11,797
Fund Name	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Shares purchased	164,465	1,752,681	90,803,971	1,580	1,362	8,133
Shares received from reinvestment of dividends and capital gain distributions	1,873	6,124	8,571	0	1,526	5,297
Total shares acquired	166,338	1,758,804	90,812,542	1,580	2,888	13,430
Shares redeemed	(11,891)	(296)	(68,555,617)	(11,081)	(52,510)	(119,459)
Net increase (decrease) in shares owned	154,447	1,758,508	22,256,925	(9,502)	(49,623)	(106,028)
Shares owned, beginning of period	0	0	75,329,875	61,159	252,444	601,961
Shares owned, end of period	154,447	1,758,508	97,586,800	51,657	202,821	495,933
Cost of shares acquired (000's)	$2,409	$28,899	$90,813	$84	$126	$304
Proceeds from sales (000's)	$171	$5	$68,556	$593	$2,302	$2,726

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Shares purchased	296,020	11,705	37,742	1,966	58,685	171,718
Shares received from reinvestment of dividends and capital gain distributions	287,626	8,917	121,902	0	3,094	3,129
Total shares acquired	583,645	20,622	159,644	1,966	61,778	174,848
Shares redeemed	(974,159)	(104,301)	(863,943)	(6,263)	(117,207)	(73,652)
Net increase (decrease) in shares owned	(390,514)	(83,678)	(704,299)	(4,297)	(55,429)	101,196
Shares owned, beginning of period	4,253,426	434,796	704,299	20,753	816,687	442,222
Shares owned, end of period	3,862,912	351,118	0	16,456	761,258	543,418
Cost of shares acquired (000's)	$3,161	$593	$295	$102	$2,685	$4,016
Proceeds from sales (000's)	$5,428	$3,106	$1,572	$325	$5,101	$1,681
Fund Name	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
Shares purchased	17,180,387	3,054,715	111,564	1,318	1,039	25,077
Shares received from reinvestment of dividends and capital gain distributions	3,711,854	185,851	139,990	899	0	52,400
Total shares acquired	20,892,241	3,240,566	251,553	2,218	1,039	77,477
Shares redeemed	(4,162,007)	(689,930)	(1,065,441)	(1,448)	(40,415)	(817,984)
Net increase (decrease) in shares owned	16,730,234	2,550,636	(813,888)	769	(39,375)	(740,507)
Shares owned, beginning of period	44,481,348	7,554,475	813,888	9,871	206,875	3,672,137
Shares owned, end of period	61,211,582	10,105,111.00	0	10,640	167,500	2,931,630
Cost of shares acquired (000's)	$117,344	$93,991	$472	$65	$37	$991
Proceeds from sales (000's)	$23,516	$20,784	$1,958	$42	$1,431	$10,214

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
Shares purchased	29,657	1,256,548	2,865,079	2,869	2,059,026	7,005,456
Shares received from reinvestment of dividends and capital gain distributions	33,034	386,864	199,584	0	210,650	246,339
Total shares acquired	62,691	1,643,412	3,064,663	2,869	2,269,676	7,251,795
Shares redeemed	(515,511)	(899,612)	(1,615,030)	(24,492)	(1,962,368)	(1,433,517)
Net increase (decrease) in shares owned	(452,819)	743,800	1,449,633	(21,623)	307,308	5,818,278
Shares owned, beginning of period	2,579,158	7,793,781	10,399,110	123,005	13,901,194	15,346,837
Shares owned, end of period	2,126,339	8,537,581	11,848,743	101,382	14,208,502	21,165,115
Cost of shares acquired (000's)	$1,229	$6,273	$44,953	$100	$28,125	$140,406
Proceeds from sales (000's)	$9,936	$3,506	$23,568	$853	$24,553	$27,786
Fund Name	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
Shares purchased	1,245,811	2,311,063	730,834	848,530	225,322	191,097
Shares received from reinvestment of dividends and capital gain distributions	5,035	18,729	266,808	7,838	388	0
Total shares acquired	1,250,846	2,329,791	997,642	856,368	225,710	191,097
Shares redeemed	(73,828)	(245,739)	(1,223,241)	(31,213)	(11,262)	(428)
Net increase (decrease) in shares owned	1,177,018	2,084,052	(225,599)	825,155	214,448	190,669
Shares owned, beginning of period	170,561	557,898	9,112,136	205,265	0	0
Shares owned, end of period	1,347,579	2,641,950	8,886,537	1,030,420	214,448	190,669
Cost of shares acquired (000's)	$17,863	$28,831	$12,388	$24,230	$3,229	$3,337
Proceeds from sales (000's)	$1,048	$3,045	$15,255	$879	$160	$7

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
Shares purchased	407,416	361,263	10,258,492	183,120	179,220	209,206
Shares received from reinvestment of dividends and capital gain distributions	6,242	45,595	2,282,442	29,686	112,372	95,819
Total shares acquired	413,658	406,858	12,540,934	212,806	291,592	305,025
Shares redeemed	(242,493)	(971,609)	(3,249,834)	(1,060,511)	(358,896)	(780,850)
Net increase (decrease) in shares owned	171,165	(564,750)	9,291,100	(847,705)	(67,304)	(475,825)
Shares owned, beginning of period	998,725	5,312,033	25,015,548	5,445,872	2,116,131	3,714,641
Shares owned, end of period	1,169,890	4,747,283	34,306,648	4,598,167	2,048,827	3,238,816
Cost of shares acquired (000's)	$3,452	$9,704	$155,496	$3,644	$3,939	$4,339
Proceeds from sales (000's)	$2,047	$23,214	$40,378	$18,149	$4,928	$11,033
Fund Name	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Shares purchased	247,030	555,560	3,626,129	114,766	6,207	1,966,315
Shares received from reinvestment of dividends and capital gain distributions	117,961	13,223	155,682	9,746	241	72,725
Total shares acquired	364,991	568,783	3,781,811	124,512	6,448	2,039,040
Shares redeemed	(395,653)	(120,841)	(291,939)	(62,438)	(19,212)	(716,372)
Net increase (decrease) in shares owned	(30,662)	447,942	3,489,872	62,074	(12,764)	1,322,668
Shares owned, beginning of period	3,381,455	861,252	4,370,868	269,920	74,638	5,295,505
Shares owned, end of period	3,350,793	1,309,194	7,860,740	331,994	61,874	6,618,173
Cost of shares acquired (000's)	$2,958	$7,132	$65,653	$17,502	$274	$51,624
Proceeds from sales (000's)	$3,255	$1,514	$5,081	$8,835	$788	$18,044

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
Shares purchased	2,994,485	17,579	3,262,641	1,697	934	362,872
Shares received from reinvestment of dividends and capital gain distributions	543,958	46,507	477,499	3,175	4,795	0
Total shares acquired	3,538,443	64,086	3,740,140	4,873	5,729	362,872
Shares redeemed	(328,028)	(100,821)	(836,612)	(11,243)	(8,297)	(164,241)
Net increase (decrease) in shares owned	3,210,415	(36,735)	2,903,528	(6,370)	(2,568)	198,631
Shares owned, beginning of period	3,271,218	531,366	7,517,074	96,317	164,169	948,068
Shares owned, end of period	6,481,633	494,631	10,420,602	89,947	161,601	1,146,699
Cost of shares acquired (000's)	$109,732	$1,262	$48,623	$54	$63	$4,781
Proceeds from sales (000's)	$10,283	$1,996	$10,915	$125	$91	$2,189
Fund Name	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
Shares purchased	3,177,919	3,766,432	247,122	635,759	13,275,920	2,791,532
Shares received from reinvestment of dividends and capital gain distributions	773,570	174,083	58,363	19,378	664,385	291,826
Total shares acquired	3,951,490	3,940,515	305,485	655,137	13,940,305	3,083,358
Shares redeemed	(1,633,958)	(1,085,807)	(121,441)	(234,951)	(1,495,093)	(1,285,403)
Net increase (decrease) in shares owned	2,317,532	2,854,708	184,044	420,186	12,445,212	1,797,956
Shares owned, beginning of period	10,522,294	9,436,036	693,985	2,014,660	20,169,363	11,381,657
Shares owned, end of period	12,839,826	12,290,744	878,029	2,434,846	32,614,575	13,179,613
Cost of shares acquired (000's)	$57,507	$81,399	$6,394	$10,720	$186,221	$32,587
Proceeds from sales (000's)	$24,044	$22,441	$2,608	$3,943	$19,998	$14,294

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Shares purchased	1,548,173	4,760,834	251,439	9,183,868	380,649	1,164,544
Shares received from reinvestment of dividends and capital gain distributions	270,181	633,818	207	605,539	66,612	59,946
Total shares acquired	1,818,355	5,394,653	251,647	9,789,407	447,262	1,224,489
Shares redeemed	(915,489)	(933,697)	(2,727)	(2,179,460)	(465,328)	(165,493)
Net increase (decrease) in shares owned	902,866	4,460,956	248,920	7,609,947	(18,066)	1,058,996
Shares owned, beginning of period	7,467,744	7,186,527	0	24,766,090	3,524,446	1,394,373
Shares owned, end of period	8,370,610	11,647,483	248,920	32,376,037	3,506,380	2,453,369
Cost of shares acquired (000's)	$23,415	$100,564	$2,472	$161,988	$7,805	$17,351
Proceeds from sales (000's)	$12,225	$17,565	$26	$36,273	$8,186	$2,363
Fund Name	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Shares purchased	163,984	646,978	543,737	3,159,297	8,158,600	3,057,759
Shares received from reinvestment of dividends and capital gain distributions	10,709	7,837	111,777	91,014	986,893	35,861
Total shares acquired	174,692	654,816	655,514	3,250,311	9,145,493	3,093,619
Shares redeemed	(37,123)	(9,291)	(172,597)	(854,120)	(1,023,372)	(1,144,664)
Net increase (decrease) in shares owned	137,569	645,525	482,917	2,396,191	8,122,121	1,948,956
Shares owned, beginning of period	139,111	0	533,951	3,964,866	9,420,820	2,689,075
Shares owned, end of period	276,680	645,525	1,016,868	6,361,057	17,542,941	4,638,031
Cost of shares acquired (000's)	$3,006	$6,979	$8,797	$34,548	$133,167	$31,708
Proceeds from sales (000's)	$629	$100	$2,332	$9,060	$14,993	$11,728

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Shares purchased	21,640,049	381,015	932,581	5,607,242
Shares received from reinvestment of dividends and capital gain distributions	2,327,956	9,724	44,022	308,016
Total shares acquired	23,968,005	390,739	976,603	5,915,258
Shares redeemed	(2,971,871)	(7,485)	(225,216)	(512,256)
Net increase (decrease) in shares owned	20,996,134	383,254	751,387	5,403,002
Shares owned, beginning of period	38,954,557	0	1,237,381	6,902,223
Shares owned, end of period	59,950,691	383,254	1,988,768	12,305,225
Cost of shares acquired (000's)	$274,560	$4,466	$10,503	$63,180
Proceeds from sales (000's)	$34,219	$86	$2,445	$5,511

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect the minimum and maximum contract charges offered by Protective Life as contract owners may not have selected all available and applicable contract options.

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,810	$12.36	$23.88	$66,725	1.32%	0.60%	1.80%	16.98%	18.41%
Goldman Sachs Strategic International Equity	3,409	$10.48	$17.64	$45,279	2.03%	0.60%	1.80%	19.05%	20.51%
Goldman Sachs Structured US Equity	1,493	$11.00	$29.13	$34,702	1.70%	0.60%	1.80%	12.40%	13.77%
Goldman Sachs Structured Small Cap Equity	1,245	$12.44	$31.08	$32,802	1.10%	0.60%	1.80%	10.80%	12.15%
Goldman Sachs Strategic Growth	2,339	$11.54	$26.27	$39,962	0.64%	0.60%	1.80%	17.73%	19.17%
Goldman Sachs Mid Cap Value	567	$17.31	$19.15	$10,377	1.06%	0.60%	1.80%	16.33%	17.76%
Goldman Sachs Strategic Growth SC	9,355	$11.05	$17.20	$118,718	0.54%	0.70%	1.75%	17.53%	18.79%
Goldman Sachs Large Cap Value Fund SC	15,251	$9.31	$15.36	$162,251	1.18%	0.70%	1.75%	16.74%	17.99%
Goldman Sachs Strategic International Equity SC	6,356	$8.26	$15.03	$57,154	1.91%	0.70%	1.75%	18.77%	20.04%
Goldman Sachs Structured Small Cap Equity SC	1,679	$12.60	$19.80	$22,221	0.91%	0.70%	1.65%	10.65%	11.72%
Goldman Sachs Structured US Equity SC	53	$10.34	$16.83	$775	1.49%	0.70%	1.65%	12.26%	13.34%
Goldman Sachs VIT Growth Opportunities SC	4,768	$11.02	$14.65	$65,143	0.00%	0.60%	1.75%	17.34%	18.71%
Goldman Sachs Mid Cap Value SC	7,795	$10.50	$12.09	$90,337	1.27%	0.70%	1.75%	16.12%	17.36%
Calvert VP SRI Balanced	109	$13.20	$16.15	$1,710	1.11%	0.70%	1.80%	8.52%	9.74%
MFS Growth Series IC	264	$11.87	$19.23	$4,793	0.00%	0.70%	1.80%	15.27%	16.56%
MFS Research IC	426	$12.82	$17.11	$6,955	0.80%	0.70%	1.80%	15.16%	16.45%
MFS Investors Trust IC	570	$12.21	$16.31	$8,814	0.87%	0.70%	1.80%	17.04%	18.35%
MFS Total Return IC	1,726	$17.13	$20.78	$33,710	2.71%	0.70%	1.80%	9.25%	10.48%
MFS New Discovery IC	104	$21.51	$28.24	$2,777	0.00%	0.70%	1.80%	19.04%	20.37%
MFS Utilities IC	182	$26.45	$29.07	$5,131	6.51%	0.70%	1.80%	11.44%	12.69%
MFS Investors Growth Stock IC	311	$7.52	$8.64	$2,473	0.44%	0.70%	1.80%	14.87%	16.15%
MFS Growth Series SC	3,971	$10.85	$18.77	$52,121	0.00%	0.60%	1.80%	14.97%	16.37%
MFS Research SC	350	$10.90	$17.32	$4,996	0.62%	0.60%	1.75%	14.86%	16.20%
MFS Investors Trust SC	6,817	$10.86	$16.36	$88,846	0.77%	0.60%	1.80%	16.69%	18.12%
MFS Total Return SC	5,764	$10.65	$20.28	$89,702	2.54%	0.60%	1.80%	8.94%	10.27%
MFS New Discovery SC	5,712	$9.97	$27.56	$102,423	0.00%	0.60%	1.80%	18.72%	20.17%
MFS Utilities SC	3,099	$10.70	$28.36	$54,793	6.67%	0.60%	1.80%	11.17%	12.53%
MFS Investors Growth Stock SC	7,067	$7.34	$17.31	$62,304	0.22%	0.60%	1.80%	14.58%	15.98%
MFS VIT Research Bond SC	41,750	$10.71	$12.05	$477,297	2.76%	0.60%	1.75%	5.18%	6.41%
MFS VIT Value SC	24,538	$10.92	$13.17	$300,401	1.48%	0.60%	1.75%	13.85%	15.19%
MFS VIT II Emerging Markets Equity SC	236	$10.02	$10.08	$2,369	0.55%	0.90%	1.75%	2.95%	2.95	%(a)
MFS VIT II International Value SC	2,855	$10.49	$10.56	$30,141	0.82%	0.90%	1.75%	5.91%	5.91	%(a)
Oppenheimer Money Fund/VA	64,476	$0.96	$11.15	$97,588	0.01%	0.60%	1.80%	–1.79%	–0.59%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Small & Mid Cap Fund/VA	190	$10.80	$15.43	$2,831	0.00%	0.70%	1.80%	14.35%	15.63%
Oppenheimer Capital Appreciation Fund/VA	542	$12.40	$18.29	$9,139	0.66%	0.70%	1.80%	12.06%	13.32%
Oppenheimer Main Street Fund/VA	808	$11.85	$15.63	$11,887	0.95%	0.70%	1.80%	14.77%	16.05%
Oppenheimer Global Strategic Income Fund/VA	1,024	$20.25	$22.68	$21,907	5.82%	0.70%	1.80%	11.49%	12.74%
Oppenheimer Global Securites Fund/VA	435	$22.34	$28.27	$11,429	2.15%	0.70%	1.80%	19.08%	20.42%
Oppenheimer High Income Fund/VA	—	$—	$—	$—	16.67%	0.70%	1.80%	11.18%	12.20	%(b)
Oppenheimer Small & Mid Cap Fund/VA SC	64	$10.22	$19.08	$876	0.00%	0.60%	1.80%	14.07%	15.47%
Oppenheimer Capital Appreciation Fund/VA SC	2,598	$10.46	$17.86	$33,999	0.39%	0.60%	1.80%	11.76%	13.12%
Oppenheimer Main Street Fund/VA SC	934	$11.15	$17.10	$12,922	0.64%	0.60%	1.80%	14.51%	15.91%
Oppenheimer Global Strategic Income Fund/VA SC	21,427	$10.53	$22.12	$354,421	5.56%	0.60%	1.80%	11.11%	12.47%
Oppenheimer Global Securites Fund/VA SC	17,305	$10.38	$27.63	$325,895	1.92%	0.60%	1.80%	18.77%	20.22%
Oppenheimer High Income Fund/VA SC	—	$—	$—	$—	16.23%	0.60%	1.80%	10.93%	12.04	%(b)
Van Eck Global Hard Asset	7	$40.64	$43.64	$310	0.60%	1.25%	1.80%	1.52%	2.09%
Invesco Van Kampen VI American Franchise	1,087	$5.20	$5.98	$6,077	0.00%	0.70%	1.80%	11.68%	12.93%
Invesco Van Kampen VI Comstock	2,131	$16.98	$19.53	$38,914	1.67%	0.70%	1.80%	17.08%	18.40%
Invesco Van Kampen VI Growth & Income	2,685	$14.79	$17.00	$42,678	1.47%	0.70%	1.80%	12.57%	13.83%
Invesco Van Kampen VI Mid-Cap Growth II	2,764	$5.97	$18.46	$33,382	0.00%	0.60%	1.80%	9.62%	10.96%
Invesco Van Kampen VI Equity and Income II	11,924	$10.56	$17.50	$178,328	1.87%	0.60%	1.80%	10.36%	11.71%
Invesco Van Kampen VI American Franchise II	478	$5.17	$17.91	$3,604	0.00%	0.60%	1.70%	11.47%	12.72%
Invesco Van Kampen VI Comstock II	11,269	$10.95	$19.05	$187,839	1.54%	0.60%	1.80%	16.78%	18.21%
Invesco Van Kampen VI Growth & Income II	30,129	$10.65	$16.59	$423,938	1.42%	0.60%	1.80%	12.29%	13.66%
Invesco Van Kampen VI American Value II	1,638	$10.99	$14.78	$19,958	0.99%	0.60%	1.75%	15.03%	16.37%
Invesco VI Balanced Risk Allocation II	2,710	$11.21	$13.43	$33,209	1.13%	0.60%	1.75%	8.70%	9.97%
Invesco VI Government Securities II	10,070	$10.29	$10.91	$109,216	2.96%	0.60%	1.80%	0.38%	1.60%
Invesco VI International Growth II	2,971	$9.86	$10.37	$30,583	1.88%	0.60%	1.75%	13.35%	14.56%
Invesco VI Global Real Estate II	288	$11.22	$11.29	$3,240	0.52%	0.90%	1.75%	10.27%	10.27	%(a)
Invesco VI Small Cap Equity II	347	$10.00	$10.05	$3,491	0.00%	0.90%	1.65%	1.85%	1.85	%(a)
UIF Global Real Estate II	911	$10.85	$20.70	$11,067	0.55%	0.60%	1.75%	27.67%	29.16%
Lord Abbett Growth & Income	9,154	$10.19	$15.39	$116,738	0.94%	0.60%	1.80%	10.07%	11.41%
Lord Abbett Bond Debenture	26,020	$10.84	$21.14	$419,231	6.46%	0.60%	1.80%	10.51%	11.86%
Lord Abbett Mid Cap Stock	5,491	$10.17	$17.98	$83,001	0.64%	0.60%	1.80%	12.48%	13.86%
Lord Abbett Growth Opportunities	1,527	$9.67	$18.89	$27,024	0.00%	0.60%	1.75%	12.10%	13.42%
Lord Abbett Calibrated Dividend Growth	2,726	$10.55	$18.81	$46,058	2.88%	0.60%	1.80%	10.43%	11.78%
Lord Abbett International Opportunities	2,688	$9.41	$18.13	$28,415	1.99%	0.60%	1.75%	18.27%	19.66%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Classic Stock	1,445	$10.26	$15.04	$16,718	1.36%	0.60%	1.75%	13.07%	14.40%
Lord Abbett Series Fundamental Equity VC	11,852	$9.98	$12.96	$138,428	0.72%	0.60%	1.75%	8.64%	9.92%
Fidelity Index 500 Portfolio SC2	3,870	$10.96	$17.40	$47,691	2.07%	0.60%	1.75%	13.61%	14.94%
Fidelity Growth Portfolio SC2	198	$11.12	$17.97	$2,576	0.35%	0.60%	1.65%	12.51%	13.71%
Fidelity Contrafund Portfolio SC2	13,169	$10.56	$17.59	$172,073	1.29%	0.60%	1.75%	14.11%	15.44%
Fidelity Mid Cap SC2	14,980	$9.97	$19.65	$194,319	0.53%	0.60%	1.75%	12.56%	13.87%
Fidelity Equity Income SC2	723	$10.44	$17.90	$9,705	2.81%	0.60%	1.65%	15.12%	16.35%
Fidelity Investment Grade Bonds SC2	10,376	$10.60	$14.47	$133,280	2.44%	0.60%	1.75%	3.75%	4.97%
Fidelity Freedom Fund - 2015 Maturity SC2	83	$11.14	$15.30	$1,005	1.69%	0.70%	1.65%	10.06%	11.12%
Fidelity Freedom Fund - 2020 Maturity SC2	134	$10.91	$16.09	$1,803	1.82%	0.60%	1.65%	11.20%	12.39%
Franklin Flex Cap Growth Securities	1,289	$9.93	$15.64	$15,148	0.00%	0.60%	1.75%	7.35%	8.61%
Franklin Income Securities	14,380	$10.66	$17.03	$193,499	6.33%	0.60%	1.75%	10.68%	11.98%
Franklin Rising Dividend Securities	20,911	$11.13	$17.69	$265,972	1.58%	0.60%	1.75%	10.00%	11.29%
Franklin Small-Mid Cap Growth Securities	1,496	$10.00	$18.07	$18,474	0.00%	0.60%	1.75%	8.91%	10.19%
Franklin Small Cap Value Securities CL 2	3,283	$11.24	$14.63	$44,387	0.78%	0.60%	1.75%	16.31%	17.68%
Franklin US Government Fund	37,852	$10.19	$12.80	$434,100	2.55%	0.60%	1.75%	0.10%	1.27%
Templeton Growth Securities	14,526	$9.67	$16.61	$157,762	2.08%	0.60%	1.75%	18.95%	20.34%
Templeton Foreign Securities	10,242	$9.84	$15.91	$120,286	3.01%	0.60%	1.75%	16.16%	17.52%
Templeton Global Bond Securities Fund II	16,099	$10.42	$17.13	$226,777	6.17%	0.60%	1.75%	13.05%	14.37%
Templeton Developing Markets Sec CL2	264	$9.88	$9.94	$2,614	0.19%	0.90%	1.75%	1.88%	1.88	%(a)
Mutual Shares Securities	48,673	$10.32	$16.18	$557,517	2.18%	0.60%	1.75%	12.24%	13.56%
American Asset Allocation Fund Class 2	4,798	$11.57	$16.03	$64,202	1.94%	0.60%	1.70%	14.21%	15.49%
Legg Mason ClearBridge Variable Mid Cap Core II	2,844	$10.51	$14.12	$35,819	0.88%	0.60%	1.75%	15.55%	16.90%
Legg Mason ClearBridge Variable Small Cap Growth II	350	$11.12	$15.55	$4,773	0.14%	0.70%	1.75%	16.88%	18.13%
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	687	$10.09	$10.12	$6,939	3.90%	1.30%	1.75%	1.11%	1.42	%(a)(c)
PIMCO VIT Long-Term US Government Advisor	981	$10.95	$14.27	$12,558	2.05%	0.60%	1.75%	2.50%	3.70%
PIMCO VIT Low Duration Advisor	6,399	$10.22	$11.14	$68,572	1.79%	0.60%	1.75%	3.89%	5.11%
PIMCO VIT Real Return Advisor	20,704	$10.92	$13.03	$249,987	0.93%	0.60%	1.75%	6.74%	7.99%
PIMCO VIT Short-Term Advisor	4,719	$9.95	$10.36	$47,725	0.77%	0.60%	1.75%	0.88%	2.06%
PIMCO VIT Total Return Advisor	60,040	$10.68	$12.04	$692,430	2.47%	0.60%	1.75%	7.57%	8.83%
PIMCO VIT All Asset Advisor	411	$10.68	$10.75	$4,400	7.58%	0.90%	1.75%	6.53%	6.53	%(a)
Royce Capital Fund Micro-Cap SC	1,920	$8.99	$12.74	$21,618	0.00%	0.70%	1.75%	5.57%	6.70%
Royce Capital Fund Small-Cap SC	11,286	$10.34	$13.18	$134,250	0.04%	0.60%	1.75%	10.25%	11.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2012

(b)  Closed October 26, 2012

(c)  Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	4,851	$10.49	$20.30	$71,380	1.13%	0.60%	1.80%	–8.72%	–7.61%
Goldman Sachs Strategic International Equity	4,086	$8.74	$14.73	$45,166	3.15%	0.60%	1.80%	–16.57%	–15.56%
Goldman Sachs Structured US Equity	1,831	$9.72	$25.77	$37,339	1.61%	0.60%	1.80%	2.18%	3.42%
Goldman Sachs Structured Small Cap Equity	1,524	$11.22	$27.90	$35,850	0.75%	0.60%	1.80%	–1.13%	0.07%
Goldman Sachs Strategic Growth	2,989	$9.74	$22.19	$42,343	0.42%	0.60%	1.80%	–4.36%	–3.20%
Goldman Sachs Mid Cap Value	748	$14.88	$16.28	$11,673	0.71%	0.60%	1.80%	–8.06%	–6.94%
Goldman Sachs Strategic Growth SC	6,533	$9.40	$14.49	$72,429	0.29%	0.70%	1.75%	–4.51%	–3.54%
Goldman Sachs Large Cap Value Fund SC	14,330	$7.96	$13.03	$128,115	1.30%	0.70%	1.75%	–8.84%	–7.91%
Goldman Sachs Strategic International Equity SC	6,613	$6.94	$12.53	$49,408	3.26%	0.70%	1.75%	–16.56%	–15.76%
Goldman Sachs Structured Small Cap Equity SC	1,906	$11.37	$17.74	$22,611	0.54%	0.70%	1.65%	–1.24%	–0.29%
Goldman Sachs Structured US Equity SC	61	$9.20	$14.86	$786	1.50%	0.70%	1.65%	2.19%	3.17%
Goldman Sachs VIT Growth Opportunities SC	4,755	$9.41	$12.34	$55,346	0.00%	0.60%	1.70%	–5.60%	–4.54%
Goldman Sachs Mid Cap Value SC	4,180	$9.05	$10.30	$42,503	0.90%	0.70%	1.75%	–8.18%	–7.25%
Calvert VP SRI Balanced	136	$11.72	$14.80	$1,948	1.17%	0.70%	1.80%	2.69%	3.84%
MFS Growth Series IC	317	$10.23	$16.59	$4,957	0.19%	0.70%	1.80%	–2.11%	–1.02%
MFS Research IC	530	$11.05	$14.77	$7,498	0.85%	0.70%	1.80%	–2.24%	–1.15%
MFS Investors Trust IC	683	$10.36	$13.86	$8,958	0.90%	0.70%	1.80%	–3.94%	–2.86%
MFS Total Return IC	2,112	$15.57	$18.92	$37,517	2.53%	0.70%	1.80%	–0.05%	1.06%
MFS New Discovery IC	132	$17.94	$23.59	$2,938	0.00%	0.70%	1.80%	–11.88%	–10.89%
MFS Utilities IC	232	$23.57	$25.94	$5,840	3.20%	0.70%	1.80%	4.87%	6.04%
MFS Investors Growth Stock IC	379	$6.54	$7.44	$2,612	0.54%	0.70%	1.80%	–1.23%	–0.12%
MFS Growth Series SC	1,117	$9.43	$16.24	$15,716	0.02%	0.60%	1.80%	–2.34%	–1.15%
MFS Research SC	252	$9.49	$14.93	$3,279	0.66%	0.60%	1.75%	–2.37%	–1.28%
MFS Investors Trust SC	2,944	$9.30	$13.88	$36,771	0.84%	0.60%	1.80%	–4.17%	–3.00%
MFS Total Return SC	5,387	$9.78	$18.51	$80,275	2.40%	0.60%	1.80%	–0.24%	0.98%
MFS New Discovery SC	3,072	$8.39	$23.08	$59,039	0.00%	0.60%	1.80%	–12.10%	–11.03%
MFS Utilities SC	1,662	$9.62	$25.37	$34,035	3.16%	0.60%	1.80%	4.60%	5.87%
MFS Investors Growth Stock SC	7,725	$6.40	$14.96	$58,494	0.26%	0.60%	1.80%	–1.43%	–0.23%
MFS VIT Research Bond SC	24,788	$10.10	$11.33	$275,699	2.88%	0.60%	1.75%	4.68%	5.84%
MFS VIT Value SC	14,747	$9.59	$11.43	$162,861	1.41%	0.60%	1.75%	–2.15%	–1.06%
Oppenheimer Money Fund/VA	57,856	$0.97	$11.22	$75,329	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	221	$9.35	$13.42	$2,878	0.00%	0.70%	1.80%	–0.72%	0.39%
Oppenheimer Capital Appreciation Fund/VA	675	$10.98	$16.23	$10,037	0.38%	0.70%	1.80%	–2.92%	–1.84%
Oppenheimer Main Street Fund/VA	974	$10.25	$13.55	$12,467	0.88%	0.70%	1.80%	–1.81%	–0.71%
Oppenheimer Global Strategic Income Fund/VA	1,198	$18.16	$20.11	$22,886	3.43%	0.70%	1.80%	–0.95%	0.15%
Oppenheimer Global Securites Fund/VA	546	$18.62	$23.60	$11,939	1.29%	0.70%	1.80%	–9.94%	–8.93%
Oppenheimer High Income Fund/VA	339	$3.77	$4.03	$1,338	9.28%	0.70%	1.80%	–4.09%	–3.02%
Oppenheimer Small & Mid Cap Fund/VA SC	79	$8.90	$16.56	$951	0.00%	0.60%	1.80%	–0.97%	0.23%
Oppenheimer Capital Appreciation Fund/VA SC	2,762	$9.37	$15.90	$32,178	0.11%	0.60%	1.80%	–3.14%	–1.96%
Oppenheimer Main Street Fund/VA SC	721	$9.75	$14.78	$9,079	0.52%	0.60%	1.80%	–2.10%	–0.91%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	14,618	$9.48	$19.68	$244,206	2.44%	0.60%	1.80%	–1.16%	0.05%
Oppenheimer Global Securites Fund/VA SC	11,057	$8.73	$23.13	$205,559	0.82%	0.60%	1.80%	–10.17%	–9.07%
Oppenheimer High Income Fund/VA SC	369	$3.21	$14.57	$1,555	9.93%	0.60%	1.80%	–4.30%	–3.14%
Van Eck Global Hard Asset	7	$40.03	$42.74	$304	1.24%	1.25%	1.80%	–17.95%	–17.49%
Invesco Van Kampen VI Capital Growth	1,327	$4.65	$5.29	$6,599	0.00%	0.70%	1.80%	–7.86%	–6.83%
Invesco Van Kampen VI Comstock	2,679	$14.50	$16.49	$41,576	1.68%	0.70%	1.80%	–3.60%	–2.53%
Invesco Van Kampen VI Growth & Income	3,264	$13.14	$14.94	$45,833	1.20%	0.70%	1.80%	–3.77%	–2.69%
Invesco Van Kampen VI Mid-Cap Growth II	2,587	$5.45	$16.67	$28,681	0.00%	0.60%	1.80%	–10.99%	–9.90%
Invesco Van Kampen VI Equity and Income II	9,741	$9.56	$15.68	$141,743	1.71%	0.60%	1.80%	–3.07%	–1.89%
Invesco Van Kampen VI Government II	—	$—	$—	$—	13.06%	0.60%	1.80%	0.46%	0.86	%(b)
Invesco Van Kampen VI Capital Growth II	579	$4.56	$15.92	$3,856	0.00%	0.60%	1.80%	–8.07%	–6.95%
Invesco Van Kampen VI Comstock II	10,576	$9.37	$16.14	$156,807	1.27%	0.60%	1.80%	–3.86%	–2.69%
Invesco Van Kampen VI Growth & Income II	19,913	$9.48	$14.61	$272,251	1.19%	0.60%	1.80%	–4.01%	–2.85%
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	$—	$—	$—	1.41%	0.60%	1.70%	3.01%	3.38	%(b)
Invesco Van Kampen VI International Growth Equity II	—	$—	$—	$—	10.41%	0.60%	1.65%	8.88%	9.26	%(b)
Invesco Van Kampen VI Mid Cap Value II	177	$9.56	$12.70	$2,171	0.72%	0.60%	1.75%	–0.83%	0.22%
Invesco VI Balanced Risk Allocation II	542	$10.31	$12.21	$6,410	0.00%	0.60%	1.75%	5.58%	6.36	%(a)
Invesco VI Government Securities II	10,539	$10.16	$10.73	$112,899	0.00%	0.60%	1.80%	5.35%	6.20	%(a)
Invesco VI International Growth II	613	$8.70	$8.77	$5,353	0.00%	0.60%	1.65%	–16.04%	–15.44	%(a)
UIF Global Real Estate II	751	$8.50	$16.06	$7,311	3.29%	0.60%	1.75%	–11.68%	–10.69%
Lord Abbett Growth & Income	10,172	$9.25	$13.84	$117,661	0.72%	0.60%	1.80%	–7.77%	–6.64%
Lord Abbett Bond Debenture	17,605	$9.80	$18.92	$291,184	6.48%	0.60%	1.80%	2.51%	3.76%
Lord Abbett Mid Cap Value	6,435	$9.04	$15.82	$86,373	0.20%	0.60%	1.80%	–5.73%	–4.59%
Lord Abbett Growth Opportunities	1,614	$8.65	$16.67	$25,880	0.00%	0.60%	1.70%	–11.57%	–10.59%
Lord Abbett Capital Structure	3,127	$9.54	$16.84	$48,403	2.64%	0.60%	1.80%	–1.60%	–0.40%
Lord Abbett International Opportunities	2,783	$7.95	$15.18	$24,685	0.98%	0.60%	1.75%	–17.11%	–16.22%
Lord Abbett Classic Stock	910	$9.07	$13.18	$9,655	0.81%	0.60%	1.65%	–9.66%	–8.70%
Lord Abbett Series Fundamental Equity VC	6,277	$9.18	$11.79	$71,068	0.29%	0.60%	1.75%	–6.11%	–5.06%
Fidelity Index 500 Portfolio SC2	3,075	$9.65	$15.17	$34,615	1.92%	0.60%	1.75%	0.06%	1.18%
Fidelity Growth Portfolio SC2	239	$9.88	$15.83	$2,727	0.12%	0.60%	1.65%	–1.68%	–0.63%
Fidelity Contrafund Portfolio SC2	9,977	$9.26	$15.26	$119,890	0.88%	0.60%	1.75%	–4.43%	–3.37%
Fidelity Mid Cap SC2	6,959	$8.86	$17.33	$93,489	0.03%	0.60%	1.75%	–12.36%	–11.39%
Fidelity Equity Income SC2	848	$9.07	$15.41	$9,782	2.29%	0.60%	1.65%	–1.00%	0.05%
Fidelity Investment Grade Bonds SC2	7,383	$10.13	$13.85	$95,617	3.39%	0.60%	1.75%	5.22%	6.40%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.12	$13.79	$996	1.84%	0.70%	1.65%	–2.15%	–1.21%
Fidelity Freedom Fund - 2020 Maturity SC2	139	$9.81	$14.34	$1,670	1.95%	0.60%	1.65%	–2.87%	–1.83%
Franklin Flex Cap Growth Securities	1,022	$9.25	$14.43	$11,462	0.00%	0.60%	1.75%	–6.42%	–5.37%
Franklin Income Securities	11,892	$9.64	$15.24	$150,680	5.65%	0.60%	1.75%	0.65%	1.77%
Franklin Rising Dividend Securities	15,496	$10.12	$15.93	$185,418	1.50%	0.60%	1.75%	4.20%	5.36%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small-Mid Cap Growth Securities	1,210	$9.19	$16.43	$14,220	0.00%	0.60%	1.75%	–6.44%	–5.40%
Franklin Small Cap Value Securities CL 2	2,636	$9.66	$12.43	$31,288	0.67%	0.60%	1.75%	–5.39%	–4.34%
Franklin US Government Fund	22,659	$10.10	$12.64	$270,669	3.14%	0.60%	1.75%	3.89%	5.05%
Templeton Growth Securities	12,715	$8.12	$13.83	$115,070	1.30%	0.60%	1.75%	–8.55%	–7.53%
Templeton Foreign Securities	9,254	$8.47	$13.56	$93,795	1.70%	0.60%	1.75%	–12.15%	–11.17%
Templeton Global Bond Securities Fund II	9,357	$9.21	$14.97	$130,435	5.43%	0.60%	1.75%	–2.55%	–1.46%
Mutual Shares Securities	37,146	$9.18	$14.27	$380,902	2.58%	0.60%	1.75%	–2.72%	–1.63%
American Asset Allocation Fund Class 2	4,795	$10.04	$13.91	$56,603	2.03%	0.60%	1.70%	–0.42%	0.69%
Legg Mason ClearBridge Variable Mid Cap Core II	1,524	$9.10	$12.08	$17,750	0.00%	0.60%	1.75%	–5.77%	–4.72%
Legg Mason ClearBridge Variable Small Cap Growth II	169	$9.53	$13.17	$2,110	0.00%	0.70%	1.65%	–0.65%	0.30%
PIMCO VIT Long-Term US Government Advisor	547	$10.59	$13.79	$7,144	2.54%	0.60%	1.75%	25.55%	26.94%
PIMCO VIT Low Duration Advisor	3,962	$9.84	$10.60	$41,152	1.56%	0.60%	1.75%	–0.70%	0.40%
PIMCO VIT Real Return Advisor	11,142	$10.15	$12.07	$131,420	1.86%	0.60%	1.75%	9.67%	10.89%
PIMCO VIT Short-Term Advisor	2,725	$9.86	$10.15	$27,210	0.85%	0.60%	1.75%	–1.29%	–0.19%
PIMCO VIT Total Return Advisor	39,540	$9.93	$11.06	$429,278	2.55%	0.60%	1.75%	1.75%	2.88%
Royce Capital Fund Micro-Cap SC	1,124	$8.52	$11.96	$12,807	3.55%	0.60%	1.75%	–13.74%	–12.78%
Royce Capital Fund Small-Cap SC	6,047	$9.38	$11.81	$68,884	0.42%	0.60%	1.75%	–5.19%	–4.13%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 2, 2011

(b)  Closed April 29, 2011

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	5,955	$11.41	$22.11	$95,354	0.77%	0.60%	1.80%	9.20%	10.53%
Goldman Sachs Strategic International Equity	4,726	$10.40	$17.56	$62,541	1.48%	0.60%	1.80%	8.38%	9.70%
Goldman Sachs Structured US Equity	2,229	$9.44	$25.08	$44,113	1.41%	0.60%	1.80%	10.82%	12.17%
Goldman Sachs Structured Small Cap Equity	1,918	$11.33	$28.06	$45,185	0.53%	0.60%	1.80%	27.78%	29.34%
Goldman Sachs Strategic Growth	3,559	$10.11	$23.07	$52,655	0.41%	0.60%	1.80%	8.75%	10.07%
Goldman Sachs Mid Cap Value	916	$16.18	$17.51	$15,415	0.66%	0.60%	1.80%	22.76%	24.25%
Goldman Sachs Strategic Growth SC	2,907	$10.03	$15.04	$34,837	0.35%	0.70%	1.70%	8.68%	9.72%
Goldman Sachs Large Cap Value Fund SC	9,323	$8.72	$14.17	$88,482	0.76%	0.70%	1.70%	9.06%	10.11%
Goldman Sachs Strategic International Equity SC	6,375	$8.30	$14.89	$56,109	1.35%	0.70%	1.65%	8.27%	9.32%
Goldman Sachs Structured Small Cap Equity SC	2,223	$11.51	$17.81	$26,462	0.32%	0.70%	1.65%	27.73%	28.96%
Goldman Sachs Structured US Equity SC	66	$9.00	$14.42	$827	1.38%	0.70%	1.65%	10.75%	11.81%
Goldman Sachs VIT Growth Opportunities SC	1,404	$11.01	$12.93	$17,346	0.00%	0.60%	1.70%	17.40%	18.65%
Goldman Sachs Mid Cap Value SC	1,068	$11.02	$11.11	$11,820	1.13%	0.70%	1.70%	7.45%	8.14	%(a)
Calvert VP SRI Balanced	175	$11.34	$14.33	$2,435	1.37%	0.70%	1.80%	9.58%	10.81%
MFS Growth Series IC	360	$10.37	$16.85	$5,745	0.12%	0.70%	1.80%	13.27%	14.53%
MFS Research IC	609	$11.22	$15.03	$8,787	0.95%	0.70%	1.80%	13.82%	15.09%
MFS Investors Trust IC	871	$10.70	$14.34	$11,833	1.22%	0.70%	1.80%	9.10%	10.32%
MFS Total Return IC	2,602	$15.47	$18.82	$46,005	2.82%	0.70%	1.80%	7.95%	9.16%
MFS New Discovery IC	145	$20.22	$26.62	$3,647	0.00%	0.70%	1.80%	33.89%	35.38%
MFS Utilities IC	268	$22.32	$24.59	$6,398	3.36%	0.70%	1.80%	11.76%	13.01%
MFS Investors Growth Stock IC	451	$6.63	$7.45	$3,124	0.48%	0.70%	1.80%	10.45%	11.69%
MFS Growth Series SC	448	$10.18	$16.54	$6,377	0.00%	0.60%	1.80%	12.96%	14.33%
MFS Research SC	205	$11.01	$15.16	$2,721	0.63%	0.60%	1.80%	13.57%	14.95%
MFS Investors Trust SC	1,345	$10.51	$14.33	$17,655	0.72%	0.60%	1.80%	8.89%	10.22%
MFS Total Return SC	5,583	$12.13	$18.45	$81,959	2.52%	0.60%	1.80%	7.66%	8.98%
MFS New Discovery SC	1,964	$15.65	$26.11	$41,808	0.00%	0.60%	1.80%	33.50%	35.13%
MFS Utilities SC	1,190	$15.08	$24.12	$23,103	2.77%	0.60%	1.80%	11.47%	12.83%
MFS Investors Growth Stock SC	8,583	$6.50	$15.02	$65,193	0.28%	0.60%	1.80%	10.14%	11.48%
MFS VIT Research Bond SC	10,863	$10.34	$10.70	$115,145	1.62%	0.60%	1.70%	5.44%	6.56%
MFS VIT Value SC	6,297	$10.42	$11.55	$71,364	0.69%	0.60%	1.70%	9.38%	10.55%
Oppenheimer Money Fund/VA	32,570	$0.98	$11.28	$48,336	0.03%	0.60%	1.80%	–1.77%	–0.57%
Oppenheimer Small & Mid Cap Fund/VA	258	$9.33	$13.44	$3,367	0.00%	0.70%	1.80%	25.18%	26.57%
Oppenheimer Capital Appreciation Fund/VA	825	$11.24	$16.63	$12,572	0.19%	0.70%	1.80%	7.45%	8.65%
Oppenheimer Main Street Fund/VA	1,195	$10.37	$13.72	$15,501	1.15%	0.70%	1.80%	14.02%	15.30%
Oppenheimer Global Strategic Income Fund/VA	1,556	$18.34	$20.08	$29,884	8.72%	0.70%	1.80%	12.90%	14.16%
Oppenheimer Global Securites Fund/VA	635	$20.53	$26.06	$15,359	1.48%	0.70%	1.80%	13.88%	15.15%
Oppenheimer High Income Fund/VA	413	$3.94	$4.18	$1,692	6.61%	0.70%	1.80%	12.75%	14.01%
Oppenheimer Small & Mid Cap Fund/VA SC	92	$8.92	$16.55	$1,098	0.00%	0.60%	1.80%	24.88%	26.40%
Oppenheimer Capital Appreciation Fund/VA SC	2,976	$10.83	$16.32	$35,135	0.00%	0.60%	1.80%	7.18%	8.49%
Oppenheimer Main Street Fund/VA SC	567	$10.23	$14.95	$7,180	0.82%	0.60%	1.80%	13.75%	15.13%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	10,112	$12.33	$19.69	$168,404	7.14%	0.60%	1.80%	12.71%	14.08%
Oppenheimer Global Securites Fund/VA SC	6,064	$15.02	$25.61	$115,021	0.76%	0.60%	1.80%	13.63%	15.01%
Oppenheimer High Income Fund/VA SC	519	$3.35	$15.08	$2,207	6.13%	0.60%	1.80%	12.39%	13.76%
Van Eck Global Hard Asset	8	$48.79	$51.80	$413	0.40%	1.25%	1.80%	26.91%	27.62%
Invesco Van Kampen VI Capital Growth	1,649	$5.05	$5.68	$8,845	0.00%	0.70%	1.80%	17.69%	19.01%
Invesco Van Kampen VI Comstock	3,296	$15.05	$16.92	$52,709	0.14%	0.70%	1.80%	13.89%	15.17%
Invesco Van Kampen VI Growth & Income	3,985	$13.65	$15.35	$57,789	0.11%	0.70%	1.80%	10.49%	11.73%
Invesco Van Kampen VI Mid-Cap Growth II	2,525	$6.12	$18.54	$32,256	0.00%	0.60%	1.80%	24.99%	26.51%
Invesco Van Kampen VI Equity and Income II	8,390	$13.02	$16.00	$126,004	1.95%	0.60%	1.80%	10.02%	11.36%
Invesco Van Kampen VI Government II	10,283	$10.33	$12.36	$121,331	0.20%	0.60%	1.80%	3.00%	4.26%
Invesco Van Kampen VI Capital Growth II	712	$4.96	$17.14	$4,957	0.00%	0.60%	1.80%	17.42%	18.85%
Invesco Van Kampen VI Comstock II	8,739	$12.20	$16.60	$132,160	0.12%	0.60%	1.80%	13.62%	15.00%
Invesco Van Kampen VI Growth & Income II	12,090	$12.72	$15.05	$173,470	0.08%	0.60%	1.80%	10.18%	11.52%
Invesco Van Kampen VI Global Tactical Asset Alloc II	265	$10.61	$11.11	$2,909	0.07%	0.60%	1.70%	7.52%	8.67%
Invesco Van Kampen VI International Growth Equity II	524	$8.11	$15.71	$6,235	1.45%	0.60%	1.65%	8.09%	9.24%
Invesco Van Kampen VI Mid Cap Value II	56	$10.88	$12.66	$708	0.59%	0.70%	1.65%	20.17%	21.33%
UIF Global Real Estate II	322	$9.70	$18.02	$3,662	9.30%	0.60%	1.65%	20.30%	21.58%
Lord Abbett Growth & Income	10,732	$11.47	$14.85	$133,652	0.57%	0.60%	1.80%	15.30%	16.71%
Lord Abbett Bond Debenture	13,248	$13.79	$18.25	$212,055	6.91%	0.60%	1.80%	10.30%	11.64%
Lord Abbett Mid Cap Value	7,525	$13.20	$16.61	$106,259	0.39%	0.60%	1.80%	23.18%	24.68%
Lord Abbett Growth Opportunities	1,759	$15.30	$18.66	$31,709	0.00%	0.60%	1.70%	20.84%	22.19%
Lord Abbett Capital Structure	3,552	$13.74	$16.93	$55,469	2.80%	0.60%	1.80%	12.71%	14.08%
Lord Abbett International Opportunities	2,681	$9.59	$18.15	$28,689	0.85%	0.60%	1.65%	19.23%	20.49%
Lord Abbett Classic Stock	700	$10.04	$14.46	$8,372	0.52%	0.60%	1.65%	12.24%	13.43%
Lord Abbett Series Fundamental Equity VC	2,432	$10.84	$12.42	$29,582	0.62%	0.60%	1.70%	17.07%	18.31%
Fidelity Index 500 Portfolio SC2	2,659	$9.86	$15.02	$29,411	1.87%	0.60%	1.70%	12.84%	14.04%
Fidelity Growth Portfolio SC2	264	$10.05	$15.96	$3,060	0.03%	0.60%	1.65%	21.82%	23.12%
Fidelity Contrafund Portfolio SC2	8,209	$10.43	$15.83	$100,516	1.13%	0.60%	1.70%	15.00%	16.23%
Fidelity Mid Cap SC2	3,915	$11.60	$19.65	$59,281	0.16%	0.60%	1.70%	26.45%	27.80%
Fidelity Equity Income SC2	897	$9.16	$15.44	$10,375	1.62%	0.60%	1.65%	13.03%	14.23%
Fidelity Investment Grade Bonds SC2	5,791	$10.38	$13.07	$71,030	3.78%	0.60%	1.70%	5.78%	6.90%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.34	$13.97	$1,019	2.08%	0.70%	1.65%	10.93%	12.00%
Fidelity Freedom Fund - 2020 Maturity SC2	144	$10.10	$14.64	$1,755	2.11%	0.60%	1.65%	12.45%	13.64%
Franklin Flex Cap Growth Securities	667	$10.64	$15.28	$8,296	0.00%	0.60%	1.65%	14.28%	15.50%
Franklin Income Securities	10,473	$10.69	$15.00	$131,216	6.61%	0.60%	1.70%	10.82%	12.00%
Franklin Rising Dividend Securities	11,557	$10.28	$15.15	$134,159	1.57%	0.60%	1.70%	18.66%	19.92%
Franklin Small-Mid Cap Growth Securities	889	$10.87	$17.41	$11,368	0.00%	0.60%	1.70%	25.52%	26.86%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small Cap Value Securities CL 2	1,049	$11.16	$12.99	$13,258	0.58%	0.60%	1.70%	26.11%	27.45%
Franklin US Government Fund	14,678	$10.25	$12.03	$166,068	3.10%	0.60%	1.70%	3.55%	4.65%
Templeton Growth Securities	7,507	$8.87	$14.98	$77,256	1.30%	0.60%	1.70%	5.63%	6.75%
Templeton Foreign Securities	6,895	$10.56	$15.30	$79,883	1.86%	0.60%	1.70%	6.62%	7.76%
Templeton Global Bond Securities Fund II	5,210	$10.45	$15.20	$74,467	1.35%	0.60%	1.70%	12.26%	13.46%
Mutual Shares Securities	21,814	$9.43	$14.54	$238,074	1.75%	0.60%	1.70%	9.36%	10.53%
American Asset Allocation Fund Class 2	3,823	$10.17	$13.84	$46,593	2.32%	0.60%	1.70%	10.99%	11.83%
Legg Mason ClearBridge Variable Mid Cap Core II	569	$11.24	$12.68	$7,107	0.00%	0.60%	1.70%	20.05%	21.33%
Legg Mason ClearBridge Variable Small Cap Growth II	69	$11.52	$13.13	$886	0.00%	0.70%	1.65%	22.68%	23.86%
PIMCO VIT Long-Term US Government Advisor	255	$10.31	$10.89	$2,652	3.32%	0.60%	1.65%	9.66%	10.83%
PIMCO VIT Low Duration Advisor	1,665	$10.18	$10.55	$17,384	1.64%	0.60%	1.70%	3.45%	4.55%
PIMCO VIT Real Return Advisor	4,217	$10.48	$10.88	$45,415	1.23%	0.60%	1.70%	6.22%	7.35%
PIMCO VIT Short-Term Advisor	1,351	$9.99	$10.17	$13,615	0.78%	0.60%	1.70%	0.33%	1.40%
PIMCO VIT Total Return Advisor	17,262	$10.40	$10.75	$183,821	2.32%	0.60%	1.70%	6.22%	7.35%
Royce Capital Fund Micro-Cap SC	379	$11.84	$13.72	$5,087	3.38%	0.60%	1.70%	27.76%	29.12%
Royce Capital Fund Small-Cap SC	2,343	$10.97	$12.32	$28,364	0.23%	0.60%	1.70%	18.28%	19.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 3, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	7,050	$10.38	$20.14	$102,665	1.70%	0.60%	1.80%	16.19%	17.61%
Goldman Sachs Strategic International Equity	5,461	$9.53	$16.11	$66,642	1.80%	0.60%	1.80%	26.37%	27.92%
Goldman Sachs Structured US Equity	2,664	$8.46	$22.51	$47,291	1.93%	0.60%	1.80%	18.97%	20.42%
Goldman Sachs Structured Small Cap Equity	2,335	$8.86	$21.84	$42,564	1.15%	0.60%	1.80%	25.38%	26.91%
Goldman Sachs Strategic Growth	4,222	$9.23	$21.10	$57,200	0.44%	0.60%	1.80%	45.09%	46.86%
Goldman Sachs Mid Cap Value	1,113	$13.16	$14.10	$15,140	1.78%	0.60%	1.80%	30.76%	32.35%
Goldman Sachs Strategic Growth SC	780	$9.22	$13.72	$8,455	0.35%	0.70%	1.65%	45.07%	46.47%
Goldman Sachs Large Cap Value Fund SC	7,182	$7.99	$12.88	$59,900	2.26%	0.70%	1.65%	15.93%	17.04%
Goldman Sachs Strategic International Equity SC	6,034	$7.66	$13.63	$47,605	2.10%	0.70%	1.65%	26.25%	27.47%
Goldman Sachs Structured Small Cap Equity SC	2,494	$9.00	$13.83	$23,015	1.32%	0.70%	1.65%	25.17%	26.37%
Goldman Sachs Structured US Equity SC	54	$8.12	$12.91	$610	4.36%	0.70%	1.65%	18.90%	20.05%
Goldman Sachs VIT Growth Opportunities SC	15	$10.87	$10.89	$160	0.00%	0.70%	1.65%	10.97%	11.14	%(a)
Calvert VP SRI Balanced	197	$10.27	$13.01	$2,500	2.09%	0.70%	1.80%	23.60%	24.98%
MFS Growth Series IC	445	$9.09	$14.79	$6,223	0.33%	0.70%	1.80%	35.20%	36.71%
MFS Research IC	771	$9.79	$13.13	$9,740	1.54%	0.70%	1.80%	28.20%	29.63%
MFS Investors Trust IC	1,081	$9.74	$13.07	$13,402	1.75%	0.70%	1.80%	24.62%	26.01%
MFS Total Return IC	3,124	$14.23	$17.34	$50,952	3.96%	0.70%	1.80%	15.91%	17.20%
MFS New Discovery IC	166	$15.00	$19.78	$3,135	0.00%	0.70%	1.80%	60.25%	62.04%
MFS Utilities IC	352	$19.83	$21.88	$7,500	5.24%	0.70%	1.80%	30.82%	32.29%
MFS Investors Growth Stock IC	608	$6.00	$6.67	$3,807	0.74%	0.70%	1.80%	37.05%	38.58%
MFS Growth Series SC	361	$8.95	$14.56	$4,399	0.02%	0.60%	1.80%	34.86%	36.50%
MFS Research SC	146	$9.63	$13.21	$1,692	1.12%	0.60%	1.80%	27.86%	29.42%
MFS Investors Trust SC	401	$9.58	$13.03	$4,690	1.04%	0.60%	1.80%	24.28%	25.80%
MFS Total Return SC	5,167	$11.25	$17.05	$70,091	3.11%	0.60%	1.80%	15.61%	17.02%
MFS New Discovery SC	1,226	$12.22	$19.45	$18,647	0.00%	0.60%	1.80%	59.99%	61.95%
MFS Utilities SC	703	$13.44	$21.52	$12,561	4.02%	0.60%	1.80%	30.48%	32.07%
MFS Investors Growth Stock SC	8,802	$5.90	$13.50	$59,428	0.39%	0.60%	1.80%	36.60%	38.26%
MFS VIT Research Bond SC	512	$10.02	$10.04	$5,135	0.00%	0.60%	1.65%	0.15%	0.32	%(a)
MFS VIT Value SC	313	$10.43	$10.45	$3,269	0.00%	0.60%	1.65%	6.09%	6.27	%(a)
Oppenheimer Money Fund/VA	26,031	$0.99	$11.35	$39,701	0.39%	0.60%	1.80%	–1.48%	–0.28%
Oppenheimer Small & Mid Cap Fund/VA	307	$7.38	$10.68	$3,184	0.00%	0.70%	1.80%	30.22%	31.68%
Oppenheimer Capital Appreciation Fund/VA	1,023	$10.38	$15.39	$14,414	0.34%	0.70%	1.80%	41.92%	43.51%
Oppenheimer Main Street Fund/VA	1,463	$9.03	$11.96	$16,591	2.03%	0.70%	1.80%	25.98%	27.39%
Oppenheimer Global Strategic Income Fund/VA	1,886	$16.24	$17.59	$31,922	0.55%	0.70%	1.80%	16.69%	18.00%
Oppenheimer Global Securites Fund/VA	745	$17.90	$22.76	$15,790	2.41%	0.70%	1.80%	37.26%	38.79%
Oppenheimer High Income Fund/VA	501	$3.49	$3.69	$1,809	0.00%	0.70%	1.80%	23.07%	24.44%
Oppenheimer Small & Mid Cap Fund/VA SC	108	$7.09	$13.12	$1,009	0.00%	0.60%	1.80%	29.88%	31.47%
Oppenheimer Capital Appreciation Fund/VA SC	3,074	$10.09	$15.14	$33,237	0.00%	0.60%	1.80%	41.56%	43.29%
Oppenheimer Main Street Fund/VA SC	490	$8.93	$13.01	$5,321	1.44%	0.60%	1.80%	25.69%	27.23%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	6,748	$10.86	$17.28	$103,033	0.18%	0.60%	1.80%	16.28%	17.70%
Oppenheimer Global Securites Fund/VA SC	2,125	$13.13	$22.41	$33,272	1.82%	0.60%	1.80%	36.85%	38.52%
Oppenheimer High Income Fund/VA SC	669	$2.97	$13.28	$2,444	0.00%	0.60%	1.80%	23.69%	25.20%
Van Eck Global Hard Asset	13	$38.44	$40.59	$493	0.24%	1.25%	1.80%	54.70%	55.57%
Van Eck VIP Real Estate	—	$—	$—	$—	0.00%	0.70%	1.80%	40.81%	42.38	%(b)
Invesco Van Kampen VI Capital Growth	2,047	$4.29	$4.77	$9,270	0.11%	0.70%	1.80%	63.09%	64.91%
Invesco Van Kampen VI Comstock	4,098	$13.21	$14.69	$57,187	4.87%	0.70%	1.80%	26.47%	27.88%
Invesco Van Kampen VI Growth & Income	4,887	$12.36	$13.74	$63,791	4.16%	0.70%	1.80%	22.13%	23.50%
Invesco Van Kampen VI Mid-Cap Growth II	981	$4.89	$14.68	$8,186	0.00%	0.60%	1.80%	53.56%	55.44%
Invesco Van Kampen VI Equity and Income II	7,483	$11.76	$14.38	$102,699	2.80%	0.60%	1.80%	20.29%	21.75%
Invesco Van Kampen VI Government II	10,640	$9.99	$11.85	$121,179	6.06%	0.60%	1.80%	–0.95%	0.26%
Invesco Van Kampen VI Capital Growth II	837	$4.22	$14.45	$4,993	0.00%	0.60%	1.80%	62.67%	64.65%
Invesco Van Kampen VI Comstock II	7,520	$10.66	$14.45	$97,953	4.32%	0.60%	1.80%	26.10%	27.64%
Invesco Van Kampen VI Growth & Income II	6,303	$11.47	$13.51	$81,924	3.61%	0.60%	1.80%	21.88%	23.37%
Invesco Van Kampen VI Global Tactical Asset Alloc II	6	$10.20	$10.22	$59	2.84%	0.80%	1.65%	3.26%	3.36	%(a)
Invesco Van Kampen VI International Growth Equity II	486	$7.51	$14.41	$5,061	0.58%	0.60%	1.65%	34.29%	35.72%
Invesco Van Kampen VI Mid Cap Value II	—	$10.41	$10.43	$4	0.00%	0.80%	1.65%	7.18%	7.18	%(a)(c)
Van Kampen Enterprise	—	$—	$—	$—	3.83%	0.70%	1.80%	1.28%	2.41	%(b)
Van Kampen Enterprise II	—	$—	$—	$—	2.54%	0.60%	1.80%	1.14%	2.37	%(b)
UIF Global Real Estate II	118	$8.06	$14.85	$1,135	0.01%	0.70%	1.65%	39.09%	40.43%
Lord Abbett Growth & Income	10,957	$9.94	$12.75	$115,999	1.02%	0.60%	1.80%	16.76%	18.19%
Lord Abbett Bond Debenture	9,841	$12.45	$16.37	$145,488	7.64%	0.60%	1.80%	31.90%	33.50%
Lord Abbett Mid Cap Value	8,794	$10.68	$13.35	$99,744	0.51%	0.60%	1.80%	24.34%	25.86%
Lord Abbett Growth Opportunities	1,909	$12.66	$15.29	$28,263	0.00%	0.60%	1.80%	42.93%	44.67%
Lord Abbett Capital Structure	3,890	$12.11	$14.85	$53,743	3.59%	0.60%	1.80%	21.19%	22.67%
Lord Abbett International Opportunities	2,418	$8.04	$15.10	$20,445	1.92%	0.60%	1.65%	45.44%	46.99%
Lord Abbett Classic Stock	404	$8.94	$12.77	$4,229	1.37%	0.60%	1.65%	23.44%	24.75%
Lord Abbett Series Fundamental Equity VC	143	$10.47	$10.50	$1,497	0.39%	0.60%	1.65%	8.17%	8.36	%(a)
Fidelity Index 500 Portfolio SC2	2,421	$8.73	$13.20	$23,061	2.59%	0.60%	1.65%	24.22%	25.54%
Fidelity Growth Portfolio SC2	282	$8.25	$12.99	$2,619	0.24%	0.60%	1.65%	25.86%	27.20%
Fidelity Contrafund Portfolio SC2	6,990	$9.07	$13.64	$70,514	1.35%	0.60%	1.65%	33.24%	34.66%
Fidelity Mid Cap SC2	2,265	$9.39	$15.44	$25,088	0.58%	0.60%	1.65%	37.45%	38.91%
Fidelity Equity Income SC2	883	$8.11	$13.54	$8,765	2.96%	0.60%	1.65%	27.74%	29.11%
Fidelity Investment Grade Bonds SC2	4,030	$11.15	$12.28	$46,684	8.56%	0.60%	1.65%	13.57%	14.78%
Fidelity Freedom Fund - 2015 Maturity SC2	65	$9.32	$12.48	$662	5.24%	0.70%	1.65%	22.96%	24.15%
Fidelity Freedom Fund - 2020 Maturity SC2	116	$8.98	$12.91	$1,233	6.41%	0.60%	1.65%	26.43%	27.78%
Franklin Flex Cap Growth Securities	414	$9.31	$13.25	$4,444	0.00%	0.60%	1.65%	30.78%	32.17%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Income Securities	9,563	$10.60	$13.42	$106,124	7.96%	0.60%	1.65%	33.36%	34.78%
Franklin Rising Dividend Securities	8,406	$8.67	$12.65	$79,345	1.37%	0.60%	1.65%	15.41%	16.64%
Franklin Small-Mid Cap Growth Securities	652	$8.66	$13.75	$6,493	0.00%	0.60%	1.65%	41.21%	42.71%
Franklin Small Cap Value Securities CL 2	59	$10.17	$10.19	$600	0.00%	0.70%	1.65%	7.57%	7.73	%(a)
Franklin US Government Fund	6,841	$10.04	$11.49	$75,432	3.44%	0.60%	1.65%	1.40%	2.48%
Templeton Growth Securities	4,487	$8.40	$14.06	$40,712	3.10%	0.60%	1.65%	28.94%	30.32%
Templeton Foreign Securities	5,441	$10.09	$14.23	$57,707	2.66%	0.60%	1.65%	34.78%	36.22%
Templeton Global Bond Securities Fund II	2,454	$11.34	$13.39	$31,626	12.90%	0.60%	1.65%	16.73%	17.97%
Mutual Shares Securities	11,447	$8.63	$13.18	$108,713	2.05%	0.60%	1.65%	23.97%	25.29%
American Asset Allocation Fund Class 2	2,288	$9.15	$12.40	$24,884	3.95%	0.60%	1.35%	22.44%	23.24%
Legg Mason ClearBridge Variable Mid Cap Core II	47	$10.42	$10.44	$488	0.00%	0.70%	1.65%	8.62%	8.79	%(a)
Legg Mason ClearBridge Variable Small Cap Growth II	7	$10.57	$10.60	$79	0.00%	0.80%	1.65%	11.37%	11.48	%(a)
PIMCO VIT Long-Term US Government Advisor	12	$9.41	$9.43	$117	0.88%	0.70%	1.65%	–3.50%	–3.35	%(a)
PIMCO VIT Low Duration Advisor	54	$10.07	$10.09	$539	0.42%	0.60%	1.65%	0.28%	0.45	%(a)
PIMCO VIT Real Return Advisor	204	$10.11	$10.14	$2,065	0.29%	0.60%	1.65%	0.36%	0.53	%(a)
PIMCO VIT Short-Term Advisor	36	$10.00	$10.03	$361	0.26%	0.60%	1.65%	–0.14%	0.03	%(a)
PIMCO VIT Total Return Advisor	950	$9.99	$10.02	$9,506	0.71%	0.60%	1.65%	0.03%	0.20	%(a)
Royce Capital Fund Micro-Cap SC	30	$10.60	$10.62	$318	0.00%	0.70%	1.50%	10.98%	11.13	%(a)
Royce Capital Fund Small-Cap SC	142	$10.28	$10.31	$1,466	0.00%	0.60%	1.65%	7.04%	7.23	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date November 2, 2009

(b)  Closed April 24, 2009

(c)  Less than 500 units — does not round up to 1,000

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	8,277	$8.87	$17.23	$104,626	1.88%	0.60%	1.80%	–35.70%	–34.91%
Goldman Sachs Strategic International Equity	6,276	$7.49	$12.68	$60,831	3.08%	0.60%	1.80%	–46.93%	–46.28%
Goldman Sachs Structured US Equity	3,373	$7.06	$18.81	$50,399	1.46%	0.60%	1.80%	–38.13%	–37.38%
Goldman Sachs Structured Small Cap Equity	2,770	$7.06	$17.32	$40,302	0.65%	0.60%	1.80%	–35.21%	–34.42%
Goldman Sachs Strategic Growth	5,064	$6.32	$14.46	$47,943	0.12%	0.60%	1.80%	–42.81%	–42.11%
Goldman Sachs Mid Cap Value	1,326	$9.99	$10.67	$13,664	0.95%	0.60%	1.80%	–38.18%	–37.43%
Goldman Sachs Strategic Growth SC	207	$6.35	$8.57	$1,325	0.00%	0.70%	1.55%	–40.93%	–40.59	%(a)
Goldman Sachs Large Cap Value Fund SC	2,273	$6.88	$9.36	$15,746	7.85%	0.70%	1.55%	–34.56%	–34.18	%(a)
Goldman Sachs Strategic International Equity SC	2,207	$6.06	$9.34	$13,459	12.80%	0.70%	1.55%	–43.66%	–43.34	%(a)
Goldman Sachs Structured Small Cap Equity SC	889	$7.18	$9.26	$6,421	2.70%	0.70%	1.55%	–30.78%	–30.38	%(a)
Goldman Sachs Structured US Equity SC	2	$6.86	$9.37	$16	14.73%	0.70%	1.15%	–34.23%	–34.23	%(a)
Calvert VP SRI Balanced	233	$8.25	$10.46	$2,372	2.18%	0.70%	1.80%	–32.56%	–31.80%
MFS Growth Series IC	555	$6.68	$10.88	$5,775	0.23%	0.70%	1.80%	–38.54%	–37.86%
MFS Research IC	1,024	$7.58	$10.18	$10,068	0.55%	0.70%	1.80%	–37.24%	–36.53%
MFS Investors Trust IC	1,411	$7.76	$10.43	$14,011	0.87%	0.70%	1.80%	–34.29%	–33.55%
MFS Total Return IC	3,938	$12.19	$14.87	$55,247	3.25%	0.70%	1.80%	–23.53%	–22.68%
MFS New Discovery IC	193	$9.29	$12.27	$2,259	0.00%	0.70%	1.80%	–40.42%	–39.75%
MFS Utilities IC	481	$15.05	$16.63	$7,786	1.57%	0.70%	1.80%	–38.79%	–38.11%
MFS Investors Growth Stock IC	759	$4.38	$4.81	$3,449	0.60%	0.70%	1.80%	–38.01%	–37.31%
MFS Growth Series SC	135	$6.59	$10.73	$1,084	0.00%	0.60%	1.80%	–38.67%	–37.92%
MFS Research SC	108	$7.48	$10.04	$968	0.27%	0.60%	1.65%	–37.31%	–36.64%
MFS Investors Trust SC	196	$7.66	$10.29	$1,752	0.53%	0.60%	1.80%	–34.46%	–33.65%
MFS Total Return SC	4,274	$9.72	$14.66	$50,260	2.88%	0.60%	1.80%	–23.72%	–22.79%
MFS New Discovery SC	556	$7.59	$12.09	$5,198	0.00%	0.60%	1.80%	–40.61%	–39.88%
MFS Utilities SC	429	$10.23	$16.40	$6,489	1.33%	0.60%	1.80%	–38.93%	–38.18%
MFS Investors Growth Stock SC	5,062	$4.32	$9.12	$24,832	0.23%	0.60%	1.80%	–38.11%	–37.36%
Oppenheimer Money Fund/VA	31,725	$1.22	$11.38	$48,892	2.67%	0.60%	1.80%	0.93%	2.16%
Oppenheimer Small & Mid Cap Fund/VA	374	$5.61	$8.16	$2,961	0.00%	0.70%	1.80%	–49.98%	–49.42%
Oppenheimer Capital Appreciation Fund/VA	1,343	$7.26	$10.78	$13,323	0.15%	0.70%	1.80%	–46.50%	–45.90%
Oppenheimer Main Street Fund/VA	1,835	$7.12	$9.44	$16,474	0.23%	0.70%	1.80%	–39.58%	–38.90%
Oppenheimer Global Strategic Income Fund/VA	2,445	$13.92	$14.91	$35,314	5.35%	0.70%	1.80%	–15.75%	–14.81%
Oppenheimer Global Securites Fund/VA	978	$12.95	$16.49	$15,075	1.53%	0.70%	1.80%	–41.27%	–40.61%
Oppenheimer High Income Fund/VA	527	$2.83	$2.98	$1,539	4.53%	0.70%	1.80%	–79.06%	–78.82%
Oppenheimer Small & Mid Cap Fund/VA SC	80	$5.42	$8.03	$511	0.00%	0.60%	1.80%	–50.13%	–49.52%
Oppenheimer Capital Appreciation Fund/VA SC	1,562	$7.12	$10.64	$11,936	4.44%	0.60%	1.80%	–46.64%	–45.99%
Oppenheimer Main Street Fund/VA SC	380	$7.05	$9.36	$3,139	0.00%	0.60%	1.80%	–39.73%	–38.99%
Oppenheimer Global Strategic Income Fund/VA SC	3,243	$9.28	$14.70	$44,127	4.02%	0.60%	1.80%	–16.02%	–15.00%
Oppenheimer Global Securites Fund/VA SC	1,753	$9.56	$16.29	$20,125	1.81%	0.60%	1.80%	–41.41%	–40.69%
Oppenheimer High Income Fund/VA SC	460	$2.40	$2.95	$1,263	10.22%	0.60%	1.80%	–78.96%	–78.70%
Van Eck Global Hard Asset	12	$24.85	$26.09	$315	0.31%	1.25%	1.80%	–47.10%	–46.80%
Van Eck VIP Real Estate	16	$13.40	$14.06	$227	5.79%	0.70%	1.80%	–55.93%	–55.43%
Invesco Van Kampen VI Capital Growth	2,585	$2.63	$2.89	$7,130	0.54%	0.70%	1.80%	–49.91%	–49.34%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco Van Kampen VI Comstock	5,341	$10.45	$11.49	$58,591	2.76%	0.70%	1.80%	–36.83%	–36.12%
Invesco Van Kampen VI Growth & Income	6,292	$10.12	$11.13	$66,832	2.26%	0.70%	1.80%	–33.26%	–32.51%
Invesco Van Kampen VI Mid-Cap Growth II	586	$3.19	$8.15	$2,642	0.00%	0.60%	1.80%	–47.79%	–47.15%
Invesco Van Kampen VI Equity and Income II	7,391	$10.27	$11.82	$84,044	2.39%	0.60%	1.80%	–24.07%	–23.14%
Invesco Van Kampen VI Government II	6,703	$10.32	$11.82	$76,782	3.36%	0.60%	1.80%	–0.31%	0.90%
Invesco Van Kampen VI Capital Growth II	860	$2.60	$6.99	$2,927	0.19%	0.60%	1.80%	–50.03%	–49.42%
Invesco Van Kampen VI Comstock II	7,678	$8.39	$11.33	$78,079	2.30%	0.60%	1.80%	–36.96%	–36.19%
Invesco Van Kampen VI Growth & Income II	5,175	$9.35	$10.96	$54,367	1.78%	0.60%	1.80%	–33.43%	–32.62%
Invesco Van Kampen VI International Growth Equity II	44	$5.59	$5.64	$245	0.00%	0.60%	1.55%	–47.23%	–46.89	%(a)
Van Kampen Enterprise	2,084	$3.68	$4.04	$8,033	1.11%	0.70%	1.80%	–43.98%	–43.35%
Van Kampen Enterprise II	693	$3.63	$7.75	$3,202	0.73%	0.60%	1.80%	–44.10%	–43.41%
UIF Global Real Estate II	19	$5.80	$5.84	$114	0.59%	0.70%	1.55%	–46.68%	–46.37	%(a)
Lord Abbett Growth & Income	12,258	$8.52	$9.43	$109,218	1.40%	0.60%	1.80%	–37.57%	–36.80%
Lord Abbett Bond Debenture	7,587	$9.59	$12.27	$87,991	6.10%	0.60%	1.80%	–19.02%	–18.03%
Lord Abbett Mid Cap Value	9,247	$8.52	$9.46	$83,188	1.27%	0.60%	1.80%	–40.45%	–39.72%
Lord Abbett Growth Opportunities	1,325	$8.85	$10.58	$13,453	0.00%	0.60%	1.80%	–39.36%	–38.61%
Lord Abbett Capital Structure	4,023	$10.00	$12.12	$45,721	3.78%	0.60%	1.80%	–27.52%	–26.63%
Lord Abbett International Opportunities	995	$5.54	$9.43	$5,544	2.95%	0.60%	1.55%	–46.61%	–46.27	%(a)
Lord Abbett Classic Stock	70	$7.25	$9.27	$513	2.83%	0.60%	1.65%	–30.03%	–29.65	%(a)
Fidelity Index 500 Portfolio SC2	1,922	$7.03	$9.21	$14,156	2.44%	0.60%	1.65%	–38.13%	–37.54%
Fidelity Growth Portfolio SC2	219	$6.55	$8.61	$1,520	0.51%	0.60%	1.65%	–48.18%	–47.62%
Fidelity Contrafund Portfolio SC2	5,157	$6.81	$9.62	$37,541	1.01%	0.60%	1.65%	–43.64%	–43.03%
Fidelity Mid Cap SC2	1,434	$6.83	$11.17	$10,754	0.24%	0.60%	1.65%	–40.60%	–39.97%
Fidelity Equity Income SC2	448	$6.35	$7.86	$3,047	2.40%	0.60%	1.65%	–43.76%	–43.16%
Fidelity Investment Grade Bonds SC2	1,325	$9.93	$10.75	$13,763	3.41%	0.60%	1.65%	–5.05%	–4.04%
Fidelity Freedom Fund - 2015 Maturity SC2	20	$7.59	$7.64	$152	2.25%	0.70%	1.50%	–26.46%	–26.11	%(a)
Fidelity Freedom Fund - 2020 Maturity SC2	32	$7.11	$7.16	$231	11.16%	0.70%	1.55%	–31.60%	–31.21	%(a)
Franklin Flex Cap Growth Securities	227	$7.17	$7.33	$1,651	0.12%	0.60%	1.40%	–36.22%	–35.70%
Franklin Income Securities	7,749	$7.95	$9.62	$62,972	5.44%	0.60%	1.65%	–30.82%	–30.08%
Franklin Rising Dividend Securities	4,409	$7.51	$9.65	$33,866	1.76%	0.60%	1.65%	–28.30%	–27.54%
Franklin Small-Mid Cap Growth Securities	360	$6.15	$6.31	$2,255	0.00%	0.60%	1.55%	–43.39%	–42.84%
Franklin US Government Fund	2,399	$10.37	$11.22	$26,754	3.84%	0.60%	1.65%	5.82%	6.94%
Templeton Growth Securities	4,155	$6.51	$6.70	$27,695	1.82%	0.60%	1.65%	–43.28%	–42.67%
Templeton Foreign Securities	3,793	$7.48	$9.38	$29,003	2.42%	0.60%	1.65%	–41.36%	–40.74%
Templeton Global Bond Securities Fund II	1,472	$10.41	$11.35	$16,631	3.85%	0.60%	1.65%	4.46%	5.57%
Mutual Shares Securities	7,792	$6.96	$9.11	$55,476	3.23%	0.60%	1.65%	–38.15%	–37.49%
American Asset Allocation Fund Class 2	581	$7.47	$7.51	$4,359	6.06%	0.60%	1.25%	–27.86%	–27.55	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2008

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%
Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 - $100,000, depending on the product.	$0 - $50
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

7.  EXPENSES — (Continued)

Expense Type	Range
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25
Deferred Sales Charge
This charge is assessed as a percentage of cumulative purchase payments and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The fees are deducted quarterly and assessed through redemption of units.	0.00% - 0.70%
Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base" basis, a "Floored Asset Base" basis or a "Net Amount at Risk" basis.	0.10% - 2.20% on Benefit Base 0.15% - 0.45% on Asset Base 1.0% - 2.2% on Floored Asset Base $0.25 per $1000 - $18.94 per $1000 on Net Amount at Risk.

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 27,800 at December 31, 2012.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Corporation, is the principal underwriter for the Separate Account.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2012, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareowner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 and Note 6 to the consolidated financial statements, the Company changed the manner in which it accounts for costs associated with acquiring or renewing insurance contracts and the presentation of its comprehensive income.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers
Birmingham, Alabama
March 28, 2013

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	For The Year Ended December 31,
	2012	2011(1)	2010(1)
	(Dollars In Thousands)
Net income	$308,536	$323,756	$223,311
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2012 — $392,372; 2011 — $400,626; 2010 — $328,597)	728,692	744,032	609,694
Reclassification adjustment for investment amounts included in net income, net of income tax: (2012 — $(3,317); 2011 — $(14,646); 2010 — $(5,951))	(6,163)	(27,213)	(10,989)
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2012 — $16,227; 2011 — $(13,195); 2010 — $11,515)	30,136	(24,506)	21,384
Change in accumulated (loss) gain — derivatives, net of income tax: (2012 — $2,609; 2011 — $2,382; 2010 — $4,441)	4,846	4,424	7,630
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2012 — $(381); 2011 — $(138); 2010 — $(614))	(708)	(256)	(1,105)
Total other comprehensive income	756,803	696,481	626,614
Total comprehensive income	$1,065,339	$1,020,237	$849,925

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2012	2011(1)
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2012 — $26,661,310; 2011 — $26,109,131)	$29,769,978	$27,957,565
Fixed maturities, at amortized cost (fair value: 2012 — $319,163)	300,000	—
Equity securities, at fair value (cost: 2012 — $371,827; 2011 — $303,578)	373,715	292,413
Mortgage loans (2012 and 2011 includes: $765,520 and $858,139 related to securitizations)	4,948,625	5,351,902
Investment real estate, net of accumulated depreciation (2012 — $771; 2011 — $993)	6,517	10,991
Policy loans	865,391	879,819
Other long-term investments	378,821	264,031
Short-term investments	216,787	101,470
Total investments	36,859,834	34,858,191
Cash	269,582	169,775
Accrued investment income	350,804	347,857
Accounts and premiums receivable, net of allowance for uncollectible amounts (2012 — $4,191; 2011 — $3,864)	67,891	68,641
Reinsurance receivables	5,682,841	5,542,417
Deferred policy acquisition costs and value of business acquired	3,225,356	3,223,220
Goodwill	83,773	86,871
Property and equipment, net of accumulated depreciation (2012 — $103,625; 2011 — $132,579)	47,391	47,997
Other assets	343,925	351,327
Income tax receivable	61,952	62,311
Assets related to separate accounts
Variable annuity	9,601,417	6,741,959
Variable universal life	562,817	502,617
Total assets	$57,157,583	$52,003,183
Liabilities
Future policy benefits and claims	$21,626,065	$20,867,727
Unearned premiums	1,352,872	1,218,258
Total policy liabilities and accruals	22,978,937	22,085,985
Stable value product account balances	2,510,559	2,769,510
Annuity account balances	10,658,463	10,946,848
Other policyholders' funds	566,985	546,516
Other liabilities	1,210,579	970,047
Mortgage loan backed certificates	—	19,755
Deferred income taxes	1,783,713	1,293,996
Non-recourse funding obligations	1,446,900	1,248,600
Repurchase program borrowings	150,000	—
Liabilities related to separate accounts
Variable annuity	9,601,417	6,741,959
Variable universal life	562,817	502,617
Total liabilities	51,470,370	47,125,833
Commitments and contingencies — Note 11
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2012 and 2011 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,363,258	1,361,734
Retained earnings	2,507,829	2,456,293
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2012 — $979,251; 2011 — $590,196)	1,818,608	1,096,079
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2012 — $(2,147); 2011 — $(18,374))	(3,988)	(34,124)
Accumulated loss — derivatives, net of income tax: (2012 — $(1,883); 2011 — $(4,111))	(3,496)	(7,634)
Total shareowner's equity	5,687,213	4,877,350
Total liabilities and shareowner's equity	$57,157,583	$52,003,183

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings(1)	Accumulated Other Comprehensive Income (Loss)	Total Shareowner's Equity(1)
	(Dollars In Thousands)
Balance before cumulative effect adjustments, December 31, 2009	$2	$5,000	$1,361,734	$2,579,504	$(268,450)	$3,677,790
Cumulative effect adjustments				(455,278)	(324)	(455,602)
Balance, December 31, 2009	$2	$5,000	$1,361,734	$2,124,226	$(268,774)	$3,222,188
Net income for 2010				223,311		223,311
Other comprehensive income					626,614	626,614
Comprehensive income for 2010						849,925
Balance, December 31, 2010	$2	$5,000	$1,361,734	$2,347,537	$357,840	$4,072,113
Net income for 2011				323,756		323,756
Other comprehensive income					696,481	696,481
Comprehensive income for 2011						1,020,237
Dividends paid to the parent company				(215,000)		(215,000)
Balance, December 31, 2011	$2	$5,000	$1,361,734	$2,456,293	$1,054,321	$4,877,350
Net income for 2012				308,536		308,536
Other comprehensive income					756,803	756,803
Comprehensive income for 2012						1,065,339
Capital contributions			1,524			1,524
Dividends paid to the parent company				(257,000)		(257,000)
	$2	$5,000	$1,363,258	$2,507,829	$1,811,124	$5,687,213

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2012	2011(1)	2010(1)
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$308,536	$323,756	$223,311
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	53,124	(45,427)	27,382
Amortization of deferred policy acquisition costs and value of business acquired	192,183	249,520	144,496
Capitalization of deferred policy acquisition costs	(311,960)	(355,033)	(348,730)
Depreciation expense	7,378	8,616	8,931
Deferred income tax	70,037	107,265	66,682
Accrued income tax	359	(24,683)	84,580
Interest credited to universal life and investment products	962,678	993,574	972,806
Policy fees assessed on universal life and investment products	(794,825)	(712,038)	(611,917)
Change in reinsurance receivables	(140,424)	(28,615)	(223,843)
Change in accrued investment income and other receivables	580	(35,436)	(22,567)
Change in policy liabilities and other policyholders' funds of traditional life and health products	300,523	15,307	341,104
Trading securities:
Maturities and principal reductions of investments	276,659	283,239	355,831
Sale of investments	454,150	860,474	730,385
Cost of investments acquired	(585,618)	(950,051)	(963,403)
Other net change in trading securities	(56,615)	7,933	(25,520)
Change in other liabilities	(22,009)	(148,801)	(17,981)
Other income — gains on repurchase of non-recourse funding obligations	(32,044)	(35,512)	(5,377)
Other, net	13,920	118,311	(46,662)
Net cash provided by operating activities	696,632	632,399	689,508
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,169,563	1,396,105	2,053,359
Sale of investments, available-for-sale	2,535,708	2,957,589	3,421,590
Cost of investments acquired, available-for-sale	(4,228,755)	(5,155,155)	(6,384,981)
Change in investments, held-to-maturity	(300,000)	—	—
Mortgage loans:
New lendings	(346,435)	(484,483)	(338,598)
Repayments	739,402	446,794	351,891
Change in investment real estate, net	4,927	(4,266)	151
Change in policy loans, net	14,428	14,190	31,663
Change in other long-term investments, net	(123,401)	77,079	(71,148)
Change in short-term investments, net	(82,282)	122,665	695,506
Net unsettled security transactions	37,169	68,810	(340)
Purchase of property and equipment	(6,157)	(17,463)	(10,636)
Sales of property and equipment	—	—	40
Payments for business acquisitions	—	(209,609)	(348,288)
Net cash used in investing activities	(585,833)	(787,744)	(599,791)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	198,300	(112,200)	(194,200)
Repurchase program borrowings	150,000	—	—
Dividends paid to the parent company	(257,000)	(215,000)	—
Investment product deposits and change in universal life deposits	3,716,553	4,216,738	3,635,447
Investment product withdrawals	(3,818,845)	(3,777,365)	(3,477,430)
Other financing activities, net	—	(24,051)	20,606
Net cash (used in) provided by financing activities	(10,992)	88,122	(15,577)
Change in cash	99,807	(67,223)	74,140
Cash at beginning of period	169,775	236,998	162,858
Cash at end of period	$269,582	$169,775	$236,998

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statement

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange "PL". The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 18, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications and Accounting Changes

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowner's equity.

On January 1, 2012, the Company adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which changed certain previously reported items within the Company's financial statements and accompanying notes. The previously reported amounts included in the Company's financial statements and accompanying notes have been updated to reflect the retrospective adoption of ASU No. 2010-26, where applicable.

Current and prior period operating income results within the Annuities segment have been updated to reflect the revised definition of operating income (loss) as it relates to embedded derivatives on our variable annuity contracts and the related hedging activities. This change did not impact its comparable GAAP measure income before income tax. See Note 21, Operating Segments for additional information.

Also on January 1, 2012, the Company adopted ASU No. 2011-05, which requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of ASU No. 2011-05 do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. The retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION — (Continued)

Out of Period Adjustment

During 2012 the Company recorded an adjustment to correct an error in the prior period valuation of our interest support agreement with PLC. The adjustment was $1.9 million related to the year ended December 31, 2011. This adjustment resulted in an increase to "Other Long-Term Investments" and an increase to "Realized Investments Gains (Losses): Derivative Financial Instruments". The adjustment was not material to any one prior period and, as a result, we have not restated the prior period amount.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which we hold a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment fair values and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

Significant Accounting Policies

Valuation of investment securities

The Company determines the appropriate classification of investment securities at the time of purchase and periodically re-evaluates such designations. Investment securities are classified as either trading, available-for-sale, or held-to-maturity securities. Investment securities classified as trading are recorded at fair value with changes in fair value recorded in realized gains (losses). Investment securities purchased for long term investment purposes are classified as available for sale and are recorded at fair value with changes in unrealized gains and losses, net of taxes, reported as a component of other comprehensive income (loss). Investment securities are classified as held to maturity when the Company has the intent and ability to hold the securities to maturity and are reported at amortized cost. Interest income on available-for-sale and held-to-maturity securities includes the amortization of premiums and accretion of discounts and are recorded in investment income.

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million was recorded in earnings and $9.0 million was recorded in other comprehensive income (loss). For more information on impairments, refer to Note 4, Investment Operations.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued from a particular bank but not yet presented for payment may create negative book cash balances with the bank. Such negative balances are included in other liabilities and were $96.6 million and $0.9 million as of December 31, 2012 and 2011, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

In the first quarter of 2012, the Company adopted ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts.

The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. Deferred acquisition costs ("DAC") is subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services — Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.0% to 7.95%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments — Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 8.75%. VOBA is subject to annual recoverability testing.

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Home office building	$72,587	$72,148
Data processing equipment	29,209	56,928
Other, principally furniture and equipment	49,220	51,500
	151,016	180,576
Accumulated depreciation	(103,625)	(132,579)
Total property and equipment	$47,391	$47,997

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. The investment income and investment gains and losses on the separate account assets accrue directly to the policyholder. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of PLICO as the seller of the contracts, as opposed to solely meeting the needs of the buyer. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2012 and 2011, the Company had $0.3 billion and $0.8 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years.

As of December 31, 2012, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Millions)
2013	$432.6
2014-2015	1,231.9
2016-2017	785.7
Thereafter	60.3

Derivative Financial Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For cash flow

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

hedges, the effective portion of their gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship in earnings. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments". For additional information, see Note 20, Derivative Financial Instruments.

Insurance liabilities and reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed minimum withdrawal benefits

The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be recorded at fair value using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2012, our net GMWB liability held was $169.0 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2012, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2012, we had goodwill of $83.8 million.

While continued deterioration of or adverse market conditions for certain businesses may have a significant impact on the fair value of the Company's reporting units, in the Company's view, the key assumptions used in its estimates of fair value of its reporting units continue to be adequate, and PLC's market capitalization being below book value did not result in a triggering or impairment event.

Income Taxes

The results of operations of the Company are included in the consolidated federal and certain state income tax returns of PLC. The Company utilizes the asset and liability method in accordance with the Accounting Standards Codification ("ASC") Income Taxes Topic. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent it can be carried back against prior years' separate company income tax expense. Any amount not carried back is carried forward on a separate company basis (generally without a time limit), and the tax benefit is reflected in future periods when the Company generates taxable income. Income taxes recoverable (payable) are recorded in other assets and other liabilities, respectively, and are settled periodically, per the tax sharing agreement. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the recorded change in fair value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

The Company's tax returns are included in PLC's consolidated U.S. income tax return.

Variable Interest Entities

In 2010, the Company adopted guidance issued by the FASB related to variable interest entities ("VIE") and transfers of financial assets. This adoption resulted in the consolidation of certain qualifying special purpose entities used for mortgage loan securitizations. As part of this adoption, the Company recorded a cumulative effect adjustment of $14.3 million as of January 1, 2010.

The Company's VIE analysis consists of a review of entities in which the Company has an ownership interest that is less than 100% (excluding debt and equity securities held as trading and available-for-sale), as well as entities with which the Company has significant contracts or other relationships that could possibly be considered variable interests. The Company reviews the characteristics of each of these applicable entities and compares those characteristics to the criteria of a VIE set forth in Topic 810 of the FASB ASC. If the entity is determined to be a VIE, the Company then performs a detailed review of all significant contracts and relationships (individually an "interest", collectively "interests") with the entity to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company: 1) has the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. For more information on the Company's investment in unconsolidated a VIE refer to Note 4, Investment Operations, to the consolidated financial statements.

Policyholder Liabilities, Revenues, and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2012, range from approximately 2.0% to 8.75%. The liability for future policy benefits

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2012	2011	2010
	(Dollars In Thousands)
Balance beginning of year	$312,799	$299,971	$299,396
Less: reinsurance	161,450	156,932	148,479
Net balance beginning of year	151,349	143,039	150,917
Incurred related to:
Current year	702,555	653,525	471,039
Prior year	62,926	65,269	35,555
Total incurred	765,481	718,794	506,594
Paid related to:
Current year	664,744	639,118	457,511
Prior year	80,794	76,424	56,961
Total paid	745,538	715,542	514,472
Other changes:
Acquisition and reserve transfers	—	5,058	—
Net balance end of year	171,292	151,349	143,039
Add: reinsurance	155,341	161,450	156,932
Balance end of year	$326,633	$312,799	$299,971

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2.0% to 8.75% and investment products ranged from 1.5% to 4.55% in 2012.

The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at fair value and reported as components of assets and liabilities related to separate accounts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2012, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2012, the GMDB was $19.6 million.

The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality that is consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2012, the net GMWB liability balance was $169.0 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, guaranteed asset protection ("GAP"), and credit-related coverages. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

The Company uses reinsurance extensively in certain of its segments and accounts for reinsurance and the recognition of the impact of reinsurance costs in accordance with the ASC Financial Services — Insurance Topic. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — Ceded premiums of the Company's traditional life insurance products are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company utilizes reinsurance on certain short duration insurance contracts (primarily issued through the Asset Protection segment). As part of these reinsurance transactions the Company receives reinsurance allowances which reimburse the Company for acquisition costs such as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

Ceded premiums and policy fees on the Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is separately negotiated. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Recently Adopted

ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This Update was effective for the Company on January 1, 2012. The Company retrospectively adopted this Update, which resulted in a reduction in its deferred acquisition cost asset as well as a decrease in the amortization associated with those previously deferred costs. There was also a reduction in the level of costs the Company defers. For additional information on the effect this Update had on the Company, see Note 6, Deferred Policy Acquisition Costs and Value of Business Acquired.

ASU No. 2011-03 — Transfers and Servicing — Reconsideration of Effective Control for Repurchase Agreements. This Update amends the assessment of effective control for repurchase agreements to remove 1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and 2) the collateral maintenance implementation guidance related to the criterion. The Board determined that these criterion should not be a determining factor of effective control. This Update was effective for the first interim or annual period beginning on or after December 15, 2011. For the Company, the Update was applied to all repurchase agreements beginning January 1, 2012. The Company has modified its policies and procedures to ensure compliance with the updated guidance. There was no impact to the Company's results of operations or financial position as a result of this adoption.

ASU No. 2011-04 — Fair Value Measurement — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards ("IFRSs"). The intent of this Update was not to change the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

application of the requirements in Topic 820. Some of the amendments clarify the intent regarding the application of existing fair value measurement requirements. The Update expanded requirements for disclosing information about fair value measurements. These changes were effective for interim and annual periods beginning after December 15, 2011. The Company has included the required additional disclosures in Note 19, Fair Value of Financial Instruments, and has modified its policies and processes to ensure compliance with the updated guidance.

ASU No. 2011-05 — Comprehensive Income — Presentation of Comprehensive Income. In this Update, a company has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in 1) a single continuous statement of comprehensive income, or 2) in two separate but consecutive statements. In both choices, a company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Company has implemented the two-statement report format outlined in ASU No. 2011-05 beginning in the first quarter of 2012. The amendments in this Update do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. This Update was effective January 1, 2012.

Commensurate with the effective date of ASU No. 2011-05, the requirement to present reclassifications from other comprehensive income on the face of the income statement, was deferred by ASU No. 2011-12 — Comprehensive Income — Deferral of the Effective for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.

ASU No. 2012-04 — Technical Corrections and Improvements. This Update contains changes intended to clarify the Codification or to correct unintended application of guidance, and which are not expected to have a significant effect on current accounting practice. In addition, this Update includes more substantive, limited-scope improvements to the Codification. These are items that represent narrow and incremental improvements to U.S. GAAP and are not purely technical corrections. This Update was effective upon issuance on October 1, 2012, and will not have an impact on the Company's results of operations or financial position.

Accounting Pronouncements Not Yet Adopted

ASU No. 2011-11 — Balance Sheet — Disclosures about Offsetting Assets and Liabilities. This Update contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial and derivative instruments. The new disclosures are designed to make financial statements that are prepared under GAAP more comparable to those prepared under IFRSs. Generally, it is more difficult to qualify for offsetting under IFRSs than it is under GAAP. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with GAAP. To facilitate comparison between financial statements prepared under GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. In January 2013, the FASB issued ASU No. 2013-01, which clarifies that application of ASU No. 2011-11 is limited to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions. Both Updates are effective January 1, 2013. However,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

the Company expects that neither Update will have an impact on the Company's results of operations or financial position.

ASU No. 2012-02 — Intangibles — Goodwill and Other — Testing Indefinite-Lived Intangible Assets for Impairment. This Update is intended to reduce the complexity and cost of performing an impairment test for indefinite-lived intangible assets by allowing an entity the option to make a qualitative evaluation about the likelihood of impairment prior to the quantitative calculation required by current guidance. Under the amendments to Topic 350, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. If an entity determines it is not more likely than not that impairment exists, quantitative impairment testing is not required. However, if an entity concludes otherwise, the impairment test outlined in current guidance is required to be completed. The Update does not change the current requirement that indefinite-lived intangible assets be reviewed for impairment at least annually.

ASU No. 2013-02 — Comprehensive Income — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05, Comprehensive Income — Presentation of Comprehensive Income, and ASU No. 2011-12, Comprehensive Income — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, for all entities. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Update requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. This Update will not have an impact on the Company's results of operations or financial position.

3.  SIGNIFICANT ACQUISITIONS

On December 31, 2010, the Company completed the acquisition of all of the outstanding stock of United Investors Life Insurance Company ("United Investors"), pursuant to a Stock Purchase Agreement, between the Company, Torchmark Corporation ("Torchmark") and its wholly owned subsidiaries, Liberty National Life Insurance Company ("Liberty National") and United Investors. The Company accounted for this transaction under the acquisition method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that assets acquired and liabilities assumed are generally recorded at their fair values. The aggregate purchase price for United Investors was $363.3 million.

On April 29, 2011, the Company closed a previously announced reinsurance transaction with Liberty Life Insurance Company ("Liberty Life") under the terms of which the Company reinsured substantially all of the life and health business of Liberty Life. The transaction closed in conjunction with Athene Holding Ltd's acquisition of Liberty Life from an affiliate of Royal Bank of Canada. The capital invested

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS — (Continued)

by the Company in the transaction at closing was $321 million, including a $225 million ceding commission. In conjunction with the closing, the Company invested $40 million in a surplus note issued by Athene Life Re. The Company accounted for this transaction under the ASC Financial Services — Insurance topic in a manner similar to the acquisition method of accounting as required by the Financial Accounting Standards Board ("FASB") guidance under ASC Business Combinations topic.

The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned transactions with Liberty Life and United Investors was completed as of January 1, 2010:

	Unaudited For The Year Ended December 31,
	2011	2010
	(Dollars In Thousands)
Revenue	$3,491,414	$3,321,743
Net income	324,793	270,433

4.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$1,453,018	$1,414,965	$1,301,047
Equity securities	20,740	20,595	17,836
Mortgage loans	349,845	336,541	310,988
Investment real estate	3,289	3,458	3,180
Short-term investments	62,887	72,137	77,185
	1,889,779	1,847,696	1,710,236
Other investment expenses	100,441	94,252	85,391
Net investment income	$1,789,338	$1,753,444	$1,624,845

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$67,669	$80,044	$51,816
Equity securities	(45)	9,136	6,489
Impairments on fixed maturity securities	(58,144)	(47,321)	(39,550)
Impairments on equity securities	—	—	(1,815)
Modco trading portfolio	177,986	164,224	109,399
Other investments	(12,774)	(5,651)	(9,283)
Total realized gains (losses) — investments	$174,692	$200,432	$117,056

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

For the year ended December 31, 2012, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $73.2 million and gross realized losses were $60.3 million, including $54.7 million of impairment losses. For the year ended December 31, 2011, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $104.5 million and gross realized losses were $62.0 million, including $46.6 million of impairment losses. For the year ended December 31, 2010, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $99.8 million and gross realized losses were $82.6 million, including $41.1 million of impairment losses.

For the year ended December 31, 2012, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $1.6 billion. The gain realized on the sale of these securities was $73.2 million. For the year ended December 31, 2011, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $104.5 million. For the year ended December 31, 2010, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.9 billion. The gain realized on the sale of these securities was $99.8 million.

For the year ended December 31, 2012, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $38.0 million. The loss realized on the sale of these securities was $5.6 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

For the year ended December 31, 2011, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $263.1 million. The loss realized on the sale of these securities was $15.3 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

For the year ended December 31, 2010, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $709.6 million. The loss realized on the sale of these securities was $41.5 million. The Company made the decision to exit these holdings to reduce exposure to the 2010 oil spill in the Gulf of Mexico, to certain issuers with credit deterioration, and European financial institutions.

Certain European countries have experienced varying degrees of financial stress. Risks from the continued debt crisis in Europe could continue to disrupt the financial markets which could have a detrimental impact on global economic conditions and on sovereign and non-sovereign obligations. There remains considerable uncertainty as to future developments in the European debt crisis and the impact on financial markets.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2012
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,766,260	$92,417	$(19,347)	$1,839,330	$(406)
Commercial mortgage-backed securities	797,844	72,577	(598)	869,823	—
Other asset-backed securities	1,023,649	12,788	(61,424)	975,013	(241)
U.S. government-related securities	1,097,501	71,536	(591)	1,168,446	—
Other government-related securities	93,565	7,258	(45)	100,778	—
States, municipals, and political subdivisions	1,188,019	255,898	(264)	1,443,653	—
Corporate bonds	17,687,164	2,726,858	(48,395)	20,365,627	(5,488)
	23,654,002	3,239,332	(130,664)	26,762,670	(6,135)
Equity securities	352,272	11,881	(9,993)	354,160	—
Short-term investments	97,852	—	—	97,852	—
	$24,104,126	$3,251,213	$(140,657)	$27,214,682	$(6,135)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,340,172	$82,574	$(85,702)	$2,337,044	$(47,652)
Commercial mortgage-backed securities	530,283	24,473	(4,229)	550,527	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,307	173,406	—	1,327,713	—
Corporate bonds	16,888,423	1,922,038	(249,870)	18,560,591	1,787
	23,149,166	2,279,191	(430,757)	24,997,600	(52,424)
Equity securities	286,537	5,430	(16,595)	275,372	(74)
Short-term investments	15,629	—	—	15,629	—
	$23,451,332	$2,284,621	$(447,352)	$25,288,601	$(52,498)

(1)  These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as held-to-maturity as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI
2012
Fixed maturities:
Other	$300,000	$19,163	$—	$319,163	$—
	$300,000	$19,163	$—	$319,163	$—

As of December 31, 2012 and 2011, the Company had an additional $3.0 billion and $3.0 billion of fixed maturities, $19.6 million and $17.0 million of equity securities, and $118.9 million and $85.8 million of short-term investments classified as trading securities, respectively.

The amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities as of December 31, 2012, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Due in one year or less	$452,876	$459,845	$—	$—
Due after one year through five years	4,568,417	4,996,310	—	—
Due after five years through ten years	6,283,158	6,967,782	—	—
Due after ten years	12,349,551	14,338,733	300,000	319,163
	$23,654,002	$26,762,670	$300,000	$319,163

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million all of which were related to debt securities. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million was recorded in earnings and $9.0 million was recorded in other comprehensive income (loss). There were no impairments related to equity securities. For the year ended December 31, 2012, there were no other-than-temporary impairments related to debt securities or equity securities that the Company intended to sell or expected to be required to sell.

During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.2 million all of which were related to debt securities. Of the $62.2 million of impairments for the year ended December 31, 2011, $47.3 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For the year ended December 31, 2011, there were no impairments related to equity securities. For the year ended December 31, 2011, pre-tax other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell were $52.7 million, with $37.8 million of credit losses recorded on debt securities in earnings and $14.9 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

impairments related to debt securities that the Company intends to sell or expects to be required to sell were $9.5 million and were recorded in earnings.

During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.0 million. Of the $75.0 million of impairments for the year ended December 31, 2010, $41.4 million was recorded in earnings and $33.6 million was recorded in other comprehensive income (loss). For the year ended December 31, 2010, there was $2.5 million of other-than-temporary impairments related to equity securities. For the year ended December 31, 2010, there was $72.5 million of other-than-temporary impairments related to debt securities. During this period, there was no other-than-temporary impairments related to debt securities or equity securities that the Company intends to sell or expects to be required to sell.

The following chart is a rollforward of available-for-sale credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Beginning balance	$69,476	$39,275	$25,066
Additions for newly impaired securities	26,544	12,699	26,893
Additions for previously impaired securities	25,217	20,591	4,964
Reductions for previously impaired securities due to a change in expected cash flows	—	—	—
Reductions for previously impaired securities that were sold in the current period	—	(3,089)	(17,648)
Other	—	—	—
Ending balance	$121,237	$69,476	$39,275

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$100,412	$(9,578)	$166,000	$(9,769)	$266,412	$(19,347)
Commercial mortgage- backed securities	50,506	(598)	—	—	50,506	(598)
Other asset-backed securities	479,223	(28,179)	242,558	(33,245)	721,781	(61,424)
U.S. government-related securities	106,806	(591)	—	—	106,806	(591)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Other government-related securities	$14,955	$(45)	$—	$—	$14,955	$(45)
States, municipalities, and political subdivisions	11,526	(264)	—	—	11,526	(264)
Corporate bonds	775,593	(23,630)	363,128	(24,765)	1,138,721	(48,395)
Equities	35,059	(5,150)	21,754	(4,843)	56,813	(9,993)
	$1,574,080	$(68,035)	$793,440	$(72,622)	$2,367,520	$(140,657)

RMBS have a gross unrealized loss greater than twelve months of $9.8 million as of December 31, 2012. The non-agency RMBS market experienced improvements during the year, but these losses represent securities where credit concerns are more pronounced. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $33.2 million as of December 31, 2012. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category has gross unrealized losses greater than twelve months of $24.8 million as of December 31, 2012. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $4.8 million as of December 31, 2012. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$276,216	$(15,308)	$524,251	$(70,394)	$800,467	$(85,702)
Commercial mortgage- backed securities	78,893	(4,229)	—	—	78,893	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Corporate bonds	1,870,256	(131,953)	523,913	(117,917)	2,394,169	(249,870)
Equities	50,638	(8,436)	22,095	(8,159)	72,733	(16,595)
	$2,828,967	$(192,058)	$1,260,898	$(255,294)	$4,089,865	$(447,352)

RMBS have a gross unrealized loss greater than twelve months of $70.4 million as of December 31, 2011. The losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $58.8 million as of December 31, 2011. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category has gross unrealized losses greater than twelve months of $117.9 million as of December 31, 2011. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $8.2 million as of December 31, 2011. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

As of December 31, 2012, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.7 billion and had an amortized cost of $1.7 billion. In addition, included in the Company's trading portfolio, the Company held $367.1 million of securities which were rated below investment grade. Approximately $415.1million of the below investment grade securities were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$819,152	$761,738	$696,942
Equity securities	8,484	(13,292)	9,701

The Company held $12.2 million of non-income producing investments, consisting of fixed maturities, equities, and investment real estate for the year ended December 31, 2012.

Included in the Company's invested assets are $865.4 million of policy loans as of December 31, 2012. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

In prior periods, the Company participated in securities lending, primarily as an enhancement to its investment yield. During the second quarter of 2011, the Company discontinued this program. Certain collateral assets, which the Company previously intended to dispose of and on which it recorded an other-than-temporary impairment of $1.3 million, were instead retained by the Company and are included in its fixed maturities as of December 31, 2012 with a balance of $3.7 million. The Company currently does not have any intent to sell these securities, nor does the Company anticipate being required to sell them.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available for sale, or held to maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis, the Company had an interest in one wholly owned subsidiary, Red Mountain, LLC ("Red Mountain"), that was determined to be a VIE as of December 31, 2012. The activity most significant to Red Mountain is the issuance of a note in connection with a financing transaction involving Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and the Company in which Golden Gate V issued non-recourse funding obligations to Red Mountain and Red Mountain issued the note to Golden Gate V. Credit enhancement on the Red Mountain Note is provided by an unrelated third party. For details of this transaction, see Note 10, Debt and Other Obligations. The Company had the power, via its 100% ownership through an affiliate, to direct the activities of the VIE, but did not have the obligation to absorb losses related to the primary risks or sources of variability to the VIE. The variability of loss would be borne primarily by the third party in its function as provider of credit enhancement on the Red Mountain Note. Accordingly, it was determined that the Company is not the primary beneficiary of the VIE. The Company's risk of loss related to the VIE is limited to its investment of $10,000. Additionally, the holding company ("PLC") has guaranteed the VIE's credit enhancement fee obligation to the unrelated third party provider.

5.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2012, the Company's mortgage loan holdings were approximately $4.9 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, professional office buildings, and warehouses). The Company believes these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history.

The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2012:

Type	Percentage of Mortgage Loans on Real Estate
Retail	67.4%
Office Buildings	13.7
Apartments	9.4
Warehouses	7.4
Other	2.1
100.0%

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.0% of mortgage loans. Approximately 65.5% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	11.6%
Georgia	8.9
Alabama	7.6
Tennessee	7.3
Florida	7.0
Ohio	5.4
North Carolina	5.2
South Carolina	4.9
Utah	4.5
California	3.1
65.5%

During 2012, the Company funded approximately $309.3 million of new loans, with an average loan size of $3.8 million. The average size mortgage loan in the portfolio as of December 31, 2012, was $2.5 million, and the weighted-average interest rate was 6.11%. The largest single mortgage loan was $40.2 million.

Certain of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $224.8 million would become due in 2013, $1.3 billion in 2014 through 2018, $599.0 million in 2019 through 2023, and $179.6 million thereafter.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2012 and December 31, 2011, approximately $817.3 million and $876.8 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

As of December 31, 2012, approximately $17.9 million, or 0.05%, of invested assets consisted of nonperforming, restructured or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2012, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings under Topic 310 of the FASB ASC. These transactions generally included acceptance of assets in satisfaction of principal or foreclosure on collateral property, and were the result of agreements between the creditor and the debtor or imposition of law. For all mortgage loans, the impact of troubled debt restructurings is reflected in the Company's investment balance and in the allowance for mortgage loan credit losses. Transactions accounted for as troubled debt restructurings during the year ended December 31, 2012 resulted in a reduction of $7.8 million in the Company's investment in mortgage loans, net of existing allowances for mortgage loan losses. None of these loans remained on the Company's balance sheets as of December 31, 2012. The Company's mortgage loan portfolio consists of two categories of loans: (1) those not subject to a pooling and servicing agreement and (2) those subject to a contractual pooling and servicing agreement.

As of December 31, 2012, $11.0 million of mortgage loans not subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the year ending 2012.

As of December 31, 2012, $6.9 million of loans subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the year ending December 31, 2012.

As of December 31, 2012 and December 31, 2011, the Company had an allowance for mortgage loan credit losses of $2.9 million and $5.0 million, respectively. Due to the Company's loss experience and nature of the loan portfolio, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating the allowance, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Beginning balance	$4,975	$11,650
Charge offs	(8,340)	(16,278)
Recoveries	(628)	(2,471)
Provision	6,868	12,074
Ending balance	$2,875	$4,975

It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart as of December 31, 2012.

	30-59 Days Delinquent	60-89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$12,149	$2,270	$—	$14,419
Number of delinquent commercial mortgage loans	7	1	—	8

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart as of December 31:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2012
Commercial mortgage loans:
With no related allowance recorded	$13,044	$14,419	$—	$2,609	$53	$69
With an allowance recorded	13,927	13,927	2,875	3,482	154	154

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2011
Commercial mortgage loans:
With no related allowance recorded	$6,338	$9,346	$—	$2,113	$34	$34
With an allowance recorded	14,021	14,021	4,975	7,010	117	181

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

On January 1, 2012, the Company adopted ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. For more information on how this Updated impacted our accounting policies related to deferred acquisition costs, refer to the Accounting Pronouncements Recently Adopted section of Note 2, Summary of Significant Accounting Policies. The Company retrospectively adopted this Update, which resulted in several adjustments to the Company's balance sheet on the date of adoption and income statements for periods prior to January 1, 2012. The Update primarily resulted in a reduction in its deferred acquisition cost asset as well as a decrease in the amortization associated with those deferred costs. There was also a reduction in the level of costs the Company defers. As part of the Company's retrospective adoption of this Update, a cumulative effect adjustment was recorded as of January 1, 2010 which was the earliest period presented. The cumulative effect adjustment resulted in a decrease of $469.6 million in retained earnings, a decrease of $0.3 million in accumulated other comprehensive income, and an overall decrease of $469.9 million in total shareowner's equity.

The chart shown below summarizes the effect of the adjustments on the Company's 2011 consolidated balance sheet (only balances impacted by the Update are presented):

	As of December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,011,936	$3,223,220	$(788,716)
Total assets	$52,791,899	$52,003,183	$(788,716)
Liabilities:
Deferred income taxes	$1,573,764	$1,293,996	$(279,768)
Total liabilities	$47,405,601	$47,125,833	$(279,768)
Equity:
Retained earnings	$2,984,466	$2,456,293	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,076,854	1,096,079	19,225
Total equity	$5,386,298	$4,877,350	$(508,948)
Total liabilities and shareowner's equity	$52,791,899	$52,003,183	$(788,716)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

The charts shown below summarize the effect of the adjustments on the Company's income statement for the years ended December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$300,450	$249,520	$(50,930)
Other operating expenses	373,964	461,570	87,606
Total benefits and expenses	2,896,634	2,933,310	36,676
Income before income tax	511,951	475,275	(36,676)
Income tax (benefit) expense	164,517	151,519	(12,998)
Net income	$347,434	$323,756	$(23,678)
	For The Year Ended December 31, 2010
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$189,255	$144,496	$(44,759)
Other operating expenses	284,070	382,920	98,850
Total benefits and expenses	2,549,717	2,603,808	54,091
Income before income tax	387,267	333,176	(54,091)
Income tax (benefit) expense	129,029	109,865	(19,164)
Net income	$258,238	$223,311	$(34,927)

The charts shown below summarize the effect of the adjustments on the Company's cash flow statement for the years ended December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$347,434	$323,756	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	300,450	249,520	(50,930)
Capitalization of deferred policy acquisition costs	(442,638)	(355,033)	87,605
Deferred income tax	120,262	107,265	(12,997)
Change to net cash (used in) provided by operating activities	$325,508	$325,508	$—

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

	For The Year Ended December 31, 2010
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$258,238	$223,311	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	189,255	144,496	(44,759)
Capitalization of deferred policy acquisition costs	(446,560)	(348,730)	97,830
Deferred income tax	85,483	66,682	(18,801)
Other, net	(47,319)	(46,662)	657
Change to net cash (used in) provided by operating activities	$39,097	$39,097	$—

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$2,291,613	$2,182,085
Capitalization of commissions, sales, and issue expenses	311,959	355,033
Amortization	(105,447)	(159,329)
Change in unrealized investment gains and losses	(90,599)	(86,176)
Balance, end of period	$2,407,526	$2,291,613

Value of business acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$931,607	$881,324
Acquisitions	—	137,418
Amortization	(86,736)	(90,192)
Change in unrealized gains and losses	(27,041)	3,057
Balance, end of period	$817,830	$931,607

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2013	$71,285
2014	63,386
2015	55,618
2016	50,957
2017	43,753

7.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2010	$41,812	$48,158	$89,970
Tax benefit of excess tax goodwill	(3,099)	—	(3,099)
Balance as of December 31, 2011	38,713	48,158	86,871
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2012	$35,615	$48,158	$83,773

During the year ended December 31, 2012 and 2011, the Company decreased its goodwill balance by approximately $3.1 million and $3.1 million, respectively. The decreases were due to an adjustment in the Acquisitions segment related to tax benefits realized during 2012 and 2011 on the portion of tax goodwill in excess of GAAP basis goodwill.

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMWB rider is classified as an embedded derivative and is carried at fair value on the Company's balance sheet. The variable annuity separate account balances subject to GMWB were $7.2 billion as of December 31, 2012. For more information regarding the valuation of and income impact of GMWB please refer to Note 2, Summary of Significant Accounting Policies, Note 19, Fair Value of Financial Instruments, and Note 20, Derivative Financial Instruments.

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.54%, age-based mortality consistent with 57% of the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 0.8% — 38.7% (depending on product type and duration), and an average discount rate of 6.2%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The variable annuity separate account balances subject to GMDB were $9.6 billion as of December 31, 2012. The total GMDB amount payable based on variable annuity account balances as of December 31, 2012, was $149.8 million (including $129.3 million in the Annuities segment and $20.5 million in the Acquisitions segment) with a GMDB reserve of $19.3 million and $0.3 million in the Annuities and Acquisitions segment, respectively. The average attained age of contract holders as of December 31, 2012 for the Company was 67.

These amounts exclude the variable annuity business of the Chase Insurance Group, which consisted of five insurance companies that manufactured and administered traditional life insurance and annuity products and four non-insurance companies (which collectively are referred to as the "Chase Insurance Group") which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC"), under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $20.9 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2012, was 64.

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Beginning balance	$9,798	$6,412	$342
Incurred guarantee benefits	14,087	7,171	11,799
Less: Paid guarantee benefits	4,279	3,785	5,729
Ending balance	$19,606	$9,798	$6,412

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Equity mutual funds	$6,171,196	$3,972,729
Fixed income mutual funds	3,381,581	2,185,654
Total	$9,552,777	$6,158,383

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Deferred asset, beginning of period	$125,527	$112,147	$116,298
Amounts deferred	23,362	29,472	25,587
Amortization	(4,940)	(16,092)	(29,738)
Deferred asset, end of period	$143,949	$125,527	$112,147

9.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2012, the Company had reinsured approximately 60% of the face value of its life insurance in-force. The Company has reinsured approximately 26% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2012, 2011, or 2010 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  REINSURANCE — (Continued)

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Millions)
Direct life insurance in-force	$706,416	$728,670	$753,519
Amounts assumed from other companies	30,470	32,813	18,799
Amounts ceded to other companies	(444,951)	(469,530)	(495,056)
Net life insurance in-force	$291,935	$291,953	$277,262
Percentage of amount assumed to net	10%	11%	7%

The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Millions)
Direct premiums	$2,227	$2,245	$2,153
Reinsurance assumed	282	248	167
Reinsurance ceded	(1,229)	(1,278)	(1,284)
Net premiums(1)	$1,280	$1,215	$1,036
Percentage of amount assumed to net	22%	20%	16%

(1)  Includes annuity policy fees of $103.8 million, $74.9 million, and $43.4 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company has also reinsured accident and health risks representing $12.1 million, $14.4 million, and $17.3 million of premium income, while the Company has assumed accident and health risks representing $29.4 million, $21.7 million, and $0.1 million of premium income for 2012, 2011, and 2010, respectively. In addition, the Company reinsured property and casualty risks representing $69.6 million, $71.2 million, and $78.9 million of premium income, while the Company assumed property and casualty risks representing $6.8 million, $6.2 million, and $7.1 million of premium income for 2012, 2011, and 2010, respectively.

As of December 31, 2012 and 2011, policy and claim reserves relating to insurance ceded of $5.6 million and $5.5 million, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2012 and 2011, the Company had paid $105.0 million and $127.1 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2012 and 2011, the Company had receivables of $66.1 million and $64.9 million, respectively, related to insurance assumed.

During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  REINSURANCE — (Continued)

Company ceased offering the Lender's Indemnity product in 2003 with the last policy expiring in 2009. During 2010, the Company successfully settled its last claim and as a result of this final settlement, $7.8 million in excess reserves were released in the first quarter of 2010.

The Company's third party reinsurance receivables amounted to $5.7 billion and $5.5 billion as of December 31, 2012 and 2011, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2012		2011
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Co.	$649.1	A	$626.4	A
Swiss Re Life & Health America, Inc.	625.9	A+	624.4	A+
Lincoln National Life Insurance Co.	472.3	A+	479.4	A+
Transamerica Life Insurance Co.	425.5	A+	392.9	A+
American United Life Insurance Co.	321.3	A+	325.1	A+
Employers Reassurance Corp.	257.7	A-	290.2	A-
The Canada Life Assurance Company	219.8	A+	219.1	A+
RGA Reinsurance Co.	215.4	A+	228.2	A+
Scottish Re (U.S.), Inc.	180.5	NR(1)	179.9	NR(1)
XL Life Ltd.	179.6	A-	183.0	A-

(1)Scottish Re (U.S.), Inc. is not rated as of December 31, 2012 and 2011.

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

10.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement that was in effect as of July 17, 2012 (the "Credit Facility"), the Company had the ability to borrow on an unsecured basis up to an aggregate principal amount of $500 million. The Company had the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrued interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of our senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the full amount of any obligations for borrowings or letters of credit, excluding those of PLC, under the Credit

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Facility. The maturity date on the Credit Facility was April 16, 2013. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2012. PLC had an outstanding balance of $160.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of July 17, 2012.

On July 17, 2012 the Company replaced the Credit Facility with a new credit facility ("2012 Credit Facility"). Under the 2012 Credit Facility, the Company and PLC has the ability to borrow on an unsecured basis up to an aggregate principal amount of $750 million. The Company has the right in certain circumstances to request that the commitment under the 2012 Credit Facility be increased up to a maximum principal amount of $1.0 billion. Balances outstanding under the 2012 Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's senior unsecured long-term debt ("Senior Debt"), or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Federal Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The 2012 Credit Facility also provides for a facility fee at a rate that varies with the ratings of PLC's Senior Debt and that is calculated on the aggregate amount of commitments under the 2012 Credit Facility, whether used or unused. The maturity date on the 2012 Credit Facility is July 17, 2017. The Company is not aware of any non-compliance with the financial debt covenants of the 2012 Credit Facility as of December 31, 2012. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2012. PLC had an outstanding balance of $50.0 million at an interest rate of LIBOR plus 1.20% under the 2012 Credit Facility as of December 31, 2012.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

Golden Gate Captive Insurance Company ("Golden Gate"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had three series of Surplus Notes with a total outstanding balance of $800 million as of December 31, 2012. PLC holds the entire outstanding balance of Surplus Notes. The Series A1 Surplus Notes have a balance of $400 million and accrue interest at 7.375%, the Series A2 Surplus Notes have a balance of $100 million and accrue interest at 8%, and the Series A3 Surplus Notes have a balance of $300 million and accrue interest at 8.45%.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a wholly owned special purpose financial captive insurance company, had $575.0 million of non-recourse funding obligations outstanding as of December 31, 2012. These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates purchased a portion of these securities during 2011 and 2012. As a result of these purchases, as of December 31, 2012, securities related to $286.0 million of the outstanding balance of the non-recourse funding obligations was held by external parties, securities related to $60.9 million of the non-recourse funding obligations was held by nonconsolidated affiliates, and $228.1 million was held by consolidated subsidiaries of the Company. These non-recourse funding obligations mature in 2052. $275 million of this amount is currently accruing interest at a rate of LIBOR plus 30 basis points. We have experienced higher borrowing costs than were originally expected associated with $300 million of our non-recourse funding obligations supporting the business reinsured to Golden Gate II. These

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

higher costs are the result of higher spread component of interest expense associated with the illiquidity of the current market for auction rate securities, as well as a rating downgrade of our guarantor by certain rating agencies. The current rate associated with these obligations is LIBOR plus 200 basis points, which is the maximum rate we can be required to pay under these obligations. We have contingent approval to issue an additional $100 million of obligations. Under the terms of the non-recourse funding obligations, the holders of the non-recourse funding obligations cannot require repayment from PLC, us, or any of our subsidiaries, other than Golden Gate II, the direct issuers of the non-recourse funding obligations, although PLC has agreed to indemnify Golden Gate II for certain costs and obligations (which obligations do not include payment of principal and interest on the non-recourse funding obligations). In addition, PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II.

Golden Gate V Vermont Captive Insurance Company

On October 10, 2012, Golden Gate V and Red Mountain, wholly owned subsidiaries of the Company, entered into a 20-year transaction to finance up to $945 million of "AXXX" reserves related to a block of universal life insurance policies with secondary guarantees issued by the Company and its subsidiary, West Coat Life Insurance Company ("WCL"). Golden Gate V issued non-recourse funding obligations to Red Mountain, and Red Mountain issued a note with an initial principal amount of $275 million, increasing to a maximum of $945 million in 2027, to Golden Gate V for deposit to a reinsurance trust supporting Golden Gate V's obligations under a reinsurance agreement with WCL, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. Through the structure, Hannover Life Reassurance Company of America ("Hannover Re"), the ultimate risk taker in the transaction, provides credit enhancement to the Red Mountain note for the 20-year term in exchange for a fee. The transaction is "non-recourse" to Golden Gate V, Red Mountain, WCL, PLC and the Company, meaning that none of these companies are liable for the reimbursement of any credit enhancement payments required to be made. As of December 31, 2012, the principal balance of the Red Mountain note was $300 million. In connection with the transaction, PLC has entered into certain support agreements under which we guarantee or otherwise support certain obligations of Golden Gate V or Red Mountain.

In connection with the transaction outlined above, Golden Gate V had a $300 million outstanding non-recourse funding obligation as of December 31, 2012. This non-recourse funding obligation matures in 2037, has scheduled increases in principal to a maximum of $945 million, and accrues interest at a fixed annual rate of 6.25%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Non-recourse funding obligations outstanding as of December 31, 2012, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	7.86%
Golden Gate II Captive Insurance Company	346,900	2052	1.22%
Golden Gate V Vermont Captive Insurance Company	300,000	2037	6.25%
Total	$1,446,900

Non-recourse funding obligations outstanding as of December 31, 2011, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	7.88%
Golden Gate II Captive Insurance Company	448,600	2052	1.37%
Total	$1,248,600

During 2012, the Company repurchased $101.7 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $32.0 million pre-tax gain for the Company.

Letters of Credit

Golden Gate III Vermont Captive Insurance Company

Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of our wholly owned subsidiary, WCL. The LOC balance increased during 2011 in accordance with the terms of the Reimbursement Agreement. The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011, to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. The LOC balance was $580 million as of December 31, 2012. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $610 million in 2013. The term of the LOC is expected to be 12 years, subject to certain conditions including capital contributions made to Golden Gate III by us or one of our affiliates. The LOC was issued to support certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Golden Gate IV Vermont Captive Insurance Company

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance has increased, in accordance with the terms of the Reimbursement Agreement, each quarter of 2012 and was $625 million as of December 31, 2012. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years. The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement effective October 1, 2010, which was subsequently amended and restated as of July 1, 2011.

Repurchase Program Borrowings

While the Company anticipates that the cash flows of its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2012, the fair value of securities pledged under the repurchase program was $168.1 million and the repurchase obligation of $150.0 million was included in the Company's consolidated balance sheets (at an average borrowing rate of 15 basis points). During 2012, the maximum balance outstanding at any one point in time related to these programs was $425.0 million. The average daily balance was $266.3 million (at an average borrowing rate of 14 basis points) during the year ended December 31, 2012. As of December 31, 2011, the Company had no outstanding balance related to such borrowings. These borrowings are for a term less than thirty days. During 2011, the maximum balance outstanding at any one point in time related to these programs was $348.2 million. The average daily balance was $147.7 million (at an average borrowing rate of 13 basis points) during the year ended December 31, 2011.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on non-recourse funding obligations, letters of credit, and other temporary borrowings was $92.9 million, $90.8 million, and $71.4 million in 2012, 2011, and 2010, respectively. The $2.1 million variance was primarily due to an increase in interest expense on the Golden Gate V non-recourse funding obligation which was offset by reductions in interest expense as a result of the Company's repurchase of non-recourse funding obligations during the year.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 20 cities including 24,090 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The Company had rental expense of $11.2 million, $10.8 million, and $10.8 million for the years ended December 31, 2012, 2011, and 2010, respectively. The aggregate annualized rent was approximately $6.9 million for the year ended December 31, 2012. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2013	$6,948
2014	5,462
2015	4,229
2016	2,664
2017	740
Thereafter	235

Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2013	$679
2014	75,065

As of December 31, 2012 and 2011, the Company had outstanding mortgage loan commitments of $182.6 million at an average rate of 5.10% and $182.4 million at an average rate of 5.58%, respectively.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In addition, from time to time, companies may be asked to contribute amounts beyond prescribed limits. Most insurance guaranty fund laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. The Company does not believe its insurance guaranty fund assessments will be materially different from amounts already provided for in the financial statements.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Companies in the financial services and insurance industries are also sometimes the target of law enforcement and regulatory investigations

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES — (Continued)

relating to the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such outcome will have an impact, either individually or in the aggregate, on its financial condition or results of operations that differs materially from the Company's established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company's financial condition or results of operations for any particular reporting period.

In the IRS audit that concluded during this quarter, the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and is seeking resolution at the IRS' Appeals Division. Although it cannot be certain, the Company believes that the Appeals process will conclude within the next 12 months. If the IRS prevails on every issue that it identified in this audit, and the Company does not litigate these issues, then the Company will make an income tax payment of approximately $24.3 million. However, this payment, if it was to occur, would not materially impact the Company or its effective tax rate.

The Company has received notice from two third party auditors that the Company, as well as certain of its insurance affiliates and certain other insurance companies for which the Company has co-insured blocks of life insurance and annuity products, will be audited for compliance with the unclaimed property laws of a number of states. The audits are being conducted on behalf of the treasury departments in such states. The focus of the audits is on whether there have been unreported deaths, maturities, or policies that have exceeded limiting age with respect to which death benefits or other payments under life insurance or annuity policies should be treated as unclaimed property that should be escheated to the state. The Company has recorded a reserve with respect to life insurance policies and certain co-insured blocks of life insurance policies issued by other companies in connection with these pending audits. The Company does not consider the amount of this reserve to be material to the Company's financial condition or results of operations. With respect to one block of life insurance policies that is co-insured by the Company, the Company is presently unable to estimate the reasonably possible loss or range of loss due to a number of factors, including uncertainty as to the legal theory or theories that may give rise to liability, uncertainty as to whether the Company or other companies are responsible for the liabilities, if any, arising in connection with such policies, the distinct characteristics of this co-insured block of policies which differentiate it from the blocks of life insurance policies for which the Company has recorded a reserve, and the early stages of the audits being conducted. The Company will continue to monitor the matter for any developments that would make the loss contingency associated with this block of co-insured policies probable or reasonably estimable.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES — (Continued)

The Company has received notice that it and its affiliated life insurance companies are subject to a targeted multi-state examination with respect to their claims paying practices and their use of the U.S. Social Security Administration's Death Master File or similar databases (a "Death Database") to identify unreported deaths in their life insurance policies, annuity contracts and retained asset accounts. There is no clear basis in previously existing law for requiring a life insurer to search for unreported deaths in order to determine whether a benefit is owed, and substantial legal authority exists to support the position that the prevailing industry practice was lawful. A number of life insurers, however, have entered into settlement or consent agreements with state insurance regulators under which the life insurers agreed to implement procedures for periodically comparing their life insurance and annuity contracts and retained asset accounts against a Death Database, treating confirmed deaths as giving rise to a death benefit under their policies, locating beneficiaries and paying them the benefits and interest, and escheating the benefits and interest as well as penalties to the state if the beneficiary could not be found. It has been publicly reported that the life insurers have paid substantial administrative and/or examination fees to the insurance regulators in connection with the settlement or consent agreements. The Company believes it is reasonably possible that insurance regulators could demand from the Company administrative and/or examination fees relating to the targeted multi-state examination. Based on publicly reported payments by other life insurers, the Company estimates the range of such fees to be from $0 to $3.5 million.

12.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2012, 2011, and 2010, PL&A paid no dividends to PLC on its preferred stock.

13.  STOCK-BASED COMPENSATION

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, 2008, and 2012, up to 9,500,000 PLC shares may be issued in payment of awards.

The criteria for payment of the 2012 performance awards is based on PLC's average operating return on average equity ("ROE") over a three-year period. If PLC's ROE is below 10.0%, no award is earned. If PLC's ROE is at or above 11.2%, the award maximum is earned. The criteria for payment of the 2011 performance awards is based on PLC's ROE (excluding certain accounting and operating income definition changes) over a three-year period. If PLC's ROE is below 9%, no award is earned. If PLC's ROE is at or above 10.0%, the award maximum is earned. Awards are paid in shares of PLC's common stock. Performance shares are equivalent in value to one share of our common stock times the award earned percentage payout. Performance share awards of 306,100 were issued during the year ended December 31, 2012 and 191,000 performance share awards were issued during the year ended December 31, 2011.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

Performance share awards in 2012 and 2011 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2012	306,100	$8,608
2011	191,100	5,433
2010	—	—

Stock appreciation rights ("SARs") of PLC have been granted to certain officers to provide long-term incentive compensation based solely on the performance of PLC's common stock. The SARs are exercisable either five years after the date of grants or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2009	$22.28	2,469,202
SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)
Balance at December 31, 2010	$21.97	2,324,837
SARs exercised / forfeited	8.31	(50,608)
Balance at December 31, 2011	$22.27	2,274,229
SARs exercised / forfeited / expired	22.60	(633,062)
Balance at December 31, 2012	$22.15	1,641,167

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

The following table provides information as of December 31, 2012, about equity compensation plans under which PLC's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2012(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2012(b)	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2012(c)
Equity compensation plans approved by shareowners	2,702,768	(1)	$22.15 (3)	4,530,673 (4)
Equity compensation plans not approved by shareowners	318,421	(2)	Not applicable	Not applicable(5)
Total	3,021,189		$22.15	4,530,673

(1)  Includes the following number of shares: (a) 1,066,759 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of PLC common stock will be payable with respect to each outstanding SAR); (b) 602,160 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2012); (c) 646,632 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); (d) 319,555 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under PLC's Deferred Compensation Plan for Officers; and (e) 67,662 shares issuable with respect to stock equivalents representing previous awards under PLC's Stock Plan for Non-Employee Directors that the recipient deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC.

(2)  Includes the following number of PLC's shares of common stock: (a) 216,103 shares issuable with respect to stock equivalents representing (i) stock awards to PLC's Directors before June 1, 2004 that the recipient deferred pursuant to PLC's Deferred Compensation Plan for Directors Who Are Not Employees of the Company and (ii) cash retainers and fees that PLC's Directors deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC, and (b) 102,318 shares issuable with respect to stock equivalents pursuant to PLC's Deferred Compensation Plan for Officers.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents shares of PLC's common stock available for future issuance under the LTIP and the Company's Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of PLC's shares of common stock issuable under such plans. The total number of PLC's shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

The outstanding SARs as of December 31, 2012, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$26.49	50,000	1	50,000
41.05	106,700	3	106,700
48.60	38,400	4	38,400
45.70	35,070	4	35,070
43.46	181,550	5	181,550
48.05	3,000	5	3,000
41.12	2,500	5	2,500
38.59	303,100	6	303,100
3.50	629,608	7	629,608
17.48	8,000	8	5,333
18.36	283,239	8	181,888

There were no SARs issued for the years ended December 31, 2012 and 2011. The SARs issued for the year ended December 31, 2010, had estimated fair values at grant date of $3.3 million. These fair values were estimated using a Black- Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and an expected exercise date of 2016.

Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. PLC issued 190,800 restricted stock units for the year ended December 31, 2012 and 175,500 restricted stock units for the year ended December 31, 2011. These awards had a total fair value at grant date of $5.4 million and $5.0 million, respectively. Approximately half of these restricted stock units vest after three years from grant date and the remainder vest after four years.

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $10.3 million, $10.2 million, and $10.2 million in 2012, 2011, and 2010, respectively. The Company recognized expense associated with PLC's stock-based compensation plans for compensations awarded to its employees of $3.9 million, $2.7 million, and $3.0 million in 2012, 2011, and 2010, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's common stock are reported as a component of shareowners' equity, net of deferred taxes.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

PLC sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation.

Effective January 1, 2008, PLC made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

In July of 2012, the Moving Ahead for Progress in the 21st Century Act ("MAP-21"), which includes pension funding stabilization provisions, was signed into law. These provisions establish an interest rate corridor which is designed to stabilize the segment rates used to determine funding requirements from the effects of interest rate volatility. The funding stabilization provisions of MAP-21 will reduce PLC's minimum required defined benefit plan contributions for the 2012 and 2013 plan years. We are evaluating the impact this change will have on funding requirements in future years. Since the funding stabilization provisions of MAP-21 do not apply for Pension Benefit Guaranty Corporation ("PBGC") reporting purposes, PLC may also make additional contributions in future periods to maintain an 80% funded status for PBGC reporting purposes.

During the twelve months ended December 31, 2012, PLC contributed $11.6 million to its defined benefit pension plan for the 2011 plan year and $9.6 million to its defined benefit pension plan for the 2012 plan year. PLC has not yet determined what amount it will fund during 2013, but estimates that the amount will be between $6 million and $15 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2012	2011	2012	2011
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$210,319	$186,300	$39,828	$33,675
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$199,162	$165,704	$36,256	$31,592
Service cost	9,145	8,682	867	679
Interest cost	8,977	8,938	1,473	1,506
Amendments	—	94	—	3
Actuarial (gain) or loss	15,286	23,859	6,946	4,187
Special termination benefits	—	—	—	—
Benefits paid	(9,251)	(8,115)	(2,571)	(1,711)
Projected benefit obligation at end of year	223,319	199,162	42,971	36,256
Change in plan assets:
Fair value of plan assets at beginning of year	125,058	117,856	—	—
Actual return on plan assets	15,202	2,874	—	—
Employer contributions(1)	21,178	12,443	2,571	1,711
Benefits paid	(9,251)	(8,115)	(2,571)	(1,711)
Fair value of plan assets at end of year	152,187	125,058	—	—
After reflecting FASB guidance:
Funded status	(71,132)	(74,104)	(42,971)	(36,256)
Amounts recognized in the balance sheet:
Other liabilities	(71,132)	(74,104)	(42,971)	(36,256)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	95,055	91,804	17,571	11,924
Prior service cost/(credit)	(1,816)	(2,208)	48	60
Total	$93,239	$89,596	$17,619	$11,984

(1)  Employer contributions disclosed are based on PLC's fiscal filing year

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2012	2011	2012	2011
Discount rate	4.07%	4.62%	3.37%	4.07%
Rate of compensation increase	3.0	2.5 - 3.0	4.0	3.5 - 4.0
Expected long-term return on plan assets	7.5	7.75	N/A	N/A

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

In assessing the reasonableness of its long-term rate of return assumption, PLC obtained 25 year annualized returns for each of the represented asset classes. In addition, PLC received evaluations of market performance based on PLC's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that PLC utilized to determine an appropriate long-term rate of return assumption.

Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2012	2011	2010	2012	2011	2010
Discount rate	4.62%	5.30%	5.57%	4.07%	4.79%	5.4%
Rates of compensation increase	2.5 - 3.0	2.5 - 3.0	0 - 3.75	3.5 - 4.0	3.5 - 4.0	0 - 4.75
Expected long-term return on plan assets	7.75	7.75	8.00	N/A	N/A	N/A

Components of the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2012	2011	2010	2012	2011	2010
	(Dollars In Thousands)
Service cost — benefits earned during the period	$9,145	$8,682	$7,423	$867	$679	$584
Interest cost on projected benefit obligation	8,977	8,938	8,091	1,473	1,506	1,545
Expected return on plan assets	(10,916)	(10,021)	(9,349)	—	—	—
Amortization of prior service cost/(credit)	(392)	(392)	(403)	12	12	12
Amortization of actuarial losses(1)	7,749	5,625	3,905	1,300	881	653
Total benefit cost	$14,563	$12,832	$9,667	$3,652	$3,078	$2,794

(1)  2012 average remaining service period used is 8.14 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

The estimated net actuarial loss, prior service cost/(credit), and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 is as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$9,150	$1,767
Prior service cost / (credit)	(392)	12
Transition obligation	—	—

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the Plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

Allocation of plan assets of the defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2013	2012	2011
Cash and cash equivalents	2.0%	4.0%	1.0%
Equity securities	60.0	60.0	61.0
Fixed income	38.0	36.0	38.0
Total	100.0%	100.0%	100.0%

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from PLC in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are in a Russell 3000 index fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in a Spartan 500 index fund managed by Fidelity. The plan's cash is invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with PLC.

Plan assets of the defined benefit pension plan by category as of December 31, are as follows:

	As of December 31,
Asset Category	2012	2011
	(Dollars In Thousands)
Cash	$6,222	$1,004
Equity securities:
Collective Russell 3000 Equity Index Fund	61,451	52,792
Fidelity Spartan U.S. Equity Index Fund	34,482	29,735
Fixed income	50,032	41,527
Total investments	152,187	125,058
Employer contribution receivable	—	2,270
Total	$152,187	$127,328

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with the Company is recorded at contract value, which, by utilizing a long-term view, the Company believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$6,222	$—	$6,222
Collective investment funds	—	95,933	—	95,933
Group deposit administration annuity contract	—	—	50,032	50,032
Total investments	$—	$102,155	$50,032	$152,187

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$1,004	$—	$1,004
Collective investment funds	—	82,527	—	82,527
Group deposit administration annuity contract	—	—	41,527	41,527
Total investments	$—	$83,531	$41,527	$125,058

For the year ended December 31, 2012, $6.0 million was transferred into Level 3 from Level 2. This transfer was made to maintain an acceptable asset allocation as set by PLC's investment policy.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2.

For the year ended December 31, 2011, there were no transfers between levels.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of year	$41,527	$39,403
Interest income	2,505	2,124
Transfers from collective short-term investments fund	6,000	—
Transfers to collective short-term investments fund	—	—
Balance, end of year	$50,032	$41,527

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
2013	$13,088	$3,614
2014	12,516	3,742
2015	12,949	3,843
2016	13,603	3,838
2017	15,250	4,001
2018-2022	81,524	17,486

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2012 and 2011, the accumulated postretirement benefit obligation associated with these benefits was $0.8 million and $0.9 million, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$949	$1,309
Service cost	6	9
Interest cost	17	28
Amendments	—	(29)
Actuarial (gain) or loss	(144)	(297)
Plan participant contributions	293	255
Benefits paid	(333)	(326)
Special termination benefits	—	—
Benefit obligation, end of year	$788	$949

For the retiree medical plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 1.09% and 1.97%, respectively.

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2012 and 2011, PLC's liability related to this benefit was less than $0.1 million. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$8,951	$7,955
Service cost	123	118
Interest cost	412	416
Amendments	—	—
Actuarial (gain) or loss	895	816
Plan participant contributions	—	—
Benefits paid	(311)	(354)
Special termination benefits	—	—
Benefit obligation, end of year	$10,070	$8,951

For the postretirement life insurance plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 4.10% and 4.62%, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC's expected long-term rate of return assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 3.26% and 3.45%, respectively. In assessing the reasonableness of its long-term rate of return assumption, PLC utilized a 20 year annualized return and a 20 year average return on Barclay's short treasury index. PLC's long-term rate of return assumption was determined based on analytics related to these 20 year return results.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

The fair value of each major category of plan assets for PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2012	2011	2010
	(Dollars In Thousands)
Money Market Fund	$6,174	$6,193	$6,217

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,174	$—	$—	$6,174

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,193	$—	$—	$6,193

For the year ended December 31, 2012 and 2011, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($17,000 for 2012). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($5,500 for 2012). PLC matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan. For the year ended December 31, 2012, and 2011, PLC recorded an expense of $5.9 million and $5.6 million, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.4 million, $0.4 million, and $0.2 million, respectively, in 2012, 2011, and 2010.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2012, the plans had 932,801 common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity.

15.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.4	0.5
Investment income not subject to tax	(3.1)	(2.0)	(1.4)
Uncertain tax positions	0.2	(0.1)	(0.9)
Other	0.4	(1.2)	0.1
	32.9%	32.1%	33.3%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

The components of the Company's income tax are as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$78,510	$(4,609)	$3,600
State	2,496	33	2,944
Total current	$81,006	$(4,576)	$6,544
Deferred income tax expense:
Federal	$66,375	$153,412	$104,608
State	3,662	2,683	(1,287)
Total deferred	$70,037	$156,095	$103,321

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$51,276	$35,267
Intercompany losses	45,079	42,685
Invested assets (other than unrealized gains)	—	68,530
Deferred compensation	3,750	3,059
State tax valuation allowance	(2,552)	(2,440)
Other	26,604	454
	124,157	147,555
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	911,858	873,979
Invested assets (other than realized gains)	20,936	—
Unrealized gain on investments	975,076	567,572
	1,907,870	1,441,551
Net deferred income tax (liability) asset	$(1,783,713)	$(1,293,996)

The Company's income tax returns are included in PLC's consolidated U.S. income tax returns.

In management's judgment, the gross deferred income tax asset as of December 31, 2012, will more likely than not be fully realized. With regard to state tax loss carryforwards, the Company has recognized a valuation allowance of $2.6 million and $2.4 million as of December 31, 2012 and 2011, respectively, related to operating loss carryforwards that it has determined are more likely than not to expire unutilized. As of December 31, 2012 and 2011, no valuation allowances were established with regard to deferred tax assets relating to impairments on fixed maturities, capital loss carryforwards, and unrealized losses on investments. As of December 31, 2012 and 2011, the Company relied upon certain prudent and feasible tax-planning strategies and its ability and intent to hold to recovery its

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold any unrealized loss bond to maturity, thereby avoiding a realized loss, or to generate a realized gain from unrealized gain bonds if such unrealized loss bond is sold at a loss prior to maturity. As of December 31, 2012, the Company recorded a net unrealized gain on its fixed maturities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$4,318	$12,659
Additions for tax positions of the current year	9,465	—
Additions for tax positions of prior years	64,050	106
Reductions of tax positions of prior years:
Changes in judgment	(3,498)	(8,447)
Settlements during the period	—	—
Lapses of applicable statute of limitations	—	—
Balance, end of period	$74,335	$4,318

Included in the balance above, as of December 31, 2012 and 2011, are approximately $67.5 million and $2.0 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $6.8 million and $2.3 million as of December 31, 2012 and as of December 31, 2011, respectively.

Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. There were no amounts included in 2012, a $1.4 million benefit in 2011, and a $2.9 million expense in 2010. The Company has no accrued interest associated with unrecognized tax benefits as of December 31, 2012, and approximately $1.4 million of accrued interest associated with unrecognized tax benefits as of December 31, 2011 (before taking into consideration the related income tax benefit that is associated with such an expense).

During 2012, an IRS audit concluded in which the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and is seeking resolution at the IRS' Appeals Divisions. Although it cannot be certain, the Company believes the Appeals process may conclude within the next 12 months. If this is the case, approximately $16.1 million of the unrecognized tax benefits on the above chart will be reduced. This reduction could occur because of the Company's successful negotiation of certain issues at Appeals coupled with its unsuccessful negotiations on other issues. This possible scenario includes an assumption that the Company would pay the IRS-asserted deficiencies on issues that it loses at Appeals rather than litigating such issues. If the IRS prevails at Appeals and the Company does not litigate these issues, the tax payments that would occur as a result would not materially impact the Company or its effective tax rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

During the 12 months ended December 31, 2012 and 2011, the Company's uncertain tax position liability decreased in the amount of $3.5 million and $8.4 million, respectively, as a result of new technical guidance and other developments which led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized.

In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

16.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest expense	$92,175	$89,657	$57,544
Income taxes	77,665	25,129	(79,281)
Noncash investing and financing activities:
Decrease in collateral for securities lending transactions	—	(96,653)	(10,630)

17.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $4.7 million, $4.6 million, and $3.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $154.7 million, $143.0 million, and $135.9 million for the years ended December 31, 2012, 2011, and 2010, respectively. In addition, the Company has an intercompany payable with affiliates as of December 31, 2012 and 2011 of $10.3 million and $26.8 million, respectively and an intercompany receivable with affiliates of $6.0 million and $34.0 million as of December 31, 2012 and 2011, respectively.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $59.1 million, $51.0 million, and $13.1 million for the years ended December 31, 2012, 2011, and 2010, respectively. In addition, in 2010, PLC also received a $5 million deposit from Regions Bank Stable Principal Fund related to a Guaranteed Investment Contract sold by PLC. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $13.0 million, $4.6 million, and $7.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty to indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2012, PLC is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  RELATED PARTY TRANSACTIONS — (Continued)

As of February 1, 2000, PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, wherein as of December 31, 2012, PLC continues to guarantee the obligations of the Company thereunder.

The Company has agreements with certain of its subsidiaries under which it provides administrative services for a fee. These services include but are not limited to accounting, financial reporting, compliance, policy administration, reserve computations, and projections. In addition, the Company and its subsidiaries pay PLC for investment, legal and data processing services.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

The Company has also entered into intercompany reinsurance agreements that provide for a more balanced mix of business at various insurance entities. These transactions were eliminated in consolidation.

During 2012, PLC entered into an intercompany capital support agreement with Shades Creek Captive Insurance Company ("Shades Creek"), a direct wholly-owned insurance subsidiary. The agreement provides through a guarantee that PLC will contribute assets or purchase surplus notes (or cause an affiliate or third party to contribute assets or purchase surplus notes) in amounts necessary for Shades Creek's regulatory capital levels to equal or exceed minimum thresholds as defined by the agreement. As of December 31, 2012, Shades Creek maintained capital levels in excess of the required minimum thresholds. The maximum potential future payment amount which could be required under the capital support agreement will be dependent on numerous factors, including the performance of equity markets, the level of interest rates, performance of associated hedges, and related policyholder behavior.

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company and its insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the NAIC and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs, 2) benefit liabilities that are calculated using realistic estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to statutory limits, 4) similar treatment of realized gains and losses on the sale of securities, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

Statutory net income for PLICO was $376.3 million, $259.2 million, and $303.6 million for the year ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus for PLICO was $3.0 billion and $2.6 billion as of December 31, 2012 and 2011, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

As of December 31, 2012, approximately $633 million of consolidated shareowner's equity, excluding net unrealized gains on investments, represented net assets of the Company's insurance subsidiaries that cannot be transferred to the Protective Life Insurance Company in the form of dividends, loans, or advances. In addition, the Company's insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. In addition, the Company can receive approximately $95.0 million of ordinary dividends from its insurance subsidiaries in 2013.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2012, the Company's total adjusted capital and company action level RBC was $3.3 billion and $644 million, respectively, providing an RBC ratio of approximately 510%.

As of December 31, 2012, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $48.7 million.

The states of domicile of the Company and its insurance subsidiaries have adopted prescribed accounting practices that differ from the required accounting outlined in NAIC Statutory Accounting Principles ("SAP"). The insurance subsidiaries also have certain accounting practices permitted by the states of domicile that differ from those found in NAIC SAP.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting, the reporting of Bank Owned Life Insurance ("BOLI") separate account amounts at book value rather than at fair value, and a reserve difference related to a captive insurance company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The favorable (unfavorable) effects of the Company's statutory surplus, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2012	2011
	(Dollars In Millions)
Non-admission of goodwill	$—	$(159)
Report BOLI Separate Accounts at Book Value	(1)	(7)
Reserving difference related to a captive insurance company	(49)	—
Total (net)	$(50)	$(166)

The Company also has certain prescribed and permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, and accounting for the face amount of all issued and outstanding letters of credit as an asset in the statutory financial statements of certain wholly owned subsidiaries that are considered "Special Purpose Financial Captives".

The favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2012	2011
	(Dollars In Millions)
Accounting for Letters of Credit as admitted assets	$1,205	$1,015
Accounting for Red Mountain Note as admitted asset	$300	$—
Reserving based on state specific actuarial practices	$95	$84

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

In the first quarter of 2012, the Company adopted ASU No. 2011-04 — Fair Value Measurement — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs. The amendments in this Update resulted in modification of certain disclosures regarding fair value measurements, but did not result in a material change to the Company's fair value methodology or measurements and had no impact to the Company's financial position or results of operations.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,839,326	$4	$1,839,330
Commercial mortgage-backed securities	—	869,823	—	869,823
Other asset-backed securities	—	378,870	596,143	975,013
U.S. government-related securities	909,988	258,458	—	1,168,446
State, municipalities, and political subdivisions	—	1,439,378	4,275	1,443,653
Other government-related securities	—	80,767	20,011	100,778
Corporate bonds	207	20,197,528	167,892	20,365,627
Total fixed maturity securities — available-for-sale	910,195	25,064,150	788,325	26,762,670

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Fixed maturity securities — trading Residential mortgage-backed securities	$—	$357,803	$—	$357,803
Commercial mortgage-backed securities	—	171,073	—	171,073
Other asset-backed securities	—	87,395	70,535	157,930
U.S. government-related securities	304,704	1,169	—	305,873
State, municipalities, and political subdivisions	—	278,898	—	278,898
Other government-related securities	—	63,444	—	63,444
Corporate bonds	—	1,672,172	115	1,672,287
Total fixed maturity securities — trading	304,704	2,631,954	70,650	3,007,308
Total fixed maturity securities	1,214,899	27,696,104	858,975	29,769,978
Equity securities	273,072	35,116	65,527	373,715
Other long-term investments(1)	23,639	58,134	48,655	130,428
Short-term investments	214,295	2,492	—	216,787
Total investments	1,725,905	27,791,846	973,157	30,490,908
Cash	269,582	—	—	269,582
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	9,601,417	—	—	9,601,417
Variable universal life	562,817	—	—	562,817
Total assets measured at fair value on a recurring basis	$12,159,721	$27,791,846	$973,157	$40,924,724
Liabilities:
Annuity account balances(2)	$—	$—	$129,468	$129,468
Other liabilities(1)	19,187	27,250	611,437	657,874
Total liabilities measured at fair value on a recurring basis	$19,187	$27,250	$740,905	$787,342

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$2,337,037	$7	$2,337,044
Commercial mortgage-backed securities	—	550,527	—	550,527
Other asset-backed securities	—	298,216	614,813	913,029
U.S. government-related securities	664,506	536,173	15,000	1,215,679
State, municipalities, and political subdivisions	—	1,327,713	—	1,327,713
Other government-related securities	—	93,017	—	93,017
Corporate bonds	204	18,440,822	119,565	18,560,591
Total fixed maturity securities — available-for-sale	664,710	23,583,505	749,385	24,997,600
Fixed maturity securities — trading Residential mortgage-backed securities	—	313,963	—	313,963
Commercial mortgage-backed securities	—	190,247	—	190,247
Other asset-backed securities	—	29,585	28,343	57,928
U.S. government-related securities	555,601	255	—	555,856
State, municipalities, and political subdivisions	—	229,032	—	229,032
Other government-related securities	—	44,845	—	44,845
Corporate bonds	—	1,568,094	—	1,568,094
Total fixed maturity securities — trading	555,601	2,376,021	28,343	2,959,965
Total fixed maturity securities	1,220,311	25,959,526	777,728	27,957,565
Equity securities	211,023	11,310	70,080	292,413
Other long-term investments(1)	27,757	7,785	19,103	54,645
Short-term investments	101,470	—	—	101,470
Total investments	1,560,561	25,978,621	866,911	28,406,093
Cash	169,775	—	—	169,775
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617
Total assets measured at fair value on a recurring basis	$8,974,912	$25,978,621	$866,911	$35,820,444
Liabilities:
Annuity account balances(2)	$—	$—	$136,462	$136,462
Other liabilities(1)	2,727	15,370	437,613	455,710
Total liabilities measured at fair value on a recurring basis	$2,727	$15,370	$574,075	$592,172

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a ''waterfall'' approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price over 90% of the Company's available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2012.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2012, the Company held $3.7 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin.

As of December 31, 2012, the Company held $666.7 million of Level 3 ABS, which included $70.5 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities,8) liquidity premium, and 9) paydown rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Corporate bonds, U.S. Government-related securities, States, municipals, and political subdivisions, and Other government related securities

As of December 31, 2012, the Company classified approximately $24.0 billion of corporate bonds, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings.

The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2012, the Company classified approximately $192.3 million of bonds and securities as Level 3 valuations. Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2012, the Company held approximately $100.6 million of equity securities classified as Level 2 and Level 3. Of this total, $64.6 million represents Federal Home Loan Bank ("FHLB") stock. The Company believes that the cost of the FHLB stock approximates fair value. The remainder of these equity securities is primarily made up of holdings we have obtained through bankruptcy proceedings or debt restructurings.

Other long-term investments and Other liabilities

Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 20, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2012, 79.3% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments classified as Level 1 generally include futures, credit default swaps, and puts, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate and inflation swaps, puts, and swaptions. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The guaranteed minimum withdrawal benefits ("GMWB") embedded derivative is carried at fair value in "other long-term investments" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — Derivative financial instruments". Refer to Note 20, Derivative Financial Instruments for more information related to GMWB embedded derivative gains and losses. The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality that is consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. The fair value of the embedded derivative is the difference between the policy liabilities (net of policy loans) of $2.6 billion and the fair value of the trading securities of $3.1 billion. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings. The fair value of the embedded derivative is considered a Level 3 valuation due to the unobservable nature of the policy liabilities.

Certain of the Company's subsidiaries have entered into interest support, YRT premium support and portfolio maintenance agreements with PLC. These agreements meet the definition of a derivative and are accounted for at fair value and are considered Level 3 valuations. The fair value of these

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

derivatives as of December 31, 2012 was $17.1 million and is included in "Other long-term investments". For information regarding realized gains on these derivatives please refer to 20, Derivative Financial Instruments.

The Interest Support Agreement provides that PLC will make payments to Golden Gate II if actual investment income on certain of Golden Gate II's asset portfolios falls below a calculated investment income amount as defined in the Interest Support Agreement. The calculated investment income amount is a level of investment income deemed to be sufficient to support certain of Golden Gate II's obligations under a reinsurance agreement with the Company, dated July 1, 2007. The derivative is valued using an internal valuation model that assumes a conservative projection of investment income under an adverse interest rate scenario and the probability that the expectation falls below the calculated investment income amount. The fair value of this derivative as of December 31, 2012 was $15.0 million. The assessment of required payments from PLC under the Interest Support Agreement occurs annually. As of December 31, 2012, no payments have been triggered under this agreement.

The YRT Premium support agreement provides that PLC will make payments to Golden Gate II in the event that YRT premium rates increase. The derivative is valued using an internal valuation model. The valuation model is a probability weighted discounted cash flow model. The value is primarily a function of the likelihood and severity of future YRT premium increases. The fair value of this derivative as of December 31, 2012 was $1.6 million. As of December 31, 2012, no payments have been triggered under this agreement.

The portfolio maintenance agreements provide that PLC will make payments to Golden Gate V and West Coast Life in the event of other-than-temporary impairments on investments that exceed defined thresholds. The derivatives are valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on the investment portfolios. The fair value of the portfolio maintenance agreements as of December 31, 2012, was approximately $0.5 million.

Annuity account balances

The Company records its equity indexed annuities ("EIA") at fair value. The fair value is considered a Level 3 valuation. The EIA valuation model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done using multiple risk neutral stochastic equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed at least annually as a part of the formal unlocking process. If an event were to occur within a quarter that would make the assumptions unreasonable, the assumptions would be reviewed within the quarter.

The discount rate for the equity indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2012, ranged from a one month rate of 0.30%, a 5 year rate of 1.96%, and a 30 year rate of 4.14%. A credit spread component is also included in the calculation to accommodate non-performance risk.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars In Thousands)
Assets:
Other asset-backed securities	$596,143	Discounted cash flow	Liquidity premium Paydown rate	0.72% - 1.68% (1.29%) 8.51% - 18.10% (11.40%)
Other government- related securities	20,011	Discounted cash flow	Spread over treasury	(0.30%)
Corporate bonds	168,007	Discounted cash flow	Spread over treasury	0.92% - 7.75% (3.34%)
Liabilities:
Embedded derivatives — GMWB(1)	$169,041	Actuarial cash flow model	Mortality Lapse	57% of 1994 GMDB table 0% - 24%, depending on product/duration/funded status of guarantee
			Utilization	93% - 100%
			Nonperformance risk	0.09% - 1.34%
Annuity account balances(2)	129,468	Actuarial cash flow model	Asset earned rate	5.81%
			Expenses	$88 - $108 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	57% of 1994 GMDB table 2.2% - 45.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.09% - 1.34%

(1)  The fair value for the GMWB embedded derivative is presented as a net liability. Excludes modified coinsurance arrangements.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company which resulted in $70.5 million of financial instruments, all asset backed securities, being classified as Level 3 as of December 31, 2012.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2012, the Company held $69.8 million of financial instruments where book value approximates fair value. Of the $69.8 million, $65.5 million represents equity securities, which are predominantly FHLB stock, and $4.3 million of other fixed maturity securities.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS' fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and increase when spreads decrease.

The GMWB liability is sensitive to changes in the discount rate which includes the Company's nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company's nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the liability and conversely, if there is a decrease in the assumptions the liability would increase. The liability is also dependent on the assumed policyholder utilization of the GMWB where an increase in assumed utilization would result in an increase in the liability and conversely, if there is a decrease in the assumption, the liability would decrease.

The fair value of the EIA account balance liability is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the EIA account balance liability is sensitive to the asset earned rate and required return on assets. The value of the liability increases with an increase in required return on assets and decreases with an increase in the asset earned rate and conversely, the value of the liability decreases with a decrease in required return on assets and an increase in the asset earned rate.

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PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2012, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$7	$—	$—	$—	$—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	614,813	339	21,780	—	(22,587)
U.S. government-related securities	15,000	—	—	—	(2)
States, municipals, and political subdivisions		—	—	—	—
Other government-related securities	—	—	29	—	(27)
Corporate bonds	119,565	470	8,052	(4)	(2,723)
Total fixed maturity securities — available-for-sale	749,385	809	29,861	(4)	(25,339)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	28,343	4,086	—	(2,306)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	—	2	—	—	—
Total fixed maturity securities — trading	28,343	4,088	—	(2,306)	—
Total fixed maturity securities	777,728	4,897	29,861	(2,310)	(25,339)
Equity securities	70,080	8	827	—	(1,097)
Other long-term investments(1)	19,103	—	—	29,552	—
Short-term investments	—	—	—	—	—
Total investments	866,911	4,905	30,688	27,242	(26,436)
Total assets measured at fair value on a recurring basis	$866,911	$4,905	$30,688	$27,242	$(26,436)
Liabilities:
Annuity account balances(2)	$136,462	$—	$—	$12,293	$—
Other liabilities(1)	437,613	86,523	—	(260,347)	—
Total liabilities measured at fair value on a recurring basis	$574,075	$86,523	$—	$(248,054)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

For the year ended December 31, 2012, $67.7 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2012.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(3)	$—	$—	$—	$—	$4	$—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	—	(19,050)	—	—	771	77	596,143	—
U.S. government-related securities	—	(15,000)	—	—	—	2	—	—
States, municipals, and political subdivisions	4,275	—	—	—	—	—	4,275	—
Other government-related securities	20,024	—	—	—	—	(15)	20,011	—
Corporate bonds	11,960	(9,854)	—	—	40,060	366	167,892	—
Total fixed maturity securities — available-for-sale	36,259	(43,907)	—	—	40,831	430	788,325	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	48,255	(9,896)	—	—	—	2,053	70,535	1,780
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	1	—	—	—	112	—	115	10
Total fixed maturity securities — trading	48,256	(9,896)	—	—	112	2,053	70,650	1,790
Total fixed maturity securities	84,515	(53,803)	—	—	40,943	2,483	858,975	1,790
Equity securities	4	(4,295)	—	—	—	—	65,527	—
Other long-term investments(1)	—	—	—	—	—	—	48,655	29,552
Short-term investments	—	—	—	—	—	—	—	—
Total investments	84,519	(58,098)	—	—	40,943	2,483	973,157	31,342
Total assets measured at fair value on a recurring basis	$84,519	$(58,098)	$—	$—	$40,943	$2,483	$973,157	$31,342
Liabilities:
Annuity account balances(2)	$—	$—	$860	$20,147	$—	$—	$129,468	$—
Other liabilities(1)	—	—	—	—	—	—	611,437	(173,824)
Total liabilities measured at fair value on a recurring basis	$—	$—	$860	$20,147	$—	$—	$740,905	$(173,824)

For the year ended December 31, 2012, $26.8 million of securities were transferred out of Level 3. This amount was transferred to Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2012, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2012, there were no transfers from Level 1 to Level 2.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2011, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$20	$—	$12	$(4)	$—
Commercial mortgage-backed securities	19,901	—	147	—	(719)
Other asset-backed securities	641,129	4,527	28,873	(8,661)	(50,941)
U.S. government-related securities	15,109	—	—	—	(122)
States, municipals, and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	64,996	—	5,216	—	(1,689)
Total fixed maturity securities — available-for-sale	741,155	4,527	34,248	(8,665)	(53,471)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	59,925	1,213	—	(2,689)	—
U.S. government-related securities	3,442	387	—	(476)	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	—	611	—	(1,453)	—
Total fixed maturity securities — trading	63,367	2,211	—	(4,618)	—
Total fixed maturity securities	804,522	6,738	34,248	(13,283)	(53,471)
Equity securities	66,592	49	555	—	(1,050)
Other long-term investments(1)	31,765	—	—	(12,662)	—
Short-term investments	—	—	—	—	—
Total investments	902,879	6,787	34,803	(25,945)	(54,521)
Total assets measured at fair value on a recurring basis	$902,879	$6,787	$34,803	$(25,945)	$(54,521)
Liabilities:
Annuity account balances(2)	$143,264	$—	$—	$(5,850)	$—
Other liabilities(1)	190,529	—	—	(249,757)	—
Total liabilities measured at fair value on a recurring basis	$333,793	$—	$—	$(255,607)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(12)	$—	$—	$(9)	$—	$7	$—
Commercial mortgage-backed securities	—	(103)	—	—	(19,224)	(2)	—	—
Other asset-backed securities	—	—	—	—	—	(114)	614,813	—
U.S. government-related securities	—	—	—	—	—	13	15,000	—
States, municipals, and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	40,000	(3,543)	—	—	14,585	—	119,565	—
Total fixed maturity securities — available-for-sale	40,000	(3,658)	—	—	(4,648)	(103)	749,385	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	3,792	(40,292)	—	—	4,002	2,392	28,343	(937)
U.S. government-related securities	—	(3,347)	—	—	—	(6)	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	—	(37,292)	—	—	38,039	95	—	—
Total fixed maturity securities — trading	3,792	(80,931)	—	—	42,041	2,481	28,343	(937)
Total fixed maturity securities	43,792	(84,589)	—	—	37,393	2,378	777,728	(937)
Equity securities	3,962	(49)	—	—	21	—	70,080	—
Other long-term investments(1)	—	—	—	—	—	—	19,103	(12,662)
Short-term investments	—	—	—	—	—	—	—	—
Total investments	47,754	(84,638)	—	—	37,414	2,378	866,911	(13,599)
Total assets measured at fair value on a recurring basis	$47,754	$(84,638)	$—	$—	$37,414	$2,378	$866,911	$(13,599)
Liabilities:
Annuity account balances(2)	$—	$—	$654	$13,306	$—	$—	$136,462	$—
Other liabilities(1)	—	(2,673)	—	—	—	—	437,613	(249,757)
Total liabilities measured at fair value on a recurring basis	$—	$(2,673)	$654	$13,306	$—	$—	$574,075	$(249,757)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of equity indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of equity indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

		As of December 31,
		2012		2011
	Fair Value Level	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	3	$4,948,625	$5,723,579	$5,351,902	$6,251,902
Policy loans	3	865,391	865,391	879,819	879,819
Fixed maturities, held-to-maturity(1)	3	300,000	319,163	—	—
Liabilities:
Stable value product account balances	3	$2,510,559	$2,534,094	$2,769,510	$2,855,614
Annuity account balances	3	10,658,463	10,525,702	10,946,848	10,767,892
Mortgage loan backed certificates	3	—	—	19,755	19,893
Debt:
Non-recourse funding obligations(2)	3	$1,446,900	$1,357,290	$1,248,600	$1,060,275

Except as noted below, fair values were estimated using quoted market prices.

(1)  Security purchased from unconsolidated subsidiary, Red Mountain LLC.

(2)  Of this carrying amount $300 million, fair value of $297.6 million, relates to non-recourse funding obligations issued by Golden Gate V.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements

Mortgage loans on real estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to credit and liquidity risks.

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Fixed maturities, held-to-maturity

The Company estimates the fair value of its fixed maturity, held-to-maturity using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

Stable value product and Annuity account balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-recourse funding obligations

The Company estimated the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

20.  DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

Derivatives Related to Risk Mitigation of Variable Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to variable annuity contracts:

•  Foreign Currency Futures

•  Variance Swaps

•  Interest Rate Futures

•  Equity Options

•  Equity Futures

•  Credit Derivatives

•  Interest Rate Swaps

•  Interest Rate Swaptions

•  Volatility Futures

The Company has in certain periods, sold credit protection under single name credit default swaps and credit default swap indices for which it receives a premium to insure credit risk. Such credit derivatives are a part of the Company's program to mitigate risks related to certain minimum guaranteed benefits of variable annuity contracts and are designed to offset some portion of the Company's nonperformance risk. The Company will only make a payment in the event there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less an auction-determined recovery rate, to the percentage extent described. A credit event is generally defined to include material default, bankruptcy, or debt restructuring. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, would equal the notional value of the credit default swaps. As of December 31, 2012 and 2011, the Company did not have any open credit default swaps.

Other Derivatives

The Company has certain derivatives with PLC. These derivatives consist of an interest support agreement, a YRT premium support arrangement, and portfolio maintenance agreements with PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Accounting for Derivative Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

•  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

•  The Company has entered into an interest rate swap to convert LIBOR-based floating rate interest payments on a certain funding agreement to fixed rate interest payments. This structure is basically the same as that described regarding the CPI-based agreements and swaps. As of December 31, 2012, the Company no longer held these positions.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

Derivatives related to variable annuity contracts

•  The Company uses equity, interest rate, currency and volatility futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity and interest rate markets,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

foreign currency levels, and overall volatility. The equity futures resulted in net pre-tax losses of $50.8 million and $30.1 million and interest rate futures resulted in pre-tax gains of $21.1 million and $164.2 million for the year ended December 31, 2012 and 2011, respectively. Currency futures resulted in net pre-tax losses of $2.8 million and net pre-tax gains of $3.0 million for the year ended December 31, 2012 and 2011, respectively. Volatility futures resulted in pre-tax losses of $0.1 million for the year ended December 31, 2012. Such positions were not held during the year ended December 31, 2011.

•  The Company uses equity options and volatility swaps to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. The equity options resulted in net pre-tax losses of $37.4 million and $15.1 million and the volatility swaps resulted in net pre-tax losses of $11.8 million and $0.2 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company uses interest rate swaps and interest rate swaptions to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its variable annuity products. The interest rate swaps resulted in net pre-tax gains of $3.3 million and $7.7 million for the year ended December 31, 2012 and 2011, respectively. The interest rate swaptions resulted in net pre-tax losses of $2.3 million for the year ended December 31, 2012. Such positions were not held during the year ended December 31, 2011.

•  The Company entered into credit default swaps to partially mitigate the Company's non-performance risk related to certain guaranteed minimum withdrawal benefits within our variable annuity products. The Company reported net pre-tax losses of $7.9 million for the year ended December 31, 2011. Net settlements received were $2.5 million, offset by termination losses of $10.4 million. As of December 31, 2011, the Company did not hold any remaining credit default swaps. Such positions were not held during the year ended December 31, 2012.

•  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized pre-tax losses of $22.1 million and $127.5 million for the year ended December 31, 2012 and 2011, respectively, related to these embedded derivatives.

Other Derivatives

•  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities. The Company recognized pre-tax losses of $0.1 million and $11.3 million on interest rate swaps for the year ended December 31, 2012 and 2011, respectively.

•  The Company purchased interest rate caps during 2011 to mitigate risk associated with the Company's LIBOR exposure and the potential impact of European financial market distress. These caps resulted in net pre-tax losses of $2.7 million and $2.8 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company has an interest support agreement, a yearly renewable term ("YRT") premium support arrangement, and two portfolio maintenance agreements with PLC. The Company recognized pre-tax gains of $9.6 million and pre-tax losses of $0.3 million for the years ended

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

December 31, 2012 and 2011, respectively, related to the interest support agreement. The Company recognized a pre-tax gain of $0.6 million for the year ended December 31, 2012 related to the YRT premium support arrangement. There were no gains or losses for the year ended December 31, 2011 related to the YRT premium support arrangement. The Company entered into two separate portfolio maintenance agreements in October 2012. The Company recognized pre-tax gains of $0.5 million for the year ended December 31, 2012 related to its portfolio maintenance agreements.

•  The Company uses various swaps and other types of derivatives to manage risk related to other exposures. The Company recognized pre-tax losses of $0.1 million and $0.5 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had fair value changes which substantially offset the gains or losses on these embedded derivatives. The Company recognized pre-tax losses of $132.8 million and $134.3 million for the year ended December 31, 2012 and 2011, respectively.

The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2012		2011
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$—	$—	$7,068	$1
Derivatives not designated as hedging instruments:
Interest rate swaps	355,000	6,532	125,000	5,118
Volatility swaps	500	406	—	—
Derivatives with PLC(1)	1,404,750	17,064	796,713	6,400
Embedded derivative — Modco reinsurance treaties	30,244	1,330	30,001	2,038
Embedded derivative — GMWB	1,640,075	30,261	826,790	10,665
Interest rate futures	—	—	615,445	6,393
Equity futures	147,581	595	49,631	837
Currency futures	15,944	784	57,912	976
Interest rate caps	3,000,000	—	3,000,000	2,666
Equity options	573,493	61,833	440,000	19,396
Interest rate swaptions	400,000	11,370	—	—
Other	224	253	224	155
	$7,567,811	$130,428	$5,948,784	$54,645

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

	As of December 31,
	2012		2011
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other liabilities
Cash flow hedges:
Inflation	$182,965	$5,027	$244,399	$8,863
Interest rate	—	—	75,000	3,443
Derivatives not designated as hedging instruments:
Interest rate swaps	400,000	10,025	25,000	3,064
Volatility swaps	2,675	12,198	—	—
Embedded derivative — Modco reinsurance treaties	2,655,134	411,907	2,761,686	279,799
Embedded derivative — GMWB	5,253,961	199,530	3,741,688	157,813
Interest rate futures	893,476	13,970	270,019	1,148
Equity futures	152,364	3,316	189,765	1,454
Currency futures	131,979	1,901	14,348	126
	$9,672,554	$657,874	$7,321,905	$455,710

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31,
	2012			2011
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(77)	$—	$—	$(272)
Inflation	—	—	3,067	—	—	2,468
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(2,261)	$—	$—	$(3,581)	$—
Inflation	—	(938)	—	—	(276)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(177)	$—	$—	$(359)	$—	$—

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $1.7 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures — VA	$21,138	$164,221	$(11,778)
Equity futures — VA	(50,797)	(30,061)	(42,258)
Currency futures — VA	(2,763)	2,977	—
Volatility futures — VA	(132)	—	—
Volatility swaps — VA	(11,792)	(239)	(2,433)
Equity options — VA	(37,370)	(15,051)	(1,824)
Interest rate swaptions — VA	(2,260)	—	—
Interest rate swaps — VA	3,264	7,718	—
Credit default swaps — VA	—	(7,851)	—
Embedded derivative — GMWB	(22,120)	(127,537)	(5,728)
Total derivatives related to variable annuity contracts	(102,832)	(5,823)	(64,021)
Embedded derivative — Modco reinsurance treaties	(132,816)	(134,340)	(67,989)
Interest rate swaps	(87)	(11,264)	(8,427)
Interest rate caps	(2,666)	(2,801)	—
Derivatives with PLC(1)	10,664	(300)	(4,800)
Other derivatives	(79)	(477)	799
Total realized gains (losses) — derivatives	$(227,816)	$(155,005)	$(144,438)

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

From time to time, the Company is required to post and obligated to return collateral related to derivative transactions. As of December 31, 2012, the Company had posted cash and securities (at fair value) as collateral of approximately $34.8 million and $54.9 million, respectively. As of December 31, 2012, the Company received $11.6 million of cash as collateral. The Company does not net the collateral posted or received with the fair value of the derivative financial instruments for reporting purposes.

Realized investment gains (losses) — all other investments

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Modco trading portfolio(1)	$177,986	$164,224	$109,399

(1)  The Company elected to include the use of alternate disclosures for trading activities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS

The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets UL, variable universal life, bank-owned life insurance ("BOLI"), and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically "closed" blocks of business (no new policies are being marketed). Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

•  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

•  The Corporate and Other segment primarily consists of net investment income not attributable to the segments above (including the impact of carrying liquidity), expenses not attributable to the segments above, and a trading portfolio that was previously part of a variable interest entity. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income and assets. Segment operating income (loss) is income before income tax, excluding net realized investment gains and losses (excluding periodic settlements of derivatives associated with debt and certain investments) net of the related amortization of DAC and VOBA. Operating earnings exclude changes in the GMWB

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and net of the related amortization of DAC attributed to each of these items.

In the first quarter of 2012, management revised the definition of operating income (loss) as it relates to certain features of our variable annuity contracts and related hedging activities, to better reflect the basis on which the performance of its business is internally assessed. Under the revised definition, the following items have been excluded from operating income for the historical periods presented within the document:

•  Changes in GMWB embedded derivatives related to this rider feature of certain variable annuity products (excluding the portion attributed to economic costs). Economic cost is the long-term expected average cost of providing the product benefit over the life of the policy based on product pricing assumptions. These include assumptions about the economic/market environment, and elective and non-elective policy owner behavior (e.g. lapses, withdrawal timing, mortality, etc.). These features are considered embedded derivatives under ASC 815.

•  Changes in value of certain derivative instruments used to mitigate the risk related to variable annuity contracts.

•  That portion of the change in balance sheet components amortized over estimated gross profit that is attributed to the embedded GMWB derivative and related economic hedges (e.g. DAC amortization).

Prior periods have been revised to conform to the current period presentation for these changes.

Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

During the first quarter of 2010, the Company recorded a $7.8 million decrease in reserves related to the final settlement in the runoff Lender's Indemnity line of business within the Asset Protection Division.

During the first quarter of 2011, the Company recorded $8.5 million of pre-tax earnings in the Corporate and Other business segment relating to the settlement of a dispute with respect to certain investments.

There were no significant intersegment transactions during the year ended December 31, 2012, 2011, and 2010.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Revenues
Life Marketing	$1,233,654	$1,193,927	$1,127,924
Acquisitions	1,064,295	982,821	761,344
Annuities	610,489	633,185	500,697
Stable Value Products	123,274	170,455	168,127
Asset Protection	294,146	282,587	269,597
Corporate and Other	130,202	145,610	109,295
Total revenues	$3,456,060	$3,408,585	$2,936,984
Segment Operating Income (Loss)
Life Marketing	$102,114	$96,110	$123,495
Acquisitions	171,060	157,393	111,143
Annuities	117,778	79,373	48,109
Stable Value Products	60,329	56,780	39,207
Asset Protection	9,765	16,892	24,267
Corporate and Other	1,119	6,985	(13,458)
Total segment operating income	462,165	413,533	332,763
Realized investment (losses) gains — investments(1)(3)	188,729	194,866	134,559
Realized investment (losses) gains — derivatives(2)	(191,315)	(133,124)	(134,146)
Income tax expense	(151,043)	(151,519)	(109,865)
Net Income	$308,536	$323,756	$223,311
(1) Realized investment (losses) gains — investments	$174,692	$200,432	$117,056
Less: related amortization of DAC/VOBA	(14,037)	5,566	(17,503)
	$188,729	$194,866	$134,559
(2) Realized investment gains (losses) — derivatives	$(227,816)	$(155,005)	$(144,438)
Less: settlements on certain interest rate swaps	—	—	168
Less: derivative activity related to certain annuities	(36,501)	(21,881)	(10,460)
	$(191,315)	$(133,124)	$(134,146)
Net investment income
Life Marketing	$486,374	$446,014	$387,953
Acquisitions	550,334	529,261	458,703
Annuities	504,342	507,229	482,264
Stable Value Products	128,239	145,150	171,327
Asset Protection	19,698	21,650	23,959
Corporate and Other	100,351	104,140	100,639
Total net investment income	$1,789,338	$1,753,444	$1,624,845
Amortization of DAC and VOBA
Life Marketing	$45,079	$87,461	$47,809
Acquisitions	77,251	75,041	64,410
Annuities	45,319	57,201	76
Stable Value Products	947	4,556	5,430
Asset Protection	22,569	22,607	25,077
Corporate and Other	1,018	2,654	1,694
Total amortization of DAC and VOBA	$192,183	$249,520	$144,496

(3)  Includes credit related other-than-temporary impairments of $58.1 million, $47.3 million, and $41.4 million for the year ended December 31, 2012, 2011, and 2010, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2012
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$12,171,384	$11,312,550	$17,649,488	$2,509,160
Deferred policy acquisition costs and value of business acquired	2,001,708	679,746	491,184	1,399
Goodwill	—	35,615	—	—
Total assets	$14,173,092	$12,027,911	$18,140,672	$2,510,559
	Asset Protection	Corporate and Other	Total Adjustments	Consolidated
Investments and other assets	$740,153	$9,446,057	$19,662	$53,848,454
Deferred policy acquisition costs and value of business acquired	50,253	1,066	—	3,225,356
Goodwill	48,158	—	—	83,773
Total assets	$838,564	$9,447,123	$19,662	$57,157,583
	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,785	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	—	38,713	—	—
Total assets	$12,798,701	$12,334,846	$15,380,464	$2,769,510
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$707,181	$7,894,614	$21,491	$48,693,092
Deferred policy acquisition costs and value of business acquired	46,606	1,612	—	3,223,220
Goodwill	48,158	—	—	86,871
Total assets	$801,945	$7,896,226	$21,491	$52,003,183

22.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2012 and 2011 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  CONSOLIDATED QUARTERLY RESULTS — (Continued)

years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowner's equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2012
Premiums and policy fees	$692,398	$707,720	$681,324	$717,948
Reinsurance ceded	(296,295)	(336,119)	(311,862)	(365,821)
Net of reinsurance ceded	396,103	371,601	369,462	352,127
Net investment income	443,532	438,648	446,374	460,784
Realized investment gains (losses)	(13,022)	6,669	(2,686)	(44,085)
Other income	75,142	50,121	51,046	54,244
Total revenues	901,755	867,039	864,196	823,070
Total benefits and expenses	760,687	749,974	757,507	728,313
Income before income tax	141,068	117,065	106,689	94,757
Income tax expense	45,212	35,438	35,778	34,615
Net income	$95,856	$81,627	$70,911	$60,142
2011
Premiums and policy fees	$662,256	$712,472	$693,161	$716,245
Reinsurance ceded	(324,417)	(356,603)	(319,732)	(363,162)
Net of reinsurance ceded	337,839	355,869	373,429	353,083
Net investment income	427,311	434,425	445,928	445,780
Realized investment gains (losses)	(7,986)	19,974	31,880	1,559
Other income	43,863	56,107	47,262	42,262
Total revenues	801,027	866,375	898,499	842,684
Total benefits and expenses	705,685	726,214	775,941	725,470
Income before income tax	95,342	140,161	122,558	117,214
Income tax expense	33,223	48,557	39,579	30,160
Net income	$62,119	$91,604	$82,979	$87,054

23.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2012, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2012:
Life Marketing	$2,001,708	$12,733,602	$698,862	$277,919	$743,361	$486,374	$1,054,645	$45,079	$31,816	$161
Acquisitions	679,746	7,666,423	8,367	3,514,838	459,835	550,334	716,893	77,251	51,714	29,874
Annuities	491,184	1,102,577	103,316	7,372,471	97,902	504,342	369,622	45,319	100,848	—
Stable Value Products	1,399	—	—	2,510,559	—	128,239	64,790	947	2,174	—
Asset Protection	50,253	51,279	540,766	1,790	168,656	19,698	91,778	22,569	170,034	159,927
Corporate and Other	1,066	72,184	1,561	58,430	19,539	100,351	19,393	1,018	130,591	19,456
Total	$3,225,356	$21,626,065	$1,352,872	$13,736,007	$1,489,293	$1,789,338	$2,317,121	$192,183	$487,177	$209,418
For The Year Ended December 31, 2011:
Life Marketing	$1,912,916	$11,755,841	$589,027	$274,870	$744,819	$446,014	$978,098	$87,461	$32,258	$196
Acquisitions	824,277	7,804,207	6,792	3,669,366	414,823	529,261	662,293	75,041	55,792	22,386
Annuities	435,462	1,175,690	103,314	7,497,370	68,319	507,229	390,788	57,201	84,996	—
Stable Value Products	2,347	—	—	2,769,510	—	145,150	81,256	4,556	2,557	—
Asset Protection	46,606	53,987	517,274	1,645	170,898	21,650	88,257	22,607	154,831	161,387
Corporate and Other	1,612	78,002	1,851	50,113	21,361	104,140	21,528	2,654	131,136	21,107
Total	$3,223,220	$20,867,727	$1,218,258	$14,262,874	$1,420,220	$1,753,444	$2,222,220	$249,520	$461,570	$205,076
For The Year Ended December 31, 2010:
Life Marketing	$1,826,001	$10,910,433	$520,589	$275,325	$736,252	$387,953	$921,765	$47,809	$34,855	$246
Acquisitions	810,681	6,241,033	16,329	3,857,946	246,698	458,703	512,433	64,410	25,559	766
Annuities	368,279	1,231,374	93,609	6,985,784	42,650	482,264	407,455	76	68,106	—
Stable Value Products	6,903	—	—	3,076,233	—	171,327	123,365	5,430	3,325	—
Asset Protection	48,048	63,357	509,273	2,258	178,883	23,959	86,799	25,077	133,454	168,762
Corporate and Other	3,497	84,068	2,125	48,216	24,162	100,639	24,575	1,694	117,621	23,961
Total	$3,063,409	$18,530,265	$1,141,925	$14,245,762	$1,228,645	$1,624,845	$2,076,392	$144,496	$382,920	$193,735

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Excludes Life Insurance

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2012:
Life insurance in-force	$706,415,969	$444,950,866	$30,470,432	$291,935,535		10.4%
Premiums and policy fees:
Life insurance	2,226,614	1,228,444	281,711	1,279,881	(1)	22.0
Accident/health insurance	38,873	12,065	29,413	56,221		52.3
Property and liability insurance	216,014	69,589	6,765	153,190		4.4
Total	$2,481,501	$1,310,098	$317,889	$1,489,292
For The Year Ended December 31, 2011:
Life insurance in-force	$728,670,260	$469,530,487	$32,812,882	$291,952,655		11.2%
Premiums and policy fees:
Life insurance	2,245,359	1,278,273	248,467	1,215,553	(1)	20.4
Accident/health insurance	43,161	14,415	21,719	50,465		43.0
Property and liability insurance	219,267	71,225	6,160	154,202		4.0
Total	$2,507,787	$1,363,913	$276,346	$1,420,220
For The Year Ended December 31, 2010:
Life insurance in-force	$753,518,782	$495,056,077	$18,799,243	$277,261,948		6.8%
Premiums and policy fees:
Life insurance	2,153,318	1,284,504	166,606	1,035,420	(1)	16.1
Accident/health insurance	49,520	17,323	63	32,260		0.2
Property and liability insurance	232,744	78,885	7,106	160,965		4.4
Total	$2,435,582	$1,380,712	$173,775	$1,228,645

(1)  Includes annuity policy fees of $103.8 million, $74.9 million, and $43.4 million for the years ended December 31, 2012, 2011, and 2010, respectively.

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2012
Allowance for losses on commercial mortgage loans	$4,975	$6,240	$—	$(8,340)	$2,875
2011
Allowance for losses on commercial mortgage loans	$11,650	$9,603	$—	$(16,278)	$4,975
2010
Allowance for losses on commercial mortgage loans	$1,725	$11,071	$—	$(1,146)	$11,650

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(1)

(b)  Endorsement(2)

(c)  Qualified Retirement Plan Endorsement(2)

(d)  Individual Retirement Annuity Endorsement(2)

(e)  Tax Sheltered Annuity Endorsement(2)

(f)  ERISA Tax Sheltered Annuity Endorsement(2)

(g)  Section 457 Deferred Compensation Plan Endorsement(2)

(h)  Death Benefit Endorsement (96)(3)

(i)  Tax Sheltered Annuity Endorsement (96)(3)

(j)  Variable Settlement Option Endorsement(5)

(k)  Terminal Illness/Nursing Home Waivers Endorsement — Texas(6)

(l)  Terminal Illness/Nursing Home Waiver Endorsement — Kansas(6)

(m)  Enhanced Spousal Continuation Benefit Endorsement(7)

(n)  Form of Endorsement to Extend the Annuity Commencement Date and Modify the Death Benefit(11)

5.  Form of Contract Applications(2)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(10)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(10)

(e)  Amended and Restated Charter of Protective Life Insurance Company(22)

(f)  Amended and Restated Bylaws of Protective Life Insurance Company(22)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company(8)

8.  (a)  Participation/Distribution Agreement (Protective Investment Company)(2)

(b)  Participation Agreement (Oppenheimer Variable Account Funds)(12)

(c)  Participation Agreement (MFS Variable Insurance Trust)(12)

(d)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(12)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust)(13)

(f)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(g)  Participation Agreement (Lord Abbett Series Fund)(16)

(h)  Participation Agreement for Class II Shares (Van Kampen)(8)

(i)  Participation Agreement (Fidelity® Variable Insurance Products)(14)

(j)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(15)

(i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(19)

(k)   Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(8)

(l)   Form of Participation Agreement for Service Class Shares (Universal Institutional Fund, Inc.)(8)

(m)   Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(8)

(n)   Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(17)

(i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(19)

(o)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(9)

(p)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(9)

(q)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(9)

(r)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(9)

(s)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(9)

(t)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(9)

(u)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(9)

(v)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(9)

(w)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(9)

(x)  Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(9)

(y)  Participation Agreement (Legg Mason)(18)

(z)  Participation Agreement (PIMCO)(18)

(i)  Form of Novation of and Amendment to Participation Agreement (PIMCO)(19)

(ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO)(19)

(aa)  Participation Agreement (Royce Capital)(18)

(bb)  Rule 22c02 Information Sharing Agreement (Royce)(18)

(cc)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(19)

9.  Opinion and Consent of Steve M. Callaway, Esq.(4)

10.  (a)  Consent of Sutherland Asbill & Brennan LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of Attorney

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 8, 1996.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 29, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.

(8)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

(9)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(10)  Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 30, 2008.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on February 25, 2009.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) filed with Commission on April 30, 2007.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with Commission on October 26, 1998.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331) filed with Commission on November 26, 2003.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813) filed with Commission on April 28, 2006.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047) filed with Commission on April 25, 2002.

(17)  Incorporated by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070) filed with the Commission on October 28, 2009.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns
Richard J. Bielen
Deborah J. Long
Carl S. Thigpen
Carolyn Johnson
Michael G. Temple
John Sawyer
Carolyn King

John F. Simon
Lance Black
Scott Karchunas
Wayne E. Stuenkel
Judy Wilson
Steven G. Walker
Phil Passafiume
Nancy Kane
Robert R. Bedwell III
Frank Sottosanti
Mark Cyphert
Jeffrey B. Marsh	Chairman of the Board, Chief Executive Officer, President,
and Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President, General Counsel and Secretary
Executive Vice President and Chief Investment Officer
Executive Vice President, Chief Operating Officer and Director
Executive Vice President and Chief Risk Officer
Senior Vice President and Chief Distribution Officer
Senior Vice President, Acquisitions and Corporate
Development
Senior Vice President and Chief Product Actuary
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Stable Value Products
Senior Vice President, Controller and Chief Accounting Officer
Senior Vice President and Director, Fixed Income
Senior Vice President and Senior Associate Counsel
Senior Vice President, Mortgage Loans
Senior Vice President and Chief Marketing Officer
Senior Vice President, Chief Information and Operations Officer
Senior Vice President, Life Sales

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2012 (File No. 1-11339) filed with the Commission on February 28, 2013.

Item 27. Number of Contractowners.

As of March 31, 2013 there were 7,446 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Barry K. Brown Letitia Morsch Steve M. Callaway Julena Johnson Carol Majewski Joseph F. Gilmer Lawrence J. Debnar	President, Secretary and
Director
Assistant Secretary
Assistant Secretary
Chief Compliance Officer and
Director
Assistant Compliance Officer
Assistant Compliance Officer
Chief Financial Officer and
Director
Assistant Financial Officer
Vice President, New Business
Operations, Life and Annuity
Division
Second Vice President, LLC
Commissions
Second Vice President, Annuity
and VUL Administration
None
Senior Compliance Analyst II
Director I, Compliance Officer
Assistant Vice President,
Annuity Financial Reporting
Vice President, Financial
Reporting

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 26, 2013.

  PROTECTIVE VARIABLE ANNUITY
  SEPARATE ACCOUNT

By:  *

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President, and Director (Principal Executive Officer)	April 26, 2013
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	April 26, 2013
* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	April 26, 2013
* Carolyn M. Johnson	Director	April 26, 2013
* BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-fact		April 26, 2013